First Trust North American Energy Infrastructure Fund (EMLP)

Portfolio of Investments
July 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 61.2%
	Electric Utilities — 22.2%
917,262	Alliant Energy Corp.	$45,441,159
673,421	American Electric Power Co., Inc.	59,133,098
272,209	Duke Energy Corp.	23,605,964
607,260	Emera, Inc. (CAD)	25,214,311
560,403	Eversource Energy	42,512,172
2,259,559	Exelon Corp.	101,815,729
940,874	Fortis, Inc. (CAD)	37,084,608
84,942	Hydro One Ltd. (CAD) (a)	1,500,226
227,914	IDACORP, Inc.	23,260,903
570,463	NextEra Energy, Inc.	118,182,820
1,415,888	PPL Corp.	41,952,761
5,291	Southern (The) Co.	297,354
612,203	Xcel Energy, Inc.	36,493,421
		556,494,526
	Equity Real Estate Investment Trusts — 0.4%
222,052	CorEnergy Infrastructure Trust, Inc.	8,986,444
	Gas Utilities — 1.7%
194,951	Atmos Energy Corp.	21,257,457
14,136	Chesapeake Utilities Corp.	1,321,150
411,895	New Jersey Resources Corp.	20,541,204
		43,119,811
	Multi-Utilities — 10.6%
597,254	ATCO Ltd., Class I (CAD)	19,906,958
980,343	Canadian Utilities Ltd., Class A (CAD)	26,696,111
779,352	CMS Energy Corp.	45,373,874
666,160	NiSource, Inc.	19,778,290
1,649,984	Public Service Enterprise Group, Inc.	94,296,586
132,619	Sempra Energy	17,960,591
495,202	WEC Energy Group, Inc.	42,319,963
		266,332,373
	Oil, Gas & Consumable Fuels — 26.0%
2,653,236	Enbridge, Inc.	88,591,550
1,379,076	Equitrans Midstream Corp.	22,878,871
1,478,214	Inter Pipeline Ltd. (CAD)	24,875,839
1,257,464	Keyera Corp. (CAD)	31,993,970
7,436,715	Kinder Morgan, Inc.	153,345,063
727,973	ONEOK, Inc.	51,016,348
4,037,634	TC Energy Corp.	197,682,561
3,295,459	Williams (The) Cos., Inc.	81,200,110
		651,584,312

Shares/ Units	Description	Value
	Common Stocks (Continued)
	Water Utilities — 0.3%
60,202	American Water Works Co., Inc.	$6,909,985
	Total Common Stocks — 61.2%	1,533,427,451
	(Cost $1,313,841,319)

	Master Limited Partnerships — 34.6%
	Chemicals — 0.1%
134,122	Westlake Chemical Partners, L.P.	3,151,867
	Independent Power and Renewable Electricity Producers — 4.1%
2,122,531	NextEra Energy Partners, L.P. (b)	103,239,908
	Oil, Gas & Consumable Fuels — 30.4%
1,150,912	Alliance Resource Partners, L.P.	20,175,487
868,313	BP Midstream Partners, L.P.	13,910,374
5,571,523	Energy Transfer, L.P.	80,118,501
6,576,397	Enterprise Products Partners, L.P.	198,015,314
1,208,666	Holly Energy Partners, L.P.	35,196,354
1,378,482	Magellan Midstream Partners, L.P.	91,172,799
723,654	MPLX, L.P.	21,239,245
771,023	Phillips 66 Partners, L.P.	40,293,662
4,207,748	Plains GP Holdings L.P., Class A (b)	101,659,192
624,730	Shell Midstream Partners, L.P.	13,487,921
2,375,761	Tallgrass Energy, L.P. (b)	45,543,338
2,459,326	TC PipeLines, L.P.	99,578,110
		760,390,297
	Total Master Limited Partnerships — 34.6%	866,782,072
	(Cost $782,806,560)

	Money Market Funds — 3.3%
82,413,724	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 2.15% (c)	82,413,724
	(Cost $82,413,724)

	Total Investments — 99.1%	2,482,623,247
	(Cost $2,179,061,603) (d)
	Net Other Assets and Liabilities — 0.9%	23,648,373
	Net Assets — 100.0%	$2,506,271,620

First Trust North American Energy Infrastructure Fund (EMLP)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

(a)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Rate shown reflects yield as of July 31, 2019.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $339,923,524 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $36,361,880. The net unrealized appreciation was $303,561,644.

CAD	-	Canadian Dollar – Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,533,427,451	$—	$—
Master Limited Partnerships*	866,782,072	—	—
Money Market Funds	82,413,724	—	—
Total Investments	$2,482,623,247	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments
July 31, 2019 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 88.0%

	Aerospace & Defense — 0.6%
$7,274,199	Transdigm, Inc., Term Loan F, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	06/09/23	$7,232,154
2,579,571	Transdigm, Inc., Tranche E Term Loan, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	05/30/25	2,557,180
				9,789,334

	Alternative Carriers — 0.9%
14,998,972	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.48%	02/22/24	15,005,272

	Application Software — 5.4%
6,143,165	CCC Information Services, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.99%	04/26/24	6,075,345
6,106,922	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.48%	07/01/24	6,109,487
3,399,111	Infor (US), Inc. (fka Lawson Software, Inc.), Term Loan B-6, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.08%	02/02/22	3,398,499
8,421,601	Informatica Corp., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.48%	08/06/22	8,455,287
2,701,081	Micro Focus International (MA Financeco LLC), Miami Escrow Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.73%	06/21/24	2,678,581
18,241,064	Micro Focus International (MA Financeco LLC), Seattle Spinco Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.73%	06/21/24	18,089,114
9,982,431	Micro Focus International (MA Financeco LLC), Term Loan B2, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.48%	11/30/21	9,957,475
8,459,083	Mitchell International, Inc., Term Loan (First Lien), 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.48%	11/30/24	8,014,981
2,312,180	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2019 Incremental Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor	6.56%	04/26/24	2,304,481
9,139,447	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.81%	04/26/24	9,013,780
13,979,379	RP Crown Parent (JDA Software Group), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.98%	10/12/23	13,937,441
307,144	Ultimate Software Group, Inc., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.00% Floor	6.08%	04/15/26	309,399
				88,343,870

	Asset Management & Custody Banks — 0.2%
2,465,141	Harbourvest Partners L.P., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.58%	03/01/25	2,460,531
1,323,855	Victory Capital Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	5.57%	06/30/26	1,330,884
				3,791,415

	Auto Parts & Equipment — 2.5%
5,265,145	American Axle & Manufacturing Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.52%	04/06/24	5,166,424
1,309,047	American Axle & Manufacturing Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	4.53%	04/06/24	1,284,502
23,379,680	Gates Global LLC, Initial B-2 Dollar Term Loan, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.98%	03/31/24	23,266,991
2,794,557	Lumileds (Bright Bidco B.V.), Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.73%	06/30/24	1,862,740

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Auto Parts & Equipment (Continued)
$5,788,097	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.83%	06/30/24	$3,858,114
4,089,600	Power Solutions (Panther BF Aggregator 2 LP), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.73%	04/30/26	4,087,064
223,289	Tower Automotive Holdings USA LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.13%	03/07/24	223,568
				39,749,403

	Automotive Retail — 0.0%
281,900	IAA Spinco, Inc., Term Loan B, 3 Mo. LIBOR + 2.25%, 0.00% Floor	4.63%	06/28/26	282,957

	Broadcasting — 5.4%
3,985,997	Cumulus Media Holdings, Inc., Exit Term Loan, 1 Mo. LIBOR + 4.50%, 1.00% Floor	6.74%	05/15/22	4,010,910
3,865,400	Diamond Sports Group LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.47%	08/30/26	3,871,778
7,947,612	E.W. Scripps Co., Incremental Term Loan B-1, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	05/01/26	7,957,547
6,428,278	Gray Television, Inc., Term Loan C, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	01/02/26	6,440,877
14,061,589	iHeartCommunications, Inc., Exit Term Loan, 3 Mo. LIBOR + 4.00%, 0.00% Floor	6.58%	05/01/26	14,156,083
21,739,130	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.97%	07/15/26	21,734,564
1,283,289	Nexstar Broadcasting, Inc., Mission Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.65%	01/17/24	1,276,873
6,951,419	Nexstar Broadcasting, Inc., Nexstar Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.49%	01/17/24	6,916,662
4,338,750	Sinclair Television Group, Inc., Term Loan B-2, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.49%	01/03/24	4,328,988
16,426,653	Tribune Media Co. (fka Tribune Co.), Extended Term Loan C, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.23%	01/27/24	16,395,935
				87,090,217

	Building Products — 2.5%
2,338,782	Beacon Roofing Supply, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.62%	01/02/25	2,326,433
6,279,203	JELD-WEN, Inc., Term Loan B-4, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.33%	12/14/24	6,275,310
32,679,904	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	11/15/23	32,384,804
				40,986,547

	Cable & Satellite — 2.9%
5,276,990	Cablevision (aka CSC Holdings, Inc.), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.58%	07/17/25	5,257,202
10,439,286	Cablevision (aka CSC Holdings, Inc.), January 2018 Term Loans B-2, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	01/25/26	10,426,237

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Cable & Satellite (Continued)
$11,381,805	Cablevision (aka CSC Holdings, Inc.), October 2018 Incremental Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.58%	01/15/26	$11,339,123
980,094	Mediacom Broadband LLC, Term Loan N, 1 Week LIBOR + 1.75%, 0.00% Floor	4.10%	02/15/24	980,094
19,521,500	Virgin Media Investment Holdings Ltd., Term Loan K, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	01/15/26	19,558,200
				47,560,856

	Casinos & Gaming — 8.9%
10,396,395	Aristocrat Technologies, Inc., Term Loan B-3, 3 Mo. LIBOR + 1.75%, 0.00% Floor	4.03%	10/19/24	10,390,573
24,844,276	Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	12/22/24	24,630,864
28,629,067	CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.48%	04/18/24	28,664,854
13,441,487	Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.98% - 5.06%	10/04/23	13,455,869
2,907,393	MGM Growth Properties Operating Partnership LP, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.23%	03/23/25	2,906,782
9,605,939	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	08/14/24	9,547,438
31,339,875	Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	5.83%	07/10/25	31,433,896
15,113,035	Station Casinos, Inc. (Red Rocks), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.74%	06/08/23	15,132,833
2,245,600	Twin River Worldwide Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.97%	05/15/26	2,241,670
6,488,296	VICI Properties 1 LLC (Caesars), Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.27%	12/20/24	6,471,037
				144,875,816

	Coal & Consumable Fuels — 0.2%
2,992,424	Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	03/31/25	2,981,203

	Communications Equipment — 0.3%
4,510,660	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.48%	04/06/26	4,511,787

	Construction & Engineering — 0.0%
566,165	Pike Corp., 2019 New Term Loans, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.52%	07/31/26	568,288

	Electric Utilities — 0.6%
9,215,623	Vistra Operations Co. LLC (TEX/TXU), 2018 Incremental Term Loan B3, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.23% - 4.31%	12/31/25	9,228,801
306,749	Vistra Operations Co. LLC (TEX/TXU), 2018 Incremental Term Loan B3, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.33%	12/31/25	307,188
				9,535,989

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Environmental & Facilities Services — 1.3%
$8,435,481	GFL Environmental, Inc., 2018 Incremental Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.23%	05/31/25	$8,363,189
13,673,869	Packers Holdings LLC, Term Loan B, 6 Mo. LIBOR + 3.00%, 1.00% Floor	5.32%	12/04/24	13,485,854
				21,849,043

	Food Retail — 1.4%
7,952,769	Albertson’s LLC, Term Loan B5, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.31%	12/21/22	7,966,288
14,738,950	Albertson’s LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.23%	06/22/23	14,758,847
				22,725,135

	Health Care Equipment — 0.4%
5,698,952	Acelity L.P., Inc. (Kinetic Concepts), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.58%	01/31/24	5,714,966

	Health Care Facilities — 0.8%
257,232	Acadia Healthcare Co., Inc., Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.73%	02/11/22	257,186
5,102,238	Acadia Healthcare Co., Inc., Term Loan B4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.73%	02/16/23	5,101,320
2,571,466	Gentiva Health Services, Inc. (Kindred at Home), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.00%	06/30/25	2,584,323
5,251,823	Select Medical Corp., Term Loan B, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.85%	03/06/25	5,235,438
				13,178,267

	Health Care Services — 6.2%
1,157,427	21st Century Oncology Holdings, Inc., Tranche B Term Loan, 3 Mo. LIBOR + 6.13%, 1.00% Floor	8.46%	01/16/23	1,006,001
1,591,152	Air Medical Group Holdings, Inc. (Global Medical Response), 2018 New Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	6.48%	03/14/25	1,529,494
3,651,370	Air Medical Group Holdings, Inc. (Global Medical Response), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.56%	04/28/22	3,532,700
6,981,971	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.83%	04/21/24	5,864,856
764,863	athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 3 Mo. LIBOR + 4.50%, 0.00% Floor	7.05%	02/15/26	766,538
3,180,371	CDRH Parent, Inc. (Healogics, Inc.), Initial Term Loan (First Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.73%	07/01/21	2,475,378
30,620,542	CHG Healthcare Services, Inc., Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.23%	06/07/23	30,532,968
11,684,632	DuPage Medical Group (Midwest Physician Admin. Services LLC), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.98%	08/15/24	11,377,910
23,856,452	Envision Healthcare Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.98%	10/10/25	20,451,898
8,985,206	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.49%	08/31/24	8,670,724
8,272,775	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.98%	02/06/24	7,224,863
4,316,320	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	7.25%	06/30/26	4,221,016

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Health Care Services (Continued)
$2,827,278	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	6.73%	08/27/25	$2,838,756
570,131	Vizient, Inc., Term Loan B-5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	04/30/26	571,317
				101,064,419

	Health Care Supplies — 0.0%
425,266	ConvaTec, Inc., Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	4.58%	10/31/23	423,565

	Health Care Technology — 1.7%
24,202,696	Change Healthcare Holdings, Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.73%	03/01/24	24,138,318
565,625	Ensemble RCM LLC (Ensemble Health), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.97%	07/31/26	565,981
2,268,939	Press Ganey (Azalea TopCo, Inc.), Term Loan B, Prime Rate + 2.50%, 0.00% Floor	8.00%	07/31/26	2,262,699
				26,966,998

	Hotels, Resorts & Cruise Lines — 0.2%
3,619,688	Four Seasons Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.23%	11/30/23	3,622,511

	Household Appliances — 0.5%
9,243,615	Traeger Grills (TGP Holdings III LLC), Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.58%	09/25/24	8,558,016

	Human Resource & Employment Services — 0.6%
9,485,137	Alight, Inc. (fka Tempo Acq.), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	05/01/24	9,496,993

	Hypermarkets & Super Centers — 1.4%
22,896,023	BJ’s Wholesale Club, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.08%	02/03/24	22,926,932

	Industrial Gases — 0.2%
2,910,076	Messer Industries USA, Inc., Initial Term B-1, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	09/30/25	2,895,525

	Insurance Brokers — 7.4%
1,666,154	Alliant Holdings I, LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.63%	05/10/25	1,652,958
16,838,381	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.27%	05/09/25	16,593,214
39,037,428	AmWINS Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.98% - 5.11%	01/25/24	39,037,428
86,753	HUB International Ltd., Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	5.28%	04/25/25	85,795
34,267,624	HUB International Ltd., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.27%	04/25/25	33,888,967

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Insurance Brokers (Continued)
$10,414,823	National Financial Partners Corp. (NFP), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	01/06/24	$10,258,601
19,381,442	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.33%	05/15/24	19,094,790
				120,611,753

	Integrated Telecommunication Services — 1.0%
16,232,362	CenturyLink (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	01/31/25	16,121,820

	Investment Banking & Brokerage — 0.7%
10,498,515	Citadel Securities LP, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.73%	02/28/26	10,524,761

	Leisure Facilities — 1.0%
17,088,204	ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.08%	09/18/24	15,721,148

	Life Sciences Tools & Services — 3.6%
12,839,268	Ortho-Clinical Diagnostics Holdings Luxembourg, Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	5.68%	05/31/25	12,462,179
12,511,146	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	09/27/24	12,065,499
19,502,425	Pharmaceutical Product Development, Inc. (PPDI), Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.73%	08/18/22	19,460,689
13,955,683	Sotera Health Holdings LLC (Sterigenics), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.23%	05/15/22	13,798,682
				57,787,049

	Managed Health Care — 2.3%
30,043,286	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.08%	06/07/23	29,141,987
8,750,760	Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.23%	12/02/24	8,619,499
				37,761,486

	Metal & Glass Containers — 1.0%
16,894,167	Berry Global, Inc., Term Loan U, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.90%	06/30/26	16,871,360

	Movies & Entertainment — 0.9%
8,415,908	AMC Entertainment, Inc., Term Loan B, 6 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	04/22/26	8,421,883
5,387,451	Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.48%	02/05/25	5,364,823
				13,786,706

	Other Diversified Financial Services — 5.0%
35,564,223	AlixPartners LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	04/04/24	35,595,875
30,934,179	Duff & Phelps Corp. (Deerfield Dakota), Initial Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.48%	02/13/25	30,049,771
14,923,854	Refinitiv US Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.98%	10/01/25	14,907,886

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Other Diversified Financial Services (Continued)
$1,119,425	Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.48%	05/17/26	$1,120,029
				81,673,561

	Packaged Foods & Meats — 0.6%
2,931,305	Hostess Brands LLC (HB Holdings), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.48%	08/03/22	2,925,208
1,001,377	Hostess Brands LLC (HB Holdings), Term Loan B, 2 Mo. LIBOR + 2.25%, 0.75% Floor	4.51% - 4.60%	08/03/22	999,294
5,631,736	Hostess Brands LLC (HB Holdings), Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	4.51%	08/03/22	5,620,022
				9,544,524

	Paper Packaging — 2.1%
33,510,745	Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	02/05/23	33,487,958

	Pharmaceuticals — 5.3%
1,129,536	Akorn, Inc., Loan, 1 Mo. LIBOR + 7.00%, 1.00% Floor	9.25%	04/16/21	1,036,349
47,014,717	Bausch Health Cos., Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.38%	06/01/25	47,167,515
23,797,587	Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	6.50%	04/29/24	21,670,797
7,965,395	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.06%	10/15/25	7,937,516
5,562,197	Grifols Worldwide Operations Ltd., Tranche B Term Loan, 1 Week LIBOR + 2.25%, 0.00% Floor	4.60%	01/31/25	5,574,044
2,281,660	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 2.75%, 0.75% Floor	5.08%	09/24/24	1,936,879
1,636,774	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.53%	02/24/25	1,389,212
				86,712,312

	Real Estate Services — 0.2%
1,960,566	Cushman & Wakefield (DTZ U.S. Borrower LLC), Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.48%	08/21/25	1,966,703
1,924,725	Realogy Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.52%	02/08/25	1,829,451
				3,796,154

	Research & Consulting Services — 0.1%
1,620,313	TransUnion LLC, Term Loan B4, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.23%	06/19/25	1,622,339

	Restaurants — 2.0%
21,841,534	1011778 B.C. Unlimited Liability Co. (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-3, 1 Mo. LIBOR + 2.25%, 1.00% Floor	4.48%	02/15/24	21,836,073
1,893,142	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.55% - 5.56%	01/18/25	1,884,358

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Restaurants (Continued)
$8,284,336	Portillo’s Holdings LLC, Term B Loan (First Lien), 3 Mo. LIBOR + 4.50%, 1.00% Floor	6.83%	08/02/21	$8,284,336
				32,004,767

	Security & Alarm Services — 0.2%
2,731,344	Garda World Security Corp., Term Loan B, 2 Mo. LIBOR + 3.50%, 1.00% Floor	6.02%	05/26/24	2,733,529

	Semiconductors — 0.1%
2,329,561	Western Digital Corp., U.S., Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.01%	04/29/23	2,309,177

	Specialized Consumer Services — 2.0%
6,547,400	Asurion LLC (fka Asurion Corp.), Replacement B-2 Term Loan (Second Lien), 1 Mo. LIBOR + 6.50%, 0.00% Floor	8.73%	08/04/25	6,659,230
1,200,886	Asurion LLC (fka Asurion Corp.), Term Loan B4, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	08/04/22	1,202,819
16,635,192	Asurion LLC (fka Asurion Corp.), Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	11/03/23	16,666,466
8,192,250	Asurion LLC (fka Asurion Corp.), Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	11/03/24	8,206,914
				32,735,429

	Specialty Chemicals — 0.7%
11,306,339	H.B. Fuller Co., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.27%	10/20/24	11,235,674

	Systems Software — 5.6%
15,938,675	Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR + 3.00%, 1.00% Floor	5.33%	09/13/24	15,880,021
2,331,175	Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR + 7.00%, 1.00% Floor	9.33%	09/13/25	2,349,638
2,624,412	Avast Software B.V. (Sybil), Term Loan B, 3 Mo. LIBOR + 2.25%, 1.00% Floor	4.58%	09/30/23	2,630,553
13,320,419	Dynatrace LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	08/22/25	13,320,419
10,501,646	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.73%	06/13/24	10,295,604
14,736,950	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.49%	04/24/22	12,426,343
8,264,940	SS&C European Holdings, S.A.R.L., Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.48%	04/16/25	8,259,816
5,668,017	SS&C European Holdings, S.A.R.L., Term Loan B-4, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.48%	04/16/25	5,664,503
6,279,352	SS&C European Holdings, S.A.R.L., Term Loan B-5, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.48%	04/16/25	6,277,217
4,984,569	SUSE (Marcel Lux IV S.A.R.L.), Facility Term Loan B1, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.48%	03/15/26	4,934,723
8,862,370	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.48%	06/15/25	8,688,844
				90,727,681

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Technology Hardware, Storage & Peripherals — 1.1%
$16,997,466	Dell International LLC, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.75% Floor	4.24%	09/07/23	$17,037,410
	Total Senior Floating-Rate Loan Interests			1,429,301,922
	(Cost $1,449,483,602)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS — 7.7%

	Alternative Carriers — 0.3%
436,000	Level 3 Financing, Inc.	5.38%	08/15/22	439,270
500,000	Level 3 Financing, Inc.	5.13%	05/01/23	504,385
4,669,000	Level 3 Parent LLC	5.75%	12/01/22	4,715,690
				5,659,345

	Application Software — 0.1%
1,070,000	Infor US, Inc.	6.50%	05/15/22	1,092,738

	Auto Parts & Equipment — 0.4%
6,939,000	American Axle & Manufacturing, Inc.	6.63%	10/15/22	7,043,571

	Broadcasting — 2.8%
2,541,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (c)	5.38%	08/15/26	2,588,644
3,848,000	E.W. Scripps (The) Co. (c)	5.13%	05/15/25	3,867,240
7,343,000	Gray Television, Inc. (c)	5.13%	10/15/24	7,554,111
2,148,000	Gray Television, Inc. (c)	5.88%	07/15/26	2,233,920
2,125,000	Nexstar Broadcasting, Inc.	5.88%	11/15/22	2,180,781
9,889,000	Nexstar Broadcasting, Inc. (c)	5.63%	08/01/24	10,296,921
1,580,000	Nexstar Escrow, Inc. (c)	5.63%	07/15/27	1,645,175
14,626,000	Sinclair Television Group, Inc. (c)	5.63%	08/01/24	15,078,674
791,000	Sinclair Television Group, Inc. (c)	5.88%	03/15/26	824,855
				46,270,321

	Cable & Satellite — 0.2%
125,000	CCO Holdings LLC / CCO Holdings Capital Corp. (c)	5.88%	04/01/24	130,313
1,724,000	CSC Holdings LLC (c)	5.13%	12/15/21	1,728,309
1,621,000	CSC Holdings LLC (c)	5.50%	05/15/26	1,697,998
				3,556,620

	Casinos & Gaming — 0.3%
949,000	Boyd Gaming Corp.	6.88%	05/15/23	984,588
1,350,000	Eldorado Resorts, Inc.	7.00%	08/01/23	1,414,125
1,906,000	Golden Nugget, Inc. (c)	6.75%	10/15/24	1,966,763
				4,365,476

	Coal & Consumable Fuels — 0.3%
4,900,000	Peabody Energy Corp. (c)	6.00%	03/31/22	5,016,375

	Diversified Real Estate Activities — 0.1%
250,000	KB Home	7.00%	12/15/21	269,688
626,000	PulteGroup, Inc.	5.50%	03/01/26	676,863
				946,551

	Health Care Equipment — 0.1%
926,000	Kinetic Concepts, Inc. / KCI USA, Inc. (c)	7.88%	02/15/21	947,548

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Health Care Facilities — 0.8%
$3,478,000	Acadia Healthcare Co., Inc.	5.63%	02/15/23	$3,522,727
170,000	Tenet Healthcare Corp.	6.00%	10/01/20	175,525
8,080,000	Tenet Healthcare Corp.	8.13%	04/01/22	8,665,800
				12,364,052

	Health Care Services — 0.1%
1,608,000	DaVita, Inc.	5.13%	07/15/24	1,610,444

	Independent Power Producers & Energy Traders — 0.3%
5,264,000	Calpine Corp.	5.38%	01/15/23	5,260,578

	Insurance Brokers — 0.4%
4,717,000	AmWINS Group, Inc. (c)	7.75%	07/01/26	4,946,954
893,000	HUB International Ltd. (c)	7.00%	05/01/26	910,297
				5,857,251

	Managed Health Care — 0.6%
10,000,000	MPH Acquisition Holdings LLC (c)	7.13%	06/01/24	9,749,600
976,000	Polaris Intermediate Corp. (c) (d)	8.50%	12/01/22	907,680
				10,657,280

	Movies & Entertainment — 0.1%
1,497,000	AMC Entertainment Holdings, Inc.	5.75%	06/15/25	1,419,796

	Paper Packaging — 0.1%
1,000,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu (c)	7.00%	07/15/24	1,036,875

	Real Estate Services — 0.6%
2,140,000	Realogy Group LLC / Realogy Co-Issuer Corp. (c)	5.25%	12/01/21	2,070,450
9,853,000	Realogy Group LLC / Realogy Co-Issuer Corp. (c)	4.88%	06/01/23	8,325,785
				10,396,235

	Trading Companies & Distributors — 0.1%
250,000	United Rentals North America, Inc.	5.88%	09/15/26	266,875
1,099,000	United Rentals North America, Inc.	6.50%	12/15/26	1,197,580
				1,464,455
	Total Corporate Bonds			124,965,511
	(Cost $124,159,491)

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 2.0%

	Capital Markets — 2.0%
533,500	First Trust Enhanced Short Maturity ETF (e)	32,036,675
	Total Exchange-Traded Funds	32,036,675
	(Cost $31,993,995)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS — 0.6%

	Building Products — 0.1%
$1,700,000	Masonite International Corp. (c)	5.63%	03/15/23	1,746,580

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS (Continued)

	Cable & Satellite — 0.1%
$1,500,000	Virgin Media Secured Finance PLC (c)	5.50%	08/15/26	$1,571,250

	Diversified Real Estate Activities — 0.0%
250,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. (c)	5.88%	04/15/23	263,750

	Pharmaceuticals — 0.3%
4,545,000	Bausch Health Cos., Inc. (c)	5.88%	05/15/23	4,594,768
250,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC (c)	5.63%	10/15/23	159,300
				4,754,068

	Restaurants — 0.1%
1,000,000	1011778 BC ULC / New Red Finance, Inc. (c)	5.00%	10/15/25	1,022,500
	Total Foreign Corporate Bonds			9,358,148
	(Cost $9,217,208)

Shares	Description	Value

RIGHTS — 0.0%

	Electric Utilities — 0.0%
4,887	Vistra Energy Corp. (f)	3,910

	Life Sciences Tools & Services — 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust (f) (g) (h) (i)	0
1	New Millennium Holdco, Inc., Corporate Claim Trust (f) (g) (h) (i)	0
		0
	Total Rights	3,910
	(Cost $8,491)

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 3.8%

61,872,905	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.15% (j)	$61,872,905
	(Cost $61,872,905)
	Total Investments — 102.1%	1,657,539,071
	(Cost $1,676,735,692) (k)
	Net Other Assets and Liabilities — (2.1)%	(33,378,003)
	Net Assets — 100.0%	$1,624,161,068

1

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2019, securities noted as such amounted to $92,882,635 or 5.7% of net assets.
(d)	Senior Payment-in-kind (“PIK”) Toggle Note. The issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 8.50% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2018 through July 31, 2019), this security paid all of its interest in cash.
(e)	Investment in an affiliated fund.
(f)	Non-income producing security.
(g)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2019, securities noted as such are valued at $0 or 0.0% of net assets.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)	Rate shown reflects yield as of July 31, 2019.
(k)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,634,845 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $24,831,466. The net unrealized depreciation was $19,196,621.

LIBOR - London Interbank Offered Rate

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:

	Total Value at 7/31/2019		Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$1,429,301,922		$—	$1,429,301,922	$—
Corporate Bonds*	124,965,511		—	124,965,511	—
Exchange-Traded Funds*	32,036,675		32,036,675	—	—
Foreign Corporate Bonds*	9,358,148		—	9,358,148	—
Rights
Electric Utilities	3,910		—	3,910	—
Life Science Tools & Services	—	**	—	—	—	**
Money Market Funds	61,872,905		61,872,905	—	—
Total Investments	$1,657,539,071		$93,909,580	$1,563,629,491	$—	**

* See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

Level 3 Rights are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.

Affiliated Transactions
Amounts relating to investments in affiliated funds at July 31, 2019, and for the fiscal year-to-date period (November 1, 2018 to July 31, 2019) are as follows:
	Shares at	Value at			Change in Unrealized Appreciation	Realized Gain	Value at	Dividend
Security Name	7/31/2019	10/31/2018	Purchases	Sales	(Depreciation)	(Loss)	7/31/2019	Income
First Trust Enhanced Short Maturity ETF	533,500	$ 74,975,000	$ 31,993,995	$ (74,866,006)	$ 180,180	$ (246,494)	$ 32,036,675	$ 485,389

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS — 60.5%

	Alternative Carriers — 0.8%
$500,000	Level 3 Financing, Inc.	5.38%	08/15/22	$503,750
500,000	Level 3 Financing, Inc.	5.13%	05/01/23	504,385
2,000,000	Level 3 Financing, Inc.	5.38%	01/15/24	2,032,240
7,437,000	Level 3 Parent LLC (a)	5.75%	12/01/22	7,511,370
				10,551,745

	Application Software — 0.7%
9,320,000	Infor US, Inc. (a)	6.50%	05/15/22	9,518,050

	Auto Parts & Equipment — 1.5%
7,061,000	American Axle & Manufacturing, Inc. (a)	6.63%	10/15/22	7,167,409
5,000,000	American Axle & Manufacturing, Inc.	6.25%	04/01/25	5,031,250
7,514,000	Cooper-Standard Automotive, Inc. (b)	5.63%	11/15/26	6,856,525
596,000	Gates Global LLC / Gates Global Co. (b)	6.00%	07/15/22	597,609
				19,652,793

	Automotive Retail — 0.4%
1,092,000	IAA, Inc. (b)	5.50%	06/15/27	1,144,553
3,819,000	KAR Auction Services, Inc. (b)	5.13%	06/01/25	3,952,665
				5,097,218

	Broadcasting — 9.4%
3,000,000	Cumulus Media New Holdings, Inc. (b)	6.75%	07/01/26	3,071,250
2,090,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (b)	5.38%	08/15/26	2,129,188
3,879,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (b)	6.63%	08/15/27	3,973,550
5,580,000	EW Scripps (The) Co. (b)	5.13%	05/15/25	5,607,900
26,086,000	Gray Television, Inc. (a) (b)	5.88%	07/15/26	27,129,439
5,500,000	Gray Television, Inc. (b)	7.00%	05/15/27	6,029,375
4,200,000	Nexstar Broadcasting, Inc. (b)	6.13%	02/15/22	4,273,500
1,375,000	Nexstar Broadcasting, Inc.	5.88%	11/15/22	1,411,094
16,392,000	Nexstar Broadcasting, Inc. (a) (b)	5.63%	08/01/24	17,068,170
3,187,000	Nexstar Escrow, Inc. (b)	5.63%	07/15/27	3,318,464
10,355,000	Scripps Escrow, Inc. (b)	5.88%	07/15/27	10,486,405
495,000	Sinclair Television Group, Inc.	5.38%	04/01/21	496,485
19,421,000	Sinclair Television Group, Inc. (a) (b)	5.63%	08/01/24	20,022,080
10,599,000	Sinclair Television Group, Inc. (a) (b)	5.88%	03/15/26	11,052,637
5,394,000	Sinclair Television Group, Inc. (b)	5.13%	02/15/27	5,447,940
500,000	Sirius XM Radio, Inc. (b)	4.63%	07/15/24	515,900
				122,033,377

	Building Products — 1.4%
3,789,000	CEMEX Finance LLC (b)	6.00%	04/01/24	3,897,934
235,000	Jeld-Wen, Inc. (b)	4.63%	12/15/25	231,769
2,085,000	Jeld-Wen, Inc. (b)	4.88%	12/15/27	2,045,906
6,785,000	Lennar Corp. (a)	5.25%	06/01/26	7,235,863
2,500,000	Standard Industries, Inc. (b)	5.50%	02/15/23	2,565,624
417,000	Standard Industries, Inc. (b)	5.38%	11/15/24	428,985
295,000	Standard Industries, Inc. (b)	6.00%	10/15/25	311,594
892,000	Standard Industries, Inc. (b)	5.00%	02/15/27	909,840
				17,627,515

	Cable & Satellite — 4.0%
2,133,000	Cablevision Systems Corp.	8.00%	04/15/20	2,204,989
10,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.75%	01/15/24	10,237,500
2,175,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	5.88%	04/01/24	2,267,438
5,076,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	5.75%	02/15/26	5,360,051
1,500,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	5.50%	05/01/26	1,571,250

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Cable & Satellite (Continued)
$2,828,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	5.13%	05/01/27	$2,923,445
500,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	5.38%	06/01/29	519,375
12,107,000	CSC Holdings LLC (a) (b)	7.75%	07/15/25	13,045,293
9,183,000	CSC Holdings LLC (a) (b)	5.50%	05/15/26	9,619,192
819,000	CSC Holdings LLC (b)	5.50%	04/15/27	859,950
1,800,000	CSC Holdings LLC (b)	5.38%	02/01/28	1,881,000
800,000	CSC Holdings LLC (b)	7.50%	04/01/28	885,000
200,000	CSC Holdings LLC (b)	5.75%	01/15/30	203,250
26,000	Mediacom Broadband LLC / Mediacom Broadband Corp.	5.50%	04/15/21	26,098
				51,603,831

	Casinos & Gaming — 6.3%
2,100,000	Boyd Gaming Corp.	6.38%	04/01/26	2,223,375
17,488,000	Caesars Resort Collection LLC / CRC Finco, Inc. (a) (b)	5.25%	10/15/25	17,493,245
3,863,000	Eldorado Resorts, Inc.	6.00%	04/01/25	4,089,951
426,000	Eldorado Resorts, Inc.	6.00%	09/15/26	462,048
4,430,000	Golden Nugget, Inc. (b)	6.75%	10/15/24	4,571,228
3,000,000	Golden Nugget, Inc. (b)	8.75%	10/01/25	3,150,000
1,500,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (b)	5.75%	02/01/27	1,620,390
8,600,000	MGM Resorts International (a)	7.75%	03/15/22	9,629,420
5,100,000	MGM Resorts International (a)	6.00%	03/15/23	5,546,250
5,950,000	MGM Resorts International	5.75%	06/15/25	6,461,403
1,000,000	MGM Resorts International	5.50%	04/15/27	1,062,790
4,439,000	Penn National Gaming, Inc. (b)	5.63%	01/15/27	4,518,902
10,045,000	Station Casinos LLC (a) (b)	5.00%	10/01/25	10,260,968
4,000,000	Twin River Worldwide Holdings, Inc. (b)	6.75%	06/01/27	4,180,000
4,500,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (b)	5.50%	03/01/25	4,730,625
2,410,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (b)	5.25%	05/15/27	2,473,263
				82,473,858

	Coal & Consumable Fuels — 0.1%
483,000	Peabody Energy Corp. (b)	6.00%	03/31/22	494,471
967,000	Peabody Energy Corp. (b)	6.38%	03/31/25	998,428
				1,492,899

	Consumer Finance — 0.3%
3,406,000	FirstCash, Inc. (b)	5.38%	06/01/24	3,533,827

	Diversified Metals & Mining — 0.7%
9,256,000	Freeport-McMoRan, Inc. (a)	6.88%	02/15/23	9,776,650

	Diversified Real Estate Activities — 2.4%
5,810,000	KB Home (a)	7.00%	12/15/21	6,267,538
1,883,000	KB Home	7.63%	05/15/23	2,108,960
1,000,000	Meritage Homes Corp.	7.00%	04/01/22	1,096,250
4,302,000	PulteGroup, Inc.	5.50%	03/01/26	4,651,538
5,500,000	Taylor Morrison Communities, Inc.	6.63%	05/15/22	5,692,500
500,000	Taylor Morrison Communities, Inc. (b)	5.75%	01/15/28	519,415
290,000	TRI Pointe Group, Inc.	5.25%	06/01/27	287,100
9,914,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. (a)	5.88%	06/15/24	10,360,130
				30,983,431

	Electric Utilities — 0.2%
3,000,000	Vistra Operations Co. LLC (b)	5.63%	02/15/27	3,176,250

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Fertilizers & Agricultural Chemicals — 0.0%
$100,000	Scotts Miracle-Gro (The) Co.	6.00%	10/15/23	$103,875

	Health Care Equipment — 0.1%
405,000	Hill-Rom Holdings, Inc. (b)	5.75%	09/01/23	418,669
1,178,000	Kinetic Concepts, Inc. / KCI USA, Inc. (b)	7.88%	02/15/21	1,205,412
				1,624,081

	Health Care Facilities — 6.1%
3,000,000	Acadia Healthcare Co., Inc.	5.63%	02/15/23	3,038,580
2,318,000	Acadia Healthcare Co., Inc.	6.50%	03/01/24	2,387,540
250,000	Encompass Health Corp.	5.13%	03/15/23	254,750
13,111,000	Encompass Health Corp. (a)	5.75%	11/01/24	13,307,927
250,000	Encompass Health Corp.	5.75%	09/15/25	261,250
1,000,000	HCA, Inc.	5.38%	02/01/25	1,083,960
6,530,000	HCA, Inc.	5.88%	02/15/26	7,280,950
16,587,000	Select Medical Corp. (a)	6.38%	06/01/21	16,628,468
5,000,000	Select Medical Corp. (b)	6.25%	08/15/26	5,087,500
27,514,000	Tenet Healthcare Corp. (a)	8.13%	04/01/22	29,508,764
1,000,000	Universal Health Services, Inc. (b)	5.00%	06/01/26	1,047,500
				79,887,189

	Health Care Services — 2.0%
5,800,000	DaVita, Inc.	5.13%	07/15/24	5,808,816
1,976,000	DaVita, Inc.	5.00%	05/01/25	1,943,930
11,225,000	MEDNAX, Inc. (a) (b)	5.25%	12/01/23	11,233,642
5,000,000	MEDNAX, Inc. (b)	6.25%	01/15/27	4,967,588
1,751,000	Vizient, Inc. (b)	6.25%	05/15/27	1,864,815
				25,818,791

	Health Care Technology — 1.1%
14,663,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (a) (b)	5.75%	03/01/25	14,750,245

	Hotels, Resorts & Cruise Lines — 0.3%
3,600,000	ESH Hospitality, Inc. (b)	5.25%	05/01/25	3,712,500

	Human Resource & Employment Services — 0.2%
2,000,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (b)	6.75%	06/01/25	2,072,500

	Independent Power Producers & Energy Traders — 0.4%
2,716,000	Calpine Corp.	5.38%	01/15/23	2,714,235
3,000,000	Calpine Corp.	5.75%	01/15/25	2,995,350
				5,709,585

	Industrial Conglomerates — 0.0%
235,000	RBS Global, Inc. / Rexnord LLC (b)	4.88%	12/15/25	239,700

	Insurance Brokers — 3.5%
21,319,000	AmWINS Group, Inc. (a) (b)	7.75%	07/01/26	22,358,301
12,724,000	HUB International Ltd. (b)	7.00%	05/01/26	12,970,464
10,205,000	USI, Inc. (b)	6.88%	05/01/25	10,179,488
				45,508,253

	Integrated Telecommunication Services — 0.9%
620,000	CenturyLink, Inc.	5.80%	03/15/22	647,900

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Integrated Telecommunication Services (Continued)
$10,851,000	Zayo Group LLC / Zayo Capital, Inc. (a) (b)	5.75%	01/15/27	$11,040,893
				11,688,793

	Internet & Direct Marketing Retail — 0.1%
1,000,000	GrubHub Holdings, Inc. (b)	5.50%	07/01/27	1,028,760

	Investment Banking & Brokerage — 0.5%
5,740,000	LPL Holdings, Inc. (b)	5.75%	09/15/25	5,969,600

	IT Consulting & Other Services — 0.1%
725,000	CDK Global, Inc.	5.88%	06/15/26	773,938

	Leisure Facilities — 3.1%
250,000	Cedar Fair LP (b)	5.25%	07/15/29	259,688
1,850,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op	5.38%	04/15/27	1,961,000
12,320,000	Constellation Merger Sub, Inc. (a) (b)	8.50%	09/15/25	11,149,600
18,250,000	Six Flags Entertainment Corp. (a) (b)	4.88%	07/31/24	18,706,250
7,354,000	Six Flags Entertainment Corp. (a) (b)	5.50%	04/15/27	7,758,470
				39,835,008

	Life Sciences Tools & Services — 0.7%
800,000	IQVIA, Inc. (b)	5.00%	10/15/26	839,000
7,683,000	Jaguar Holding Co. II / Pharmaceutical Product Development LLC (a) (b)	6.38%	08/01/23	7,980,716
360,000	Syneos Health, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. (b)	7.50%	10/01/24	375,750
				9,195,466

	Managed Health Care — 2.9%
2,667,000	Centene Corp.	6.13%	02/15/24	2,797,016
27,702,000	MPH Acquisition Holdings LLC (a) (b)	7.13%	06/01/24	27,008,342
8,124,000	Polaris Intermediate Corp. (b) (c)	8.50%	12/01/22	7,555,320
				37,360,678

	Metal & Glass Containers — 0.2%
2,000,000	Berry Global, Inc.	5.50%	05/15/22	2,030,000
350,000	Owens-Brockway Glass Container, Inc. (b)	6.38%	08/15/25	383,797
				2,413,797

	Movies & Entertainment — 0.8%
5,603,000	AMC Entertainment Holdings, Inc. (a)	5.75%	06/15/25	5,314,039
4,254,000	Cinemark USA, Inc. (a)	4.88%	06/01/23	4,323,638
828,000	Live Nation Entertainment, Inc. (b)	5.63%	03/15/26	878,715
				10,516,392

	Oil & Gas Exploration & Production — 0.0%
3,250,000	Sanchez Energy Corp.	7.75%	06/15/21	211,250
3,125,000	Sanchez Energy Corp.	6.13%	01/15/23	203,125
				414,375

	Oil & Gas Refining & Marketing — 0.0%
415,000	Murphy Oil USA, Inc.	5.63%	05/01/27	435,750

	Oil & Gas Storage & Transportation — 1.1%
14,533,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (a)	6.25%	04/01/23	14,860,719

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Packaged Foods & Meats — 1.7%
$2,190,000	B&G Foods, Inc.	5.25%	04/01/25	$2,187,263
6,315,000	Post Holdings, Inc. (b)	5.50%	03/01/25	6,591,281
8,996,000	Post Holdings, Inc. (a) (b)	5.00%	08/15/26	9,220,900
3,240,000	Post Holdings, Inc. (b)	5.75%	03/01/27	3,373,650
1,000,000	Post Holdings, Inc. (b)	5.50%	12/15/29	1,015,000
				22,388,094

	Paper Packaging — 1.3%
16,543,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu (a) (b)	7.00%	07/15/24	17,153,023

	Pharmaceuticals — 0.9%
500,000	Catalent Pharma Solutions, Inc. (b)	5.00%	07/15/27	515,000
4,028,000	Eagle Holding Co. II LLC (b) (d)	7.63%	05/15/22	4,068,280
1,000,000	Eagle Holding Co. II LLC (b) (e)	7.75%	05/15/22	1,011,250
2,960,000	Horizon Pharma USA, Inc.	6.63%	05/01/23	3,059,752
3,000,000	Horizon Pharma USA, Inc. (b)	5.50%	08/01/27	3,085,860
				11,740,142

	Real Estate Services — 0.9%
1,738,000	Realogy Group LLC / Realogy Co-Issuer Corp. (b)	5.25%	12/01/21	1,681,515
12,680,000	Realogy Group LLC / Realogy Co-Issuer Corp. (a) (b)	4.88%	06/01/23	10,714,600
				12,396,115

	Restaurants — 0.1%
661,000	Brinker International, Inc. (b)	5.00%	10/01/24	677,525

	Security & Alarm Services — 0.0%
291,000	Brink’s (The) Co. (b)	4.63%	10/15/27	296,820

	Specialized Consumer Services — 0.2%
2,000,000	Aramark Services, Inc.	4.75%	06/01/26	2,057,500
481,000	Aramark Services, Inc. (b)	5.00%	02/01/28	502,645
				2,560,145

	Technology Hardware, Storage & Peripherals — 1.9%
1,850,000	Dell International LLC / EMC Corp. (b)	5.88%	06/15/21	1,882,622
15,150,000	Dell International LLC / EMC Corp. (a) (b)	7.13%	06/15/24	16,021,270
6,440,000	Dell International LLC / EMC Corp. (b)	6.02%	06/15/26	7,125,830
				25,029,722

	Trading Companies & Distributors — 0.5%
940,000	Ashtead Capital, Inc. (b)	4.13%	08/15/25	951,750
250,000	United Rentals North America, Inc.	5.50%	07/15/25	260,625
2,948,000	United Rentals North America, Inc.	5.88%	09/15/26	3,146,990
764,000	United Rentals North America, Inc.	6.50%	12/15/26	832,531
945,000	United Rentals North America, Inc.	5.50%	05/15/27	995,794
				6,187,690

	Wireless Telecommunication Services — 0.7%
7,769,000	SBA Communications Corp. (a)	4.88%	09/01/24	8,020,483
1,180,000	T-Mobile USA, Inc.	5.13%	04/15/25	1,225,725

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Wireless Telecommunication Services (Continued)
$416,000	T-Mobile USA, Inc.	4.50%	02/01/26	$425,360
				9,671,568
	Total Corporate Bonds			789,542,283
	(Cost $778,436,099)

FOREIGN CORPORATE BONDS — 7.6%

	Application Software — 0.1%
1,000,000	Open Text Corp. (b)	5.88%	06/01/26	1,069,710

	Auto Parts & Equipment — 0.1%
965,000	Delphi Technologies PLC (b)	5.00%	10/01/25	851,613
1,000,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc. (b)	6.25%	05/15/26	1,037,200
				1,888,813

	Building Products — 1.7%
9,000,000	Cemex SAB de C.V. (a) (b)	7.75%	04/16/26	9,753,750
11,158,000	Masonite International Corp. (a) (b)	5.63%	03/15/23	11,463,729
100,000	Masonite International Corp. (b)	5.75%	09/15/26	104,500
1,000,000	Masonite International Corp. (b)	5.38%	02/01/28	1,028,290
				22,350,269

	Cable & Satellite — 1.5%
200,000	Unitymedia GmbH (b)	6.13%	01/15/25	209,000
6,183,000	Virgin Media Finance PLC (b)	6.00%	10/15/24	6,445,778
1,654,000	Virgin Media Finance PLC (b)	5.75%	01/15/25	1,725,866
2,000,000	Virgin Media Secured Finance PLC (b)	5.25%	01/15/26	2,052,500
7,073,000	Virgin Media Secured Finance PLC (a) (b)	5.50%	08/15/26	7,408,967
2,000,000	Virgin Media Secured Finance PLC (b)	5.50%	05/15/29	2,054,000
				19,896,111

	Casinos & Gaming — 0.2%
300,000	International Game Technology PLC (b)	6.25%	02/15/22	317,250
200,000	International Game Technology PLC (b)	6.25%	01/15/27	217,750
1,673,000	Melco Resorts Finance Ltd. (b)	4.88%	06/06/25	1,686,822
				2,221,822

	Diversified Real Estate Activities — 0.5%
5,346,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. (b)	5.88%	04/15/23	5,640,030
804,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. (b)	5.63%	03/01/24	842,190
				6,482,220

	Diversified Support Services — 0.1%
950,000	Ritchie Bros Auctioneers, Inc. (b)	5.38%	01/15/25	992,750

	Metal & Glass Containers — 0.2%
2,200,000	Trivium Packaging Finance BV (b)	5.50%	08/15/26	2,274,250

	Pharmaceuticals — 2.5%
5,233,000	Bausch Health Cos., Inc. (a) (b)	5.88%	05/15/23	5,290,301
22,000,000	Bausch Health Cos., Inc. (b)	6.13%	04/15/25	22,687,500
4,250,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (b)	5.75%	08/01/22	3,218,100

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS (Continued)

	Pharmaceuticals (Continued)
$1,000,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (b)	5.63%	10/15/23	$637,200
1,750,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (b)	5.50%	04/15/25	1,019,375
				32,852,476

	Restaurants — 0.7%
9,458,000	1011778 BC ULC / New Red Finance, Inc. (a) (b)	5.00%	10/15/25	9,670,805
	Total Foreign Corporate Bonds			99,699,226
	(Cost $97,768,556)

Principal Value	Description	Rate (f)	Stated Maturity (g)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 37.1%

	Aerospace & Defense — 0.2%
280,338	Transdigm, Inc., Term Loan F, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	06/09/23	278,718
2,136,809	Transdigm, Inc., Tranche E Term Loan, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	05/30/25	2,118,261
				2,396,979

	Application Software — 3.9%
1,200,923	CCC Information Services, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.99%	04/26/24	1,187,665
3,575,457	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.48%	07/01/24	3,576,959
6,247,909	Informatica Corp., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.48%	08/06/22	6,272,900
2,077,729	Micro Focus International (MA Financeco, LLC), Miami Escrow Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.73%	06/21/24	2,060,422
14,031,417	Micro Focus International (MA Financeco, LLC), Seattle Spinco Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.73%	06/21/24	13,914,534
8,732,362	Micro Focus International (MA Financeco, LLC), Term Loan B2, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.48%	11/30/21	8,710,531
7,413,989	Mitchell International, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.48%	11/30/24	7,024,754
5,788,895	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.81%	04/26/24	5,709,298
1,870,075	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2019 Incremental Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor	6.56%	04/26/24	1,863,848
456,970	RP Crown Parent (JDA Software Group), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.98%	10/12/23	455,599
				50,776,510

	Asset Management & Custody Banks — 0.1%
1,068,200	Victory Capital Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	5.57%	06/30/26	1,073,872

	Auto Parts & Equipment — 1.2%
10,864,998	Gates Global LLC, Initial B-2 Dollar Term Loan, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.98%	03/31/24	10,812,629

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Rate (f)	Stated Maturity (g)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Auto Parts & Equipment (Continued)
$2,259,427	Lumileds (Bright Bidco B.V.), Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.73%	06/30/24	$1,506,043
4,679,733	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.83%	06/30/24	3,119,323
				15,437,995

	Broadcasting — 1.9%
1,736,362	Cumulus Media Holdings, Inc., Exit Term Loan, 1 Mo. LIBOR + 4.50%, 1.00% Floor	6.74%	05/15/22	1,747,214
3,179,400	Diamond Sports Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.47%	08/30/26	3,184,646
743,154	Gray Television, Inc., Term Loan C, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	01/02/26	744,610
13,768,867	iHeartCommunications, Inc. , Exit Term Loan, 3 Mo. LIBOR + 4.00%, 0.00% Floor	6.58%	05/01/26	13,861,394
5,363,556	Tribune Media Co., (fka Tribune Co.), Extended Term Loan C, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.23%	01/27/24	5,353,526
				24,891,390

	Building Products — 0.3%
4,321,726	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	11/15/23	4,282,701

	Casinos & Gaming — 2.8%
842,890	Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	12/22/24	835,649
4,642,650	Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.98%-5.06%	10/04/23	4,647,618
4,414,263	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	08/14/24	4,387,380
26,337,473	Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	5.83%	07/10/25	26,416,486
				36,287,133

	Communications Equipment — 0.1%
1,314,710	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.48%	04/06/26	1,315,038

	Environmental & Facilities Services — 0.7%
6,483,627	GFL Environmental, Inc., 2018 Incremental Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.23%	05/31/25	6,428,063
2,392,147	Packers Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.32%	12/04/24	2,359,255
				8,787,318

	Food Retail — 1.0%
5,509,363	Albertson’s LLC, Term Loan B5, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.31%	12/21/22	5,518,728
7,480,278	Albertson’s LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.23%	06/22/23	7,490,377
				13,009,105

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Rate (f)	Stated Maturity (g)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Health Care Equipment — 0.3%
$3,918,304	Acelity L.P., Inc. (Kinetic Concepts), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.58%	01/31/24	$3,929,314

	Health Care Facilities — 0.4%
942,080	Acadia Healthcare Co., Inc., Term Loan B4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.73%	02/16/23	941,910
4,602,144	Gentiva Health Services, Inc. (Kindred at Home), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.00%	06/30/25	4,625,155
				5,567,065

	Health Care Services — 3.8%
2,176,406	21st Century Oncology Holdings, Inc., Tranche B Term Loan, 3 Mo. LIBOR + 6.13%, 1.00% Floor	8.46%	01/16/23	1,891,667
1,064,542	Air Medical Group Holdings, Inc. (Global Medical Response), 2018 New Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	6.48%	03/14/25	1,023,291
3,055,578	Air Medical Group Holdings, Inc. (Global Medical Response), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.56%	04/28/22	2,956,272
2,462,357	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.83%	04/21/24	2,068,380
665,451	athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 3 Mo. LIBOR + 4.50%, 0.00% Floor	7.05%	02/15/26	666,908
3,398,444	CDRH Parent, Inc. (Healogics, Inc.), Initial Term Loan (First Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.73%	07/01/21	2,645,111
14,239,571	CHG Healthcare Services, Inc., Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.23%	06/07/23	14,198,846
1,791,605	DuPage Medical Group (Midwest Physician Admin. Services, LLC), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.98%	08/15/24	1,744,576
12,888,236	Envision Healthcare Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.98%	10/10/25	11,048,956
241,360	Exam Works (Gold Merger Co., Inc.), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.48%	07/27/23	241,541
4,819,328	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.49%	08/31/24	4,650,651
3,501,718	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.98%	02/06/24	3,058,156
3,116,306	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	7.25%	06/30/26	3,047,498
				49,241,853

	Household Appliances — 0.6%
8,735,084	Traeger Grills (TGP Holdings III LLC), Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.58%	09/25/24	8,087,203

	Human Resource & Employment Services — 0.5%
7,064,279	Alight, Inc. (fka Tempo Acq.), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	05/01/24	7,073,110

	Hypermarkets & Super Centers — 0.9%
12,142,862	BJ’s Wholesale Club, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.08%	02/03/24	12,159,255

	Insurance Brokers — 4.2%
2,730,769	Alliant Holdings I, LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.63%	05/10/25	2,709,142

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Rate (f)	Stated Maturity (g)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Insurance Brokers (Continued)
$12,711,946	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.27%	05/09/25	$12,526,860
10,275,701	Amwins Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.98%-5.11%	01/25/24	10,275,701
23,127,532	HUB International Ltd., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.27%	04/25/25	22,871,973
58,551	HUB International Ltd., Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	5.28%	04/25/25	57,903
5,796,542	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.33%	05/15/24	5,710,811
				54,152,390

	Integrated Telecommunication Services — 1.1%
14,494,351	Century Link (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	01/31/25	14,395,644

	Investment Banking & Brokerage — 0.6%
7,123,646	Citadel Securities LP, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.73%	02/28/26	7,141,455

	Life Sciences Tools & Services — 1.1%
1,681,765	Ortho-Clinical Diagnostics Holdings Luxembourg, Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	5.56%	05/31/25	1,632,371
10,218,561	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	09/27/24	9,854,576
2,984,733	Sotera Health Holdings, LLC (Sterigenics), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.23%	05/15/22	2,951,155
				14,438,102

	Managed Health Care — 0.2%
374,870	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.08%	06/07/23	363,624
2,870,151	Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.23%	12/02/24	2,827,099
				3,190,723

	Other Diversified Financial Services — 3.6%
14,065,981	AlixPartners LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	04/04/24	14,078,499
18,907,177	Duff & Phelps Corp. (Deerfield Dakota), Initial Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.48%	02/13/25	18,366,621
14,369,761	Refinitiv US Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.98%	10/01/25	14,354,385
				46,799,505

	Paper Packaging — 0.4%
5,673,346	Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	02/05/23	5,669,489

	Pharmaceuticals — 1.8%
11,543,569	Bausch Health Cos., Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.38%	06/01/25	11,581,087

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Rate (f)	Stated Maturity (g)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Pharmaceuticals (Continued)
$11,064,466	Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	6.50%	04/29/24	$10,075,634
1,994,932	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.06%	10/15/25	1,987,949
273,799	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 2.75%, 0.75% Floor	5.08%	09/24/24	232,425
196,413	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.53%	02/24/25	166,705
				24,043,800

	Real Estate Services — 0.2%
1,568,453	Cushman & Wakefield (DTZ U.S. Borrower, LLC), Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.48%	08/21/25	1,573,362
1,424,955	Realogy Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.52%	02/08/25	1,354,420
				2,927,782

	Restaurants — 0.6%
329,328	Portillo’s Holdings LLC, Second Lien Term Loan, 3 Mo. LIBOR + 8.00%, 1.00% Floor	10.33%	08/15/22	326,447
7,101,894	Portillo’s Holdings LLC, Term B Loan (First Lien), 3 Mo. LIBOR + 4.50%, 1.00% Floor	6.83%	08/02/21	7,101,894
				7,428,341

	Retail REIT’s — 0.4%
5,765,255	Capital Automotive L.P., 2nd Lien Term Loan, 1 Mo. LIBOR + 6.00%, 1.00% Floor	8.23%	03/15/25	5,776,094

	Specialized Consumer Services — 1.7%
10,184,000	Asurion, LLC (fka Asurion Corp.), Second Lien Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00% Floor	8.73%	08/04/25	10,357,943
1,204,921	Asurion, LLC (fka Asurion Corp.), Term Loan B4, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	08/04/22	1,206,861
4,919,643	Asurion, LLC (fka Asurion Corp.), Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	11/03/23	4,928,891
4,962,406	Asurion, LLC (fka Asurion Corp.), Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	11/03/24	4,971,289
				21,464,984

	Systems Software — 2.5%
3,774,707	Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR + 3.00%, 1.00% Floor	5.33%	09/13/24	3,760,816
1,262,391	Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR + 7.00%, 1.00% Floor	9.33%	09/13/25	1,272,389
1,795,899	Dynatrace LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	08/22/25	1,795,899
14,349,898	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.73%	06/13/24	14,068,354
9,243,187	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.49%	04/24/22	7,793,948
1,556,972	SUSE (Marcel Lux IV S.A.R.L.), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.48%	03/15/26	1,541,402

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Rate (f)	Stated Maturity (g)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Systems Software (Continued)
$1,982,570	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.48%	06/15/25	$1,943,751
				32,176,559
	Total Senior Floating-Rate Loan Interests			483,920,709
	(Cost $492,942,146)

Shares	Description	Value

RIGHTS — 0.0%
	Electric Utilities — 0.0%
1,629	Vistra Energy Corp. (h)	1,303
	(Cost $2,831)

MONEY MARKET FUNDS — 1.0%
12,454,731	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.15% (i)	12,454,731
	(Cost $12,454,731)
	Total Investments — 106.2%	1,385,618,252
	(Cost $1,381,604,363) (j)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. TREASURY BILLS SOLD SHORT — (6.5%)

$(85,000,000)	U.S. Treasury Bill	(k)	08/20/19	(84,909,186)
	(Proceeds $84,908,447)

	Net Other Assets and Liabilities — 0.3%			4,412,434
	Net Assets — 100.0%			$1,305,121,500

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

1

(a)	This security or a portion of this security is segregated as collateral for investments sold short.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (“First Trust” or the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2019, securities noted as such amounted to $622,556,330 or 47.7% of net assets.
(c)	These notes are Senior Payment-In-Kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 8.50% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2018 through July 31, 2019), this security paid all of its interest in cash.
(d)	These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2018 through July 31, 2019), this security paid all of its interest in cash.
(e)	These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.75% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first interest payment is scheduled for November 15, 2019.
(f)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(g)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(h)	Non-income producing security.
(i)	Rate shown reflects yield as of July 31, 2019.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $28,964,266 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $24,951,116. The net unrealized appreciation was $4,013,150. The amounts presented are inclusive of investments sold short.
(k)	Zero coupon security.

LIBOR	- London Interbank Offered Rate

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:

ASSETS TABLE

	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds*	$789,542,283	$—	$789,542,283	$—
Foreign Corporate Bonds*	99,699,226	—	99,699,226	—
Senior Floating-Rate Loan Interests*	483,920,709	—	483,920,709	—
Rights*	1,303	—	1,303	—
Money Market Funds	12,454,731	12,454,731	—	—
Total Investments	$1,385,618,252	$12,454,731	$1,373,163,521	$—

LIABILITIES TABLE

U.S. Treasury Bills Sold Short	$(84,909,186)	$—	$(84,909,186)	$—

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS — 38.4%

	Aerospace/Defense — 0.6%
$1,630,000	L3Harris Technologies, Inc.	2.70%	04/27/20	$1,632,208
1,300,000	L3Harris Technologies, Inc., 3 Mo. LIBOR + 0.48% (a)	2.75%	04/30/20	1,300,604
1,058,000	Lockheed Martin Corp.	4.25%	11/15/19	1,063,361
715,000	United Technologies Corp., 3 Mo. LIBOR + 0.35% (a)	2.60%	11/01/19	715,512
11,470,000	United Technologies Corp.	4.50%	04/15/20	11,633,479
10,000,000	United Technologies Corp., 3 Mo. LIBOR + 0.65% (a)	3.17%	08/16/21	10,002,839
				26,348,003

	Agriculture — 0.5%
10,000,000	BAT Capital Corp.	2.30%	08/14/20	9,978,134
12,929,000	BAT Capital Corp., 3 Mo. LIBOR + 0.59% (a)	3.12%	08/14/20	12,957,041
				22,935,175

	Airlines — 0.1%
4,430,000	Southwest Airlines Co.	2.75%	11/06/19	4,431,681

	Auto Manufacturers — 3.2%
6,000,000	American Honda Finance Corp., 3 Mo. LIBOR + 0.26% (a)	2.67%	06/16/20	6,011,496
2,000,000	American Honda Finance Corp., Medium-Term Note, 3 Mo. LIBOR + 0.15% (a)	2.69%	11/13/19	2,001,034
1,000,000	American Honda Finance Corp., Medium-Term Note, 3 Mo. LIBOR + 0.34% (a)	2.87%	02/14/20	1,001,574
3,800,000	American Honda Finance Corp., Medium-Term Note, 3 Mo. LIBOR + 0.47% (a)	2.77%	01/08/21	3,816,140
3,000,000	American Honda Finance Corp., Medium-Term Note, 3 Mo. LIBOR + 0.35% (a)	2.71%	06/11/21	3,006,004
1,000,000	BMW US Capital LLC, 3 Mo. LIBOR + 0.37% (a) (b)	2.90%	08/14/20	1,002,677
10,000,000	BMW US Capital LLC, 3 Mo. LIBOR + 0.41% (a) (b)	2.75%	04/12/21	10,017,781
4,400,000	BMW US Capital LLC, 3 Mo. LIBOR + 0.50% (a) (b)	3.04%	08/13/21	4,412,873
5,075,000	Daimler Finance North America LLC (b)	1.75%	10/30/19	5,066,442
4,000,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.62% (a) (b)	2.89%	10/30/19	4,004,763
5,000,000	Daimler Finance North America LLC (b)	2.25%	03/02/20	4,993,674
10,000,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.39% (a) (b)	2.96%	05/04/20	10,011,080
1,500,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.53% (a) (b)	3.10%	05/05/20	1,502,760
5,730,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.43% (a) (b)	2.97%	02/12/21	5,730,328
5,000,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.67% (a) (b)	3.24%	11/05/21	5,012,862
9,243,000	General Motors Co., 3 Mo. LIBOR + 0.80% (a)	3.37%	08/07/20	9,255,420
15,588,000	General Motors Financial Co., Inc., 3 Mo. LIBOR + 0.93% (a)	3.23%	04/13/20	15,630,820
2,000,000	General Motors Financial Co., Inc.	3.20%	07/13/20	2,008,503
3,000,000	General Motors Financial Co., Inc., 3 Mo. LIBOR + 0.54% (a)	3.11%	11/06/20	2,991,731
8,000,000	General Motors Financial Co., Inc., 3 Mo. LIBOR + 1.10% (a)	3.67%	11/06/21	7,989,284
5,185,000	Nissan Motor Acceptance Corp. (b)	1.55%	09/13/19	5,179,359
4,500,000	Nissan Motor Acceptance Corp., 3 Mo. LIBOR + 0.52% (a) (b)	2.97%	09/13/19	4,502,698
2,700,000	Nissan Motor Acceptance Corp., 3 Mo. LIBOR + 0.39% (a) (b)	2.72%	09/28/20	2,701,259
3,000,000	Nissan Motor Acceptance Corp., 3 Mo. LIBOR + 0.69% (a) (b)	3.02%	09/28/22	2,993,209
2,000,000	PACCAR Financial Corp., Medium-Term Note, 3 Mo. LIBOR + 0.26% (a)	2.81%	05/10/21	2,004,125
500,000	Toyota Motor Credit Corp., 3 Mo. LIBOR + 0.26% (a)	2.56%	04/17/20	500,906
4,000,000	Toyota Motor Credit Corp., Medium-Term Note, 3 Mo. LIBOR + 0.28% (a)	2.58%	04/13/21	4,006,831

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Auto Manufacturers (Continued)
$17,370,000	Volkswagen Group of America Finance LLC, 3 Mo. LIBOR + 0.77% (a) (b)	3.31%	11/13/20	$17,460,986
				144,816,619

	Banks — 11.1%
6,239,000	Bank of America Corp., 3 Mo. LIBOR + 0.38% (a)	2.64%	01/23/22	6,235,460
5,000,000	Bank of America Corp., Global Medium-Term Note, 3 Mo. LIBOR + 1.42% (a)	3.72%	04/19/21	5,094,042
6,642,000	Bank of America Corp., Global Medium-Term Note (c)	2.37%	07/21/21	6,634,131
4,000,000	Bank of America Corp., Global Medium-Term Note, 3 Mo. LIBOR + 0.66% (a)	2.94%	07/21/21	4,013,844
5,000,000	Bank of America Corp., Medium-Term Note	2.63%	10/19/20	5,024,494
14,425,000	Bank of America Corp., Medium-Term Note, 3 Mo. LIBOR + 0.65% (a)	3.00%	06/25/22	14,486,924
3,000,000	Bank of America N.A., 3 Mo. LIBOR + 0.35% (a)	2.87%	05/24/21	3,003,118
15,000,000	Bank of America N.A., 3 Mo. LIBOR + 0.32% (a)	2.59%	07/26/21	15,009,116
4,000,000	Bank of New York Mellon (The), 3 Mo. LIBOR + 0.30% (a)	2.80%	12/04/20	4,004,159
5,000,000	Bank of New York Mellon (The), Medium-Term Note, 3 Mo. LIBOR + 0.28% (a)	2.78%	06/04/21	5,004,776
5,000,000	BB&T Corp., Medium-Term Note	2.45%	01/15/20	5,001,256
1,031,000	BB&T Corp., Medium-Term Note, 3 Mo. LIBOR + 0.57% (a)	2.98%	06/15/20	1,034,378
260,000	Branch Banking & Trust Co., 3 Mo. LIBOR + 0.22% (a)	2.74%	06/01/20	260,131
7,005,000	Capital One N.A.	1.85%	09/13/19	6,999,484
4,370,000	Capital One N.A., 3 Mo. LIBOR + 0.77% (a)	3.21%	09/13/19	4,372,672
7,000,000	Capital One N.A.	2.35%	01/31/20	6,994,548
7,000,000	Citibank N.A., 3 Mo. LIBOR + 0.32% (a)	2.57%	05/01/20	7,010,784
3,000,000	Citibank N.A., 3 Mo. LIBOR + 0.30% (a)	2.58%	10/20/20	3,004,504
10,760,000	Citibank N.A., 3 Mo. LIBOR + 0.35% (a)	2.89%	02/12/21	10,772,838
8,998,000	Citibank N.A., 3 Mo. LIBOR + 0.57% (a)	2.83%	07/23/21	9,037,610
15,000,000	Citibank N.A., 3 Mo. LIBOR + 0.60% (a)	3.12%	05/20/22	15,036,677
4,675,000	Citigroup, Inc., 3 Mo. LIBOR + 0.79% (a)	3.13%	01/10/20	4,686,598
1,000,000	Citigroup, Inc., 3 Mo. LIBOR + 1.19% (a)	3.77%	08/02/21	1,014,984
2,000,000	Citigroup, Inc., 3 Mo. LIBOR + 1.07% (a)	3.52%	12/08/21	2,025,379
9,959,000	Citigroup, Inc., 3 Mo. LIBOR + 0.96% (a)	3.24%	04/25/22	10,054,231
6,952,000	Citizens Bank N.A./Providence RI	2.25%	03/02/20	6,941,583
1,000,000	Citizens Bank N.A./Providence RI, 3 Mo. LIBOR + 0.54% (a)	3.06%	03/02/20	1,001,755
6,425,000	Citizens Bank N.A./Providence RI, 3 Mo. LIBOR + 0.57% (a)	3.09%	05/26/20	6,445,963
1,500,000	Citizens Bank N.A./Providence RI, Medium-Term Note	2.55%	05/13/21	1,502,272
8,000,000	Comerica Bank	2.50%	06/02/20	8,011,488
14,535,000	Discover Bank	3.10%	06/04/20	14,593,852
4,000,000	Fifth Third Bank/Cincinnati OH	1.63%	09/27/19	3,995,908
7,725,000	Fifth Third Bank/Cincinnati OH, 3 Mo. LIBOR + 0.44% (a)	2.71%	07/26/21	7,739,822
5,000,000	Goldman Sachs Bank USA/New York NY, SOFR + 0.60% (a)	3.02%	05/24/21	5,006,369
6,540,000	Goldman Sachs Group, (The), Inc.	2.55%	10/23/19	6,542,069
3,000,000	Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR + 0.80% (a)	3.25%	12/13/19	3,007,838
6,000,000	Goldman Sachs Group, (The), Inc.	2.60%	04/23/20	6,005,988
6,500,000	Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR + 1.16% (a)	3.42%	04/23/20	6,537,857
7,000,000	Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR + 1.20% (a)	3.61%	09/15/20	7,065,649
3,000,000	Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR + 0.73% (a)	3.04%	12/27/20	3,005,432
7,308,000	Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR + 1.17% (a)	3.69%	11/15/21	7,369,175
6,710,000	Huntington National Bank (The)	2.38%	03/10/20	6,708,916

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Banks (Continued)
$5,000,000	JPMorgan Chase & Co.	2.25%	01/23/20	$4,997,543
15,470,000	JPMorgan Chase & Co., 3 Mo. LIBOR + 0.55% (a)	3.00%	03/09/21	15,491,993
5,000,000	JPMorgan Chase & Co., 3 Mo. LIBOR + 0.68% (a)	3.20%	06/01/21	5,016,943
2,500,000	JPMorgan Chase & Co. (c)	3.51%	06/18/22	2,548,097
2,625,000	JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.23% (a)	2.75%	09/01/20	2,626,337
6,500,000	JPMorgan Chase Bank N.A., SOFR + 0.55% (a)	2.94%	10/19/20	6,505,441
2,562,000	JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.29% (a)	2.54%	02/01/21	2,562,941
5,000,000	JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.37% (a)	2.89%	02/19/21	5,003,883
10,000,000	JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.34% (a)	2.61%	04/26/21	10,007,785
5,000,000	JPMorgan Chase Bank N.A. (c)	3.09%	04/26/21	5,024,100
6,000,000	KeyBank N.A./Cleveland OH	2.50%	12/15/19	6,000,874
3,300,000	KeyBank N.A./Cleveland OH, 3 Mo. LIBOR + 0.81% (a)	3.33%	11/22/21	3,329,119
7,057,000	Morgan Stanley, 3 Mo. LIBOR + 1.14% (a)	3.40%	01/27/20	7,091,053
8,950,000	Morgan Stanley, 3 Mo. LIBOR + 1.18% (a)	3.46%	01/20/22	9,043,753
18,224,000	Morgan Stanley, Global Medium-Term Note, 3 Mo. LIBOR + 0.55% (a)	3.10%	02/10/21	18,244,118
6,000,000	Morgan Stanley, Global Medium-Term Note	2.50%	04/21/21	6,013,346
11,000,000	Morgan Stanley, Global Medium-Term Note, 3 Mo. LIBOR + 1.40% (a)	3.68%	04/21/21	11,197,145
7,750,000	PNC Bank N.A., 3 Mo. LIBOR + 0.36% (a)	2.88%	05/19/20	7,767,593
20,000,000	PNC Bank N.A., 3 Mo. LIBOR + 0.35% (a)	2.79%	03/12/21	20,028,872
12,050,000	Regions Bank/Birmingham AL, 3 Mo. LIBOR + 0.38% (a)	2.70%	04/01/21	12,032,894
7,000,000	Regions Bank/Birmingham AL, 3 Mo. LIBOR + 0.50% (a)	3.04%	08/13/21	7,000,526
5,916,000	SunTrust Bank/Atlanta GA	2.25%	01/31/20	5,910,204
7,802,000	SunTrust Bank/Atlanta GA (c)	2.59%	01/29/21	7,806,103
7,000,000	SunTrust Bank/Atlanta GA, 3 Mo. LIBOR + 0.50% (a)	2.77%	10/26/21	7,009,763
10,000,000	SunTrust Bank/Atlanta GA, 3 Mo. LIBOR + 0.59% (a)	3.12%	05/17/22	10,026,531
5,000,000	US Bank N.A./Cincinnati OH, 3 Mo. LIBOR + 0.25% (a)	2.53%	07/24/20	5,007,875
2,000,000	US Bank N.A./Cincinnati OH, 3 Mo. LIBOR + 0.32% (a)	2.59%	04/26/21	2,004,069
1,735,000	Wells Fargo & Co., Medium-Term Note, Series N	2.15%	01/30/20	1,733,230
2,500,000	Wells Fargo & Co., Medium-Term Note, Series N, 3 Mo. LIBOR + 0.68% (a)	2.95%	01/30/20	2,507,497
5,000,000	Wells Fargo & Co., Medium-Term Note	3.00%	01/22/21	5,044,380
3,793,000	Wells Fargo Bank N.A., 3 Mo. LIBOR + 0.50% (a)	2.76%	07/23/21	3,799,853
12,087,000	Wells Fargo Bank N.A., 3 Mo. LIBOR + 0.51% (a)	2.79%	10/22/21	12,122,383
7,000,000	Wells Fargo Bank N.A., 3 Mo. LIBOR + 0.62% (a)	3.14%	05/27/22	7,023,667
10,000,000	Wells Fargo Bank N.A., Medium-Term Note, 3 Mo. LIBOR + 0.38% (a)	2.90%	05/21/21	10,011,467
				504,839,452

	Beverages — 0.4%
3,000,000	Constellation Brands, Inc.	2.00%	11/07/19	2,994,958
14,689,000	Constellation Brands, Inc., 3 Mo. LIBOR + 0.70% (a)	3.22%	11/15/21	14,694,736
				17,689,694

	Biotechnology — 0.3%
752,000	Baxalta, Inc.	2.88%	06/23/20	754,173
7,675,000	Celgene Corp.	2.88%	08/15/20	7,706,427
4,000,000	Gilead Sciences, Inc., 3 Mo. LIBOR + 0.25% (a)	2.64%	09/20/19	4,001,118
				12,461,718

	Building Materials — 0.1%
2,000,000	Martin Marietta Materials, Inc., 3 Mo. LIBOR + 0.50% (a)	2.89%	12/20/19	2,001,608

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Building Materials (Continued)
$2,000,000	Vulcan Materials Co., 3 Mo. LIBOR + 0.60% (a)	3.01%	06/15/20	$2,001,842
				4,003,450

	Chemicals — 0.2%
2,000,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., L.P., 3 Mo. LIBOR + 0.75% (a) (b)	3.00%	05/01/20	2,004,313
5,934,000	DuPont de Nemours, Inc., 3 Mo. LIBOR + 0.71% (a)	3.23%	11/15/20	5,969,958
				7,974,271

	Commercial Services — 0.2%
5,650,000	ERAC USA Finance LLC (b)	2.35%	10/15/19	5,648,490
3,849,000	ERAC USA Finance LLC (b)	5.25%	10/01/20	3,976,186
				9,624,676

	Computers — 0.4%
9,287,000	Hewlett Packard Enterprise Co. (b)	2.10%	10/04/19	9,278,044
10,000,000	International Business Machines Corp., 3 Mo. LIBOR + 0.40% (a)	2.94%	05/13/21	10,043,316
				19,321,360

	Diversified Financial Services — 1.9%
15,226,000	Air Lease Corp.	2.13%	01/15/20	15,196,116
3,440,000	Air Lease Corp.	4.75%	03/01/20	3,482,279
8,111,000	American Express Co., 3 Mo. LIBOR + 0.33% (a)	2.60%	10/30/20	8,124,838
6,000,000	American Express Co., 3 Mo. LIBOR + 0.53% (a)	3.05%	05/17/21	6,018,017
3,000,000	American Express Co., 3 Mo. LIBOR + 0.60% (a)	3.17%	11/05/21	3,015,135
4,206,000	American Express Co., 3 Mo. LIBOR + 0.62% (a)	3.14%	05/20/22	4,222,633
3,000,000	American Express Co., 3 Mo. LIBOR + 0.75% (a)	3.33%	08/03/23	3,015,205
3,000,000	American Express Credit Corp., Global Medium-Term Note	2.25%	08/15/19	2,999,866
1,700,000	American Express Credit Corp., Global Medium-Term Note, 3 Mo. LIBOR + 0.49% (a)	3.01%	08/15/19	1,700,422
17,000,000	Capital One Financial Corp., 3 Mo. LIBOR + 0.76% (a)	3.30%	05/12/20	17,054,678
2,870,000	Capital One Financial Corp., 3 Mo. LIBOR + 0.45% (a)	2.72%	10/30/20	2,874,270
2,905,000	Capital One Financial Corp.	3.45%	04/30/21	2,948,654
9,480,000	Charles Schwab (The) Corp., 3 Mo. LIBOR + 0.32% (a)	2.84%	05/21/21	9,494,157
6,633,000	TD Ameritrade Holding Corp., 3 Mo. LIBOR + 0.43% (a)	2.68%	11/01/21	6,646,027
				86,792,297

	Electric — 2.5%
11,000,000	Consolidated Edison Co. of New York Inc., Series C, 3 Mo. LIBOR + 0.40% (a)	2.75%	06/25/21	11,040,200
10,655,000	Dominion Energy, Inc., Series B	1.60%	08/15/19	10,650,933
2,590,000	DTE Energy Co.	1.50%	10/01/19	2,586,537
129,500	Duke Energy Florida LLC	2.10%	12/15/19	129,369
8,950,000	Exelon Corp.	2.85%	06/15/20	8,973,761
5,439,000	Exelon Generation Co. LLC	5.20%	10/01/19	5,463,194
13,339,000	Exelon Generation Co. LLC	2.95%	01/15/20	13,355,546
13,000,000	Florida Power & Light Co., 3 Mo. LIBOR + 0.40% (a)	2.97%	05/06/22	13,005,378
5,000,000	NextEra Energy Capital Holdings, Inc.	2.40%	09/15/19	4,999,882
5,000,000	NextEra Energy Capital Holdings, Inc.	2.70%	09/15/19	5,000,368
10,000,000	Progress Energy, Inc.	4.88%	12/01/19	10,075,741
13,155,000	Public Service Enterprise Group, Inc.	1.60%	11/15/19	13,116,499
4,000,000	Sempra Energy	1.63%	10/07/19	3,993,820
2,500,000	Southern (The) Co., 3 Mo. LIBOR + 0.70% (a) (b)	3.02%	09/30/20	2,501,112

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Electric (Continued)
$7,686,000	Southern Power Co., Series 15B	2.38%	06/01/20	$7,679,619
				112,571,959

	Electrical Components & Equipment — 0.2%
7,226,000	Molex Electronic Technologies LLC (b)	2.88%	04/15/20	7,227,856

	Electronics — 0.1%
2,000,000	Honeywell International, Inc., 3 Mo. LIBOR + 0.37% (a)	2.64%	08/08/22	2,002,020

	Environmental Control — 0.6%
17,634,000	Republic Services, Inc.	5.50%	09/15/19	17,696,256
8,876,000	Waste Management, Inc.	4.75%	06/30/20	9,059,419
				26,755,675

	Food — 1.3%
13,000,000	Conagra Brands, Inc., 3 Mo. LIBOR + 0.75% (a)	3.03%	10/22/20	13,005,820
10,368,000	General Mills, Inc.	2.20%	10/21/19	10,359,925
9,462,000	General Mills, Inc., 3 Mo. LIBOR + 0.54% (a)	2.86%	04/16/21	9,478,336
13,800,000	JM Smucker (The) Co.	2.50%	03/15/20	13,795,194
4,000,000	Kroger (The) Co.	6.15%	01/15/20	4,062,489
3,930,000	Kroger (The) Co., Global Medium-Term Note	1.50%	09/30/19	3,923,562
6,084,000	Tyson Foods, Inc., 3 Mo. LIBOR + 0.55% (a)	3.07%	06/02/20	6,092,428
				60,717,754

	Gas — 0.1%
4,103,000	Dominion Energy Gas Holdings LLC	2.80%	11/15/20	4,122,831

	Health Care Products — 0.7%
6,337,000	Becton Dickinson and Co.	2.68%	12/15/19	6,339,041
3,341,000	Becton Dickinson and Co.	2.40%	06/05/20	3,334,157
10,595,000	Zimmer Biomet Holdings, Inc.	4.63%	11/30/19	10,664,105
10,428,000	Zimmer Biomet Holdings, Inc.	2.70%	04/01/20	10,437,531
				30,774,834

	Health Care Services — 0.4%
8,500,000	Anthem, Inc.	2.25%	08/15/19	8,498,999
4,000,000	UnitedHealth Group, Inc.	2.30%	12/15/19	3,999,717
1,000,000	UnitedHealth Group, Inc., 3 Mo. LIBOR + 0.07% (a)	2.37%	10/15/20	998,611
5,000,000	UnitedHealth Group, Inc., 3 Mo. LIBOR + 0.26% (a)	2.67%	06/15/21	4,998,733
				18,496,060

	Insurance — 2.3%
1,000,000	Allstate (The) Corp., 3 Mo. LIBOR + 0.43% (a)	2.76%	03/29/21	1,002,139
2,782,000	Allstate (The) Corp., 3 Mo. LIBOR + 0.63% (a)	2.96%	03/29/23	2,779,612
7,306,000	Hartford Financial Services Group (The), Inc.	5.50%	03/30/20	7,446,235
5,490,000	Jackson National Life Global Funding, 3 Mo. LIBOR + 0.30% (a) (b)	2.56%	04/27/20	5,499,022
3,750,000	Jackson National Life Global Funding, 3 Mo. LIBOR + 0.30% (a) (b)	2.60%	10/15/20	3,752,589
11,010,000	Jackson National Life Global Funding, 3 Mo. LIBOR + 0.48% (a) (b)	2.93%	06/11/21	11,048,047
8,031,000	Jackson National Life Global Funding, 3 Mo. LIBOR + 0.73% (a) (b)	3.04%	06/27/22	8,114,481
6,000,000	Lincoln National Corp.	6.25%	02/15/20	6,114,161
4,273,000	Marsh & McLennan Cos., Inc.	2.35%	09/10/19	4,272,831
1,730,000	Metropolitan Life Global Funding I (b)	1.55%	09/13/19	1,728,016

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Insurance (Continued)
$5,000,000	Metropolitan Life Global Funding I, SOFR + 0.57% (a) (b)	2.96%	09/07/20	$5,017,125
10,000,000	Metropolitan Life Global Funding I, 3 Mo. LIBOR + 0.23% (a) (b)	2.53%	01/08/21	10,006,528
2,000,000	New York Life Global Funding, 3 Mo. LIBOR + 0.28% (a) (b)	2.54%	01/28/21	2,003,053
10,050,000	New York Life Global Funding, 3 Mo. LIBOR + 0.44% (a) (b)	2.78%	07/12/22	10,070,352
2,900,000	Principal Life Global Funding II (b)	2.20%	04/08/20	2,898,007
1,435,000	Protective Life Global Funding (b)	1.56%	09/13/19	1,433,508
14,300,000	Protective Life Global Funding, 3 Mo. LIBOR + 0.52% (a) (b)	2.85%	06/28/21	14,363,008
7,462,000	Prudential Financial, Inc., Medium-Term Note	2.35%	08/15/19	7,461,528
				105,010,242

	Internet — 0.0%
1,000,000	eBay, Inc., 3 Mo. LIBOR + 0.48% (a)	3.06%	08/01/19	1,000,000

	Lodging — 0.3%
13,405,000	Marriott International, Inc., Series Y, 3 Mo. LIBOR + 0.60% (a)	3.12%	12/01/20	13,452,254
1,850,000	Marriott International, Inc., 3 Mo. LIBOR + 0.65% (a)	3.10%	03/08/21	1,858,924
				15,311,178

	Machinery-Construction & Mining — 0.7%
2,000,000	Caterpillar Financial Services Corp., Medium-Term Note, 3 Mo. LIBOR + 0.25% (a)	2.77%	08/26/20	2,003,569
6,000,000	Caterpillar Financial Services Corp., Medium-Term Note, 3 Mo. LIBOR + 0.23% (a)	2.64%	03/15/21	6,007,035
15,000,000	Caterpillar Financial Services Corp., Medium-Term Note, Series I, 3 Mo. LIBOR + 0.39% (a)	2.92%	05/17/21	15,049,700
9,879,000	Caterpillar Financial Services Corp., Medium-Term Note, 3 Mo. LIBOR + 0.28% (a)	2.75%	09/07/21	9,886,470
				32,946,774

	Media — 1.3%
14,980,000	Comcast Corp., 3 Mo. LIBOR + 0.33% (a)	2.65%	10/01/20	15,008,058
4,271,000	Discovery Communications LLC	2.20%	09/20/19	4,268,737
14,910,000	Discovery Communications LLC, 3 Mo. LIBOR + 0.71% (a)	3.10%	09/20/19	14,922,382
22,810,000	NBCUniversal Enterprise, Inc., 3 Mo. LIBOR + 0.40% (a) (b)	2.72%	04/01/21	22,892,759
				57,091,936

	Miscellaneous Manufacturing — 0.5%
17,102,000	General Electric Co., Global Medium-Term Note	6.00%	08/07/19	17,109,122
5,665,000	General Electric Co., Medium-Term Note	5.55%	05/04/20	5,784,745
				22,893,867

	Oil & Gas — 1.3%
9,169,000	BP Capital Markets America, Inc., 3 Mo. LIBOR + 0.65% (a)	3.07%	09/19/22	9,193,084
3,500,000	Chevron Corp., 3 Mo. LIBOR + 0.95% (a)	3.47%	05/16/21	3,552,328
9,883,000	ConocoPhillips Co., 3 Mo. LIBOR + 0.90% (a)	3.42%	05/15/22	10,001,018
7,000,000	EOG Resources, Inc.	2.45%	04/01/20	6,998,641
4,075,000	EOG Resources, Inc.	4.40%	06/01/20	4,138,357
5,612,000	Marathon Oil Corp.	2.70%	06/01/20	5,615,683
4,507,000	Marathon Petroleum Corp.	3.40%	12/15/20	4,559,987
3,250,000	Phillips 66, 3 Mo. LIBOR + 0.75% (a) (b)	3.05%	04/15/20	3,251,483
7,419,000	Phillips 66, 3 Mo. LIBOR + 0.60% (a)	3.12%	02/26/21	7,419,827
4,150,000	Pioneer Natural Resources Co.	7.50%	01/15/20	4,241,801

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Oil & Gas (Continued)
$1,012,000	Pioneer Natural Resources Co.	3.45%	01/15/21	$1,025,292
				59,997,501

	Pharmaceuticals — 2.2%
20,806,000	AbbVie, Inc.	2.50%	05/14/20	20,806,960
583,000	Bayer US Finance LLC (b)	2.38%	10/08/19	582,493
5,000,000	Bayer US Finance II LLC, 3 Mo. LIBOR + 0.63% (a) (b)	2.98%	06/25/21	5,006,314
2,000,000	Bristol-Myers Squibb Co., 3 Mo. LIBOR + 0.20% (a) (b)	2.72%	11/16/20	2,001,587
5,855,000	Bristol-Myers Squibb Co. (b)	2.55%	05/14/21	5,890,899
3,000,000	Bristol-Myers Squibb Co., 3 Mo. LIBOR + 0.38% (a) (b)	2.90%	05/16/22	3,008,110
7,000,000	Cigna Corp., 3 Mo. LIBOR + 0.35% (a) (b)	2.76%	03/17/20	7,007,013
11,000,000	Cigna Corp., 3 Mo. LIBOR + 0.65% (a) (b)	3.06%	09/17/21	11,004,945
3,000,000	CVS Health Corp.	2.25%	08/12/19	2,999,841
15,600,000	CVS Health Corp., 3 Mo. LIBOR + 0.63% (a)	3.08%	03/09/20	15,642,903
3,231,000	CVS Health Corp.	3.13%	03/09/20	3,245,046
16,000,000	CVS Health Corp.	2.80%	07/20/20	16,033,381
6,000,000	CVS Health Corp., 3 Mo. LIBOR + 0.72% (a)	3.17%	03/09/21	6,028,339
2,500,000	Express Scripts Holding Co., 3 Mo. LIBOR + 0.75% (a)	3.27%	11/30/20	2,500,612
				101,758,443

	Pipelines — 2.3%
5,015,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp	5.50%	10/15/19	5,030,487
14,097,000	Boardwalk Pipelines L.P.	5.75%	09/15/19	14,141,079
5,000,000	Enbridge Energy Partners, L.P.	4.38%	10/15/20	5,103,175
12,817,000	Enterprise Products Operating LLC	2.55%	10/15/19	12,816,498
5,225,000	Enterprise Products Operating LLC	5.25%	01/31/20	5,297,214
1,973,000	Enterprise Products Operating LLC	5.20%	09/01/20	2,030,381
2,000,000	Kinder Morgan Energy Partners L.P	6.85%	02/15/20	2,043,841
6,000,000	Kinder Morgan Energy Partners L.P.	6.50%	04/01/20	6,155,465
17,740,000	Kinder Morgan, Inc.	3.05%	12/01/19	17,758,760
10,342,000	ONEOK Partners, L.P.	3.80%	03/15/20	10,399,281
7,525,000	Plains All American Pipeline L.P. / PAA Finance Corp.	2.60%	12/15/19	7,516,654
6,355,000	Spectra Energy Partners, L.P., 3 Mo. LIBOR + 0.70% (a)	3.18%	06/05/20	6,375,543
7,210,000	Williams Cos. (The), Inc.	5.25%	03/15/20	7,327,214
				101,995,592

	Real Estate Investment Trusts — 0.1%
5,483,000	Boston Properties L.P.	4.13%	05/15/21	5,636,759

	Retail — 0.6%
9,421,000	Dollar Tree, Inc., 3 Mo. LIBOR + 0.70% (a)	3.00%	04/17/20	9,422,003
10,644,000	O’Reilly Automotive, Inc.	4.88%	01/14/21	10,959,674
8,675,000	Walgreens Boots Alliance, Inc.	2.70%	11/18/19	8,675,949
				29,057,626

	Semiconductors — 0.3%
10,000,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.38%	01/15/20	9,987,196
4,301,000	Lam Research Corp.	2.75%	03/15/20	4,307,509
				14,294,705

	Software — 0.0%
1,700,000	Fiserv, Inc.	2.70%	06/01/20	1,702,736

	Telecommunications — 1.3%
2,000,000	AT&T, Inc., 3 Mo. LIBOR + 0.93% (a)	3.26%	06/30/20	2,013,005

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Telecommunications (Continued)
$7,940,000	AT&T, Inc., 3 Mo. LIBOR + 0.75% (a)	3.27%	06/01/21	$7,979,690
8,000,000	AT&T, Inc., 3 Mo. LIBOR + 0.95% (a)	3.25%	07/15/21	8,077,116
18,000,000	BellSouth LLC (b)	4.27%	04/26/20	18,214,740
1,000,000	Verizon Communications, Inc., 3 Mo. LIBOR + 0.37% (a)	2.89%	08/15/19	1,000,196
9,000,000	Verizon Communications, Inc., 3 Mo. LIBOR + 0.55% (a)	3.07%	05/22/20	9,029,740
11,385,000	Verizon Communications, Inc., 3 Mo. LIBOR + 1.00% (a)	3.41%	03/16/22	11,565,553
				57,880,040

	Transportation — 0.1%
4,000,000	Ryder System, Inc., Medium-Term Note	2.45%	09/03/19	3,999,269

	Trucking & Leasing — 0.2%
7,365,000	Aviation Capital Group LLC, 3 Mo. LIBOR + 0.95% (a) (b)	3.47%	06/01/21	7,408,654
150,000	Penske Truck Leasing Co., L.P. / PTL Finance Corp. (b)	3.05%	01/09/20	150,202
				7,558,856
	Total Corporate Bonds			1,742,042,909
	(Cost $1,739,479,665)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER — 29.4%

	Aerospace/Defense — 0.2%
10,000,000	United Technologies Corp.	2.58%	08/29/19	9,980,231

	Auto Manufacturers — 2.8%
20,000,000	Ford Motor Credit Co. LLC	3.19%	08/26/19	19,956,453
15,000,000	Ford Motor Credit Co. LLC	2.65%	10/09/19	14,925,230
9,900,000	Ford Motor Credit Co. LLC	2.72%	11/01/19	9,832,687
10,000,000	General Motors Financial Co., Inc.	2.91%	09/03/19	9,973,775
20,000,000	Nissan Motor Acceptance Corp.	2.76%	08/02/19	19,998,487
15,000,000	Nissan Motor Acceptance Corp.	2.82%	08/14/19	14,984,923
8,300,000	Nissan Motor Acceptance Corp.	2.60% - 2.62%	08/30/19	8,282,802
15,000,000	VW Credit, Inc.	3.06%	10/18/19	14,902,688
15,000,000	VW Credit, Inc.	2.62%	11/08/19	14,894,114
				127,751,159

	Banks — 0.4%
20,000,000	Lloyds Bank PLC, 3 Mo. LIBOR + 0.10% (a)	2.43%	12/20/19	20,000,000

	Beverages — 0.2%
10,000,000	Constellation Brands, Inc.	2.71%	08/01/19	10,000,000

	Chemicals — 3.3%
15,000,000	Albemarle Corp.	2.54%	08/23/19	14,977,059
25,000,000	DuPont de Nemours, Inc.	2.77%	08/12/19	24,979,119
15,000,000	DuPont de Nemours, Inc.	2.76%	08/19/19	14,979,580
25,000,000	EI du Pont de Nemours & Co.	2.76%	08/13/19	24,977,308
21,000,000	EI du Pont de Nemours & Co.	2.78%	08/20/19	20,969,707
15,000,000	FMC Corp.	2.90%	08/08/19	14,991,672
15,000,000	FMC Corp.	2.79%	08/22/19	14,975,920
10,000,000	Sherwin-Williams (The) Co.	2.82%	08/19/19	9,986,102
10,000,000	Sherwin-Williams (The) Co.	2.82%	08/20/19	9,985,330
				150,821,797

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)

	Commercial Services — 0.4%
$18,000,000	ERAC USA Finance LLC	2.65%	08/28/19	$17,964,824

	Diversified Financial Services — 0.1%
5,000,000	CNPC Finance HK Ltd.	2.65%	09/03/19	4,988,066

	Electric — 1.9%
10,000,000	CenterPoint Energy, Inc.	2.54%	08/12/19	9,992,353
5,000,000	CenterPoint Energy, Inc.	2.67%	08/16/19	4,994,524
5,000,000	CenterPoint Energy, Inc.	2.54%	08/19/19	4,993,746
10,400,000	Entergy Corp.	2.62%	08/06/19	10,396,274
10,000,000	Entergy Corp.	2.65%	08/08/19	9,994,929
3,900,000	Entergy Corp.	2.62%	08/20/19	3,894,691
19,000,000	Entergy Corp.	2.50%	10/16/19	18,901,667
15,000,000	NextEra Energy Capital Holdings, Inc.	2.60%	08/28/19	14,971,266
9,000,000	WEC Energy Group, Inc.	2.64%	08/07/19	8,996,093
				87,135,543

	Electronics — 1.1%
11,000,000	Arrow Electronics, Inc.	2.87%	08/05/19	10,996,546
15,000,000	Arrow Electronics, Inc.	2.87%	08/08/19	14,991,757
10,000,000	Arrow Electronics, Inc.	2.85%	08/12/19	9,991,430
5,000,000	Arrow Electronics, Inc.	2.84%	08/15/19	4,994,497
10,000,000	Arrow Electronics, Inc.	2.88%	08/19/19	9,985,832
				50,960,062

	Food — 1.5%
10,000,000	Campbell Soup Co.	2.56%	09/03/19	9,976,900
15,000,000	Campbell Soup Co.	2.60%	09/23/19	14,943,636
15,000,000	Smithfield Foods, Inc.	2.85%	08/05/19	14,995,322
15,000,000	Smithfield Foods, Inc.	2.72%	08/16/19	14,983,233
15,000,000	Smithfield Foods, Inc.	2.63%	08/30/19	14,968,697
				69,867,788

	Gas — 1.3%
15,000,000	Dominion Energy Gas Holdings LLC	2.66%	08/06/19	14,994,529
15,000,000	NiSource, Inc.	2.63%	08/09/19	14,991,369
13,500,000	Sempra Global	2.73%	08/01/19	13,500,000
5,000,000	Sempra Global	2.77%	08/05/19	4,998,482
10,000,000	Sempra Global	2.62%	08/07/19	9,995,710
2,000,000	WGL Holdings, Inc.	2.64%	08/12/19	1,998,410
				60,478,500

	Health Care Products — 1.3%
4,200,000	Boston Scientific Corp.	2.71%	08/01/19	4,200,000
14,000,000	Boston Scientific Corp.	2.79% - 2.81%	08/05/19	13,995,706
15,600,000	Boston Scientific Corp.	2.96%	08/09/19	15,589,881
5,000,000	Boston Scientific Corp.	2.66%	08/14/19	4,995,264
10,000,000	Boston Scientific Corp.	2.81%	08/16/19	9,988,461
8,000,000	Boston Scientific Corp.	2.93%	08/19/19	7,988,466
1,850,000	Boston Scientific Corp.	2.59%	09/13/19	1,844,364
				58,602,142

	Health Care Services — 0.3%
15,000,000	Humana, Inc.	2.64%	08/26/19	14,972,901

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)

	Leisure Time — 1.3%
$10,000,000	Royal Caribbean Cruises Ltd.	2.85%	08/02/19	$9,999,220
14,000,000	Royal Caribbean Cruises Ltd.	2.90%	08/07/19	13,993,328
1,544,000	Royal Caribbean Cruises Ltd.	2.69%	08/16/19	1,542,293
15,000,000	Royal Caribbean Cruises Ltd.	2.69%	08/21/19	14,977,882
4,800,000	Royal Caribbean Cruises Ltd.	2.60%	08/26/19	4,791,367
15,000,000	Royal Caribbean Cruises Ltd.	2.61%	09/04/19	14,963,573
				60,267,663

	Media — 0.1%
2,000,000	Viacom, Inc.	2.59%	08/01/19	2,000,000

	Mining — 0.1%
5,000,000	Glencore Funding LLC	2.56%	08/13/19	4,995,797

	Miscellaneous Manufacturing — 0.7%
20,000,000	General Electric Co.	2.54%	08/27/19	19,963,829
11,750,000	General Electric Co.	2.54%	08/29/19	11,727,208
				31,691,037

	Office/Business Equipment — 0.1%
3,000,000	Ricoh Finance Corp.	2.69%	08/28/19	2,994,038

	Oil & Gas — 3.3%
25,000,000	Encana Corp.	2.83%	08/26/19	24,951,698
20,000,000	Encana Corp.	2.96%	09/09/19	19,937,044
12,000,000	Encana Corp.	2.96%	09/10/19	11,961,265
5,010,000	Eni Finance USA, Inc.	2.73%	08/22/19	5,002,144
7,750,000	Eni Finance USA, Inc.	2.58%	08/23/19	7,737,952
6,700,000	Eni Finance USA, Inc.	2.64%	08/27/19	6,687,446
5,790,000	Eni Finance USA, Inc.	2.52%	09/10/19	5,774,029
11,250,000	Noble Energy, Inc.	2.76%	08/07/19	11,244,900
20,000,000	Sinopec Century Bright Capital Investment Ltd.	2.61%	09/16/19	19,934,485
15,000,000	Suncor Energy, Inc.	2.66%	08/21/19	14,978,180
15,000,000	Suncor Energy, Inc.	2.56%	09/06/19	14,962,158
6,200,000	Suncor Energy, Inc.	2.55%	09/17/19	6,179,744
				149,351,045

	Oil & Gas Services — 0.7%
8,000,000	FMC Technologies, Inc.	2.65%	08/26/19	7,985,504
24,000,000	FMC Technologies, Inc.	2.58% - 2.60%	09/12/19	23,928,842
				31,914,346

	Pharmaceuticals — 0.5%
15,000,000	Cigna Corp.	2.75%	08/01/19	15,000,000
3,200,000	Cigna Corp.	2.57%	08/05/19	3,199,099
4,401,000	Cigna Corp.	2.62%	09/20/19	4,385,244
				22,584,343

	Pipelines — 1.4%
10,000,000	Enbridge U.S., Inc.	2.62%	08/16/19	9,989,125
25,000,000	ETP Legacy L.P.	2.85%	08/01/19	25,000,000
17,000,000	Plains All American Pipeline L.P.	2.94%	08/02/19	16,998,630
10,000,000	TransCanada PipeLines Ltd.	2.70%	08/27/19	9,980,802
				61,968,557

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)

	Real Estate Investment Trusts — 1.6%
$3,000,000	Crown Castle International Corp.	2.74%	08/02/19	$2,999,775
5,000,000	Crown Castle International Corp.	2.67%	08/07/19	4,997,807
7,000,000	Crown Castle International Corp.	2.80%	08/08/19	6,996,251
15,000,000	Crown Castle International Corp.	2.77%	08/09/19	14,990,918
20,000,000	Crown Castle International Corp.	2.74%	08/14/19	19,980,479
20,000,000	Crown Castle International Corp.	2.72%	08/16/19	19,977,650
				69,942,880

	Retail — 1.6%
15,000,000	AutoNation, Inc.	2.74%	08/06/19	14,994,368
10,000,000	Canadian Tire Corp. Ltd.	2.69%	08/06/19	9,996,310
25,000,000	Canadian Tire Corp. Ltd.	2.70%	08/22/19	24,961,232
2,750,000	Canadian Tire Corp. Ltd.	2.54%	08/26/19	2,745,168
20,000,000	Canadian Tire Corp. Ltd.	2.71%	09/18/19	19,928,846
				72,625,924

	Semiconductors — 1.3%
20,000,000	Broadcom, Inc.	2.79%	08/08/19	19,989,300
15,000,000	Broadcom, Inc.	2.80%	08/15/19	14,983,880
25,000,000	Broadcom, Inc.	2.80%	08/29/19	24,946,471
				59,919,651

	Telecommunications — 1.7%
10,000,000	Bell Canada, Inc.	2.90%	08/08/19	9,994,419
10,000,000	Bell Canada, Inc.	2.56%	09/12/19	9,970,672
25,000,000	Bell Canada, Inc.	2.52%	10/17/19	24,867,805
5,000,000	Bell Canada, Inc.	2.50%	10/23/19	4,971,740
17,000,000	TELUS Corp.	2.59%	09/23/19	16,936,259
8,000,000	TELUS Corp.	2.45%	10/22/19	7,956,240
				74,697,135

	Textiles — 0.2%
6,900,000	Mohawk Industries, Inc.	2.57%	08/02/19	6,899,514
	Total Commercial Paper			1,335,374,943
	(Cost $1,335,374,943)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS — 16.6%

	Agriculture — 0.2%
6,833,000	BAT International Finance PLC (b)	2.75%	06/15/20	6,838,444
1,100,000	Imperial Brands Finance PLC (b)	2.95%	07/21/20	1,102,645
				7,941,089

	Auto Manufacturers — 0.3%
12,500,000	Volkswagen International Finance N.V. (b)	4.00%	08/12/20	12,694,908

	Banks — 13.2%
14,885,000	ABN AMRO Bank N.V., 3 Mo. LIBOR + 0.41% (a) (b)	2.71%	01/19/21	14,916,570
4,900,000	ABN AMRO Bank N.V., 3 Mo. LIBOR + 0.57% (a) (b)	3.09%	08/27/21	4,923,692

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS (Continued)

	Banks (Continued)
$2,000,000	ANZ New Zealand Int’l Ltd./London (b)	2.85%	08/06/20	$2,008,290
5,000,000	ANZ New Zealand Int’l Ltd./London (b)	2.75%	01/22/21	5,026,571
2,500,000	ANZ New Zealand Int’l Ltd./London, 3 Mo. LIBOR + 1.00% (a) (b)	3.28%	01/25/22	2,531,598
3,000,000	Australia & New Zealand Banking Group Ltd., 3 Mo. LIBOR + 0.50% (a) (b)	3.02%	08/19/20	3,011,444
12,090,000	Australia & New Zealand Banking Group Ltd., 3 Mo. LIBOR + 0.46% (a) (b)	2.99%	05/17/21	12,132,759
3,000,000	Australia & New Zealand Banking Group Ltd., 3 Mo. LIBOR + 0.99% (a) (b)	3.51%	06/01/21	3,038,966
3,750,000	Bank of Montreal, Medium-Term Note, 3 Mo. LIBOR + 0.44% (a)	2.85%	06/15/20	3,762,938
1,222,000	Bank of Montreal, Medium-Term Note, 3 Mo. LIBOR + 0.34% (a)	2.64%	07/13/20	1,225,193
11,526,000	Bank of Montreal, Medium-Term Note, Series D, 3 Mo. LIBOR + 0.46% (a)	2.76%	04/13/21	11,574,675
2,000,000	Bank of Montreal, Medium-Term Note, 3 Mo. LIBOR + 0.79% (a)	3.31%	08/27/21	2,022,622
17,867,000	Bank of Nova Scotia (The), 3 Mo. LIBOR + 0.44% (a)	2.72%	04/20/21	17,931,937
5,500,000	Barclays Bank PLC	5.13%	01/08/20	5,558,975
5,110,000	Barclays Bank PLC	2.65%	01/11/21	5,122,002
1,770,000	Barclays Bank PLC, 3 Mo. LIBOR + 0.46% (a)	2.80%	01/11/21	1,768,164
13,080,000	Barclays PLC	2.75%	11/08/19	13,070,224
6,000,000	Barclays PLC	2.88%	06/08/20	6,015,030
2,675,000	Barclays PLC, 3 Mo. LIBOR + 1.38% (a)	3.90%	05/16/24	2,657,090
380,000	BPCE S.A. (b)	3.15%	07/31/20	382,613
25,000,000	BPCE S.A., Medium-Term Note, 3 Mo. LIBOR + 0.88% (a)	3.40%	05/31/22	25,207,512
2,970,000	Commonwealth Bank of Australia (b)	5.00%	10/15/19	2,985,526
2,000,000	Commonwealth Bank of Australia, 3 Mo. LIBOR + 0.64% (a) (b)	3.21%	11/07/19	2,003,004
7,000,000	Commonwealth Bank of Australia, 3 Mo. LIBOR + 0.70% (a) (b)	3.15%	03/10/22	7,055,566
3,780,000	Cooperatieve Rabobank UA/NY	1.38%	08/09/19	3,779,255
5,200,000	Cooperatieve Rabobank UA/NY, 3 Mo. LIBOR + 0.43% (a)	2.70%	04/26/21	5,218,197
8,816,000	Cooperatieve Rabobank UA/NY, 3 Mo. LIBOR + 0.83% (a)	3.17%	01/10/22	8,913,172
20,000,000	Credit Agricole Corporate & Investment Bank S.A., Medium-Term Note, 3 Mo. LIBOR + 0.40% (a) (b)	2.98%	05/03/21	20,006,304
10,715,000	Credit Agricole Corporate & Investment Bank S.A., Medium-Term Note, 3 Mo. LIBOR + 0.63% (a)	2.96%	10/03/21	10,746,945
500,000	Credit Agricole S.A./London (b)	2.75%	06/10/20	501,879
1,400,000	Credit Agricole S.A./London, 3 Mo. LIBOR + 0.97% (a) (b)	3.42%	06/10/20	1,410,435
3,000,000	Credit Agricole S.A./London, 3 Mo. LIBOR + 1.18% (a) (b)	3.50%	07/01/21	3,047,570
5,000,000	Credit Suisse AG/New York NY, Medium-Term Note	4.38%	08/05/20	5,098,117
6,000,000	Credit Suisse Group Funding Guernsey Ltd.	2.75%	03/26/20	6,011,127
12,000,000	Credit Suisse Group Funding Guernsey Ltd.	3.13%	12/10/20	12,087,148
1,125,000	Credit Suisse Group Funding Guernsey Ltd.	3.45%	04/16/21	1,141,368
5,500,000	Credit Suisse Group Funding Guernsey Ltd., 3 Mo. LIBOR + 2.29% (a)	4.59%	04/16/21	5,668,276
5,495,000	Danske Bank A/S, 3 Mo. LIBOR + 0.58% (a) (b)	3.05%	09/06/19	5,496,700
6,000,000	Danske Bank A/S (b)	2.20%	03/02/20	5,983,267
1,200,000	Danske Bank A/S, 3 Mo. LIBOR + 0.51% (a) (b)	3.03%	03/02/20	1,200,045

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS (Continued)

	Banks (Continued)
$8,935,000	Danske Bank A/S, Medium-Term Note (b)	2.80%	03/10/21	$8,948,472
2,770,000	DNB Bank ASA (b)	2.13%	10/02/20	2,760,354
19,000,000	HSBC Holdings PLC	3.40%	03/08/21	19,266,787
2,000,000	HSBC Holdings PLC, 3 Mo. LIBOR + 2.24% (a)	4.69%	03/08/21	2,058,186
3,000,000	HSBC Holdings PLC	5.10%	04/05/21	3,131,854
19,262,000	HSBC Holdings PLC, 3 Mo. LIBOR + 0.60% (a)	3.12%	05/18/21	19,288,756
6,000,000	HSBC Holdings PLC, 3 Mo. LIBOR + 0.65% (a)	3.09%	09/11/21	6,015,434
3,000,000	ING Bank N.V., 3 Mo. LIBOR + 0.61% (a) (b)	3.13%	08/15/19	3,000,810
2,980,000	ING Groep N.V., 3 Mo. LIBOR + 1.15% (a)	3.48%	03/29/22	3,021,652
7,648,000	Lloyds Bank PLC, 3 Mo. LIBOR + 0.49% (a)	3.06%	05/07/21	7,648,799
4,866,000	Lloyds Bank PLC	3.30%	05/07/21	4,937,467
6,295,000	Macquarie Group Ltd. (b)	6.00%	01/14/20	6,394,674
19,221,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.65% (a)	2.92%	07/26/21	19,290,865
1,500,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.92% (a)	3.44%	02/22/22	1,512,267
7,834,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.79% (a)	3.07%	07/25/22	7,875,978
1,720,000	Mitsubishi UFJ Trust & Banking Corp. (b)	2.45%	10/16/19	1,720,274
5,000,000	Mizuho Financial Group, Inc. (b)	2.63%	04/12/21	5,011,212
500,000	Mizuho Financial Group, Inc., 3 Mo. LIBOR + 1.48% (a) (b)	3.82%	04/12/21	508,674
9,200,000	Mizuho Financial Group, Inc., 3 Mo. LIBOR + 1.14% (a)	3.59%	09/13/21	9,315,491
2,400,000	MUFG Bank Ltd. (b)	2.35%	09/08/19	2,399,797
250,000	National Australia Bank Ltd., 3 Mo. LIBOR + 0.59% (a) (b)	2.93%	01/10/20	250,597
4,223,000	National Australia Bank Ltd., 3 Mo. LIBOR + 0.51% (a) (b)	3.03%	05/22/20	4,240,081
4,075,000	National Bank of Canada	2.20%	11/02/20	4,068,195
250,000	Nordea Bank Abp (b)	2.13%	05/29/20	249,427
3,000,000	Nordea Bank Abp, 3 Mo. LIBOR + 0.47% (a) (b)	2.99%	05/29/20	3,010,133
5,000,000	Nordea Bank Abp (b)	2.50%	09/17/20	5,007,606
2,900,000	Royal Bank of Canada, Global Medium-Term Note, 3 Mo. LIBOR + 0.38% (a)	2.90%	03/02/20	2,906,522
13,445,000	Royal Bank of Canada, Global Medium-Term Note, 3 Mo. LIBOR + 0.39% (a)	2.66%	04/30/21	13,488,575
8,000,000	Royal Bank of Canada, Global Medium-Term Note, 3 Mo. LIBOR + 0.47% (a)	2.73%	04/29/22	8,020,275
1,042,000	Royal Bank of Canada, Medium-Term Note, 3 Mo. LIBOR + 0.40% (a)	2.68%	01/25/21	1,045,087
8,512,000	Santander UK Group Holdings PLC	2.88%	10/16/20	8,527,003
6,250,000	Santander UK Group Holdings PLC	3.13%	01/08/21	6,281,482
3,400,000	Santander UK PLC	2.13%	11/03/20	3,381,128
9,900,000	Santander UK PLC, 3 Mo. LIBOR + 0.62% (a)	3.14%	06/01/21	9,918,446
4,800,000	Skandinaviska Enskilda Banken AB (b)	2.63%	11/17/20	4,817,638
1,000,000	Skandinaviska Enskilda Banken AB	2.63%	03/15/21	1,002,340
9,000,000	Skandinaviska Enskilda Banken AB, 3 Mo. LIBOR + 0.43% (a) (b)	2.96%	05/17/21	9,032,492
410,000	Societe Generale S.A. (b)	2.63%	09/16/20	410,816
1,000,000	Societe Generale S.A., 3 Mo. LIBOR + 1.33% (a) (b)	3.63%	04/08/21	1,015,531
3,000,000	Sumitomo Mitsui Banking Corp.	2.09%	10/18/19	2,998,625
7,525,000	Sumitomo Mitsui Banking Corp., 3 Mo. LIBOR + 0.31% (a)	2.61%	10/18/19	7,529,741
4,475,000	Sumitomo Mitsui Banking Corp., 3 Mo. LIBOR + 0.35% (a)	2.65%	01/17/20	4,480,790
2,000,000	Sumitomo Mitsui Banking Corp., 3 Mo. LIBOR + 0.37% (a)	2.69%	10/16/20	2,003,991

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS (Continued)

	Banks (Continued)
$2,712,000	Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR + 1.68% (a)	4.13%	03/09/21	$2,769,098
5,000,000	Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR + 1.11% (a)	3.43%	07/14/21	5,060,379
4,000,000	Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR + 1.14% (a)	3.44%	10/19/21	4,057,226
1,333,000	Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR + 0.97% (a)	3.31%	01/11/22	1,346,055
3,500,000	Svenska Handelsbanken AB, Medium-Term Note, 3 Mo. LIBOR + 0.47% (a)	2.99%	05/24/21	3,517,436
7,000,000	Toronto-Dominion Bank (The)	1.45%	08/13/19	6,998,120
4,804,000	Toronto-Dominion Bank (The), Global Medium-Term Note, 3 Mo. LIBOR + 0.26% (a)	2.67%	09/17/20	4,813,817
25,000,000	Toronto-Dominion Bank (The), Medium-Term Note (c)	2.70%	07/30/21	25,011,453
15,000,000	UBS AG/London (b)	2.20%	06/08/20	14,992,825
7,000,000	UBS AG/London, 3 Mo. LIBOR + 0.58% (a) (b)	3.03%	06/08/20	7,027,335
6,800,000	UBS AG/London, 3 Mo. LIBOR + 0.48% (a) (b)	3.00%	12/01/20	6,823,263
8,150,000	UBS AG/Stamford CT, Global Medium-Term Note	2.38%	08/14/19	8,150,123
6,000,000	UBS Group Funding Switzerland AG, 3 Mo. LIBOR + 1.78% (a) (b)	4.08%	04/14/21	6,138,902
4,035,000	Westpac Banking Corp.	1.60%	08/19/19	4,033,481
8,261,000	Westpac Banking Corp., 3 Mo. LIBOR + 0.34% (a)	2.62%	01/25/21	8,279,527
				599,056,130

	Beverages — 0.1%
3,915,000	Pernod Ricard S.A. (b)	5.75%	04/07/21	4,121,169

	Diversified Financial Services — 0.4%
15,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.25%	07/01/20	15,213,904
800,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.63%	10/30/20	819,171
				16,033,075

	Electronics — 0.0%
1,000,000	Tyco Electronics Group S.A., 3 Mo. LIBOR + 0.45% (a)	2.93%	06/05/20	1,001,639

	Food — 0.3%
8,000,000	Mondelez International Holdings Netherlands BV (b)	1.63%	10/28/19	7,983,204
8,000,000	Mondelez International Holdings Netherlands BV, 3 Mo. LIBOR + 0.61% (a) (b)	2.87%	10/28/19	8,007,558
				15,990,762

	Iron/Steel — 0.0%
869,000	ArcelorMittal	5.25%	08/05/20	893,171

	Miscellaneous Manufacturing — 0.0%
2,000,000	Siemens Financieringsmaatschappij N.V., 3 Mo. LIBOR + 0.34% (a) (b)	2.75%	03/16/20	2,004,019

	Oil & Gas — 0.2%
7,000,000	BP Capital Markets PLC	2.52%	01/15/20	7,005,539
2,000,000	BP Capital Markets PLC, 3 Mo. LIBOR + 0.87% (a)	3.28%	09/16/21	2,024,891
				9,030,430

	Pharmaceuticals — 1.0%
14,958,000	Allergan Funding SCS	3.00%	03/12/20	14,992,296

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS (Continued)

	Pharmaceuticals (Continued)
$2,000,000	Allergan Funding SCS, 3 Mo. LIBOR + 1.26% (a)	3.69%	03/12/20	$2,012,538
16,285,000	Shire Acquisitions Investments Ireland DAC	1.90%	09/23/19	16,272,534
10,699,000	Takeda Pharmaceutical Co. Ltd. (b)	3.80%	11/26/20	10,881,641
				44,159,009

	Pipelines — 0.7%
9,265,000	Enbridge, Inc., 3 Mo. LIBOR + 0.40% (a)	2.74%	01/10/20	9,269,299
6,657,000	Enbridge, Inc., 3 Mo. LIBOR + 0.70% (a)	3.11%	06/15/20	6,674,650
8,500,000	TransCanada PipeLines Ltd.	2.13%	11/15/19	8,489,624
6,840,000	TransCanada PipeLines Ltd., 3 Mo. LIBOR + 0.28% (a)	2.79%	11/15/19	6,844,518
				31,278,091

	Telecommunications — 0.2%
5,000,000	Deutsche Telekom International Finance BV (b)	1.50%	09/19/19	4,992,914
2,875,000	Deutsche Telekom International Finance BV, 3 Mo. LIBOR + 0.45% (a) (b)	2.87%	09/19/19	2,876,581
1,000,000	Deutsche Telekom International Finance BV, 3 Mo. LIBOR + 0.58% (a) (b)	2.88%	01/17/20	1,001,217
				8,870,712
	Total Foreign Corporate Bonds			753,074,204
	(Cost $751,619,709)

ASSET-BACKED SECURITIES — 13.0%

	AmeriCredit Automobile Receivables Trust
3,323,000	Series 2015-3, Class D	3.34%	08/08/21	3,334,197
	Ameriquest Mortgage Securities, Inc.
44,795	Series 2004-R9, Class M2, 1 Mo. LIBOR + 0.98% (a)	3.24%	10/25/34	45,072
	Avis Budget Rental Car Funding AESOP LLC
3,000,000	Series 2014-2A, Class A (b)	2.50%	02/20/21	2,999,513
17,800,000	Series 2015-1A, Class A (b)	2.50%	07/20/21	17,789,878
	BMW Vehicle Lease Trust
10,133,278	Series 2017-2, Class A3	2.07%	10/20/20	10,137,245
120,000	Series 2017-2, Class A4	2.19%	03/22/21	119,856
6,250,000	Series 2018-1, Class A3	3.26%	07/20/21	6,315,493
	BMW Vehicle Owner Trust
2,500,000	Series 2018-A, Class A3	2.35%	04/25/22	2,500,720
	California Republic Auto Receivables Trust
604,716	Series 2015-2, Class A4	1.75%	01/15/21	604,146
1,342,247	Series 2015-3, Class A4	2.13%	05/17/21	1,340,960
5,349,000	Series 2015-3, Class B	2.70%	09/15/21	5,346,892
1,149,983	Series 2016-1, Class A4	2.24%	10/15/21	1,148,939
4,059,261	Series 2016-2, Class A4	1.83%	12/15/21	4,048,255
858,501	Series 2017-1, Class A3	1.90%	03/15/21	858,230
1,870,000	Series 2017-1, Class A4	2.28%	06/15/22	1,868,030
4,294,283	Series 2018-1, Class A2	2.86%	03/15/21	4,296,177
	Canadian Pacer Auto Receivables Trust
4,152,870	Series 2017-1A, Class A3 (b)	2.05%	03/19/21	4,147,877
815,000	Series 2017-1A, Class A4 (b)	2.29%	01/19/22	814,079
924,996	Series 2018-1A, Class A2A (b)	2.70%	08/19/20	925,140
18,307,000	Series 2018-1A, Class A3 (b)	3.00%	11/19/21	18,381,938
3,565,045	Series 2018-2A, Class A2A (b)	3.00%	06/21/21	3,574,411
9,500,000	Series 2019-1A, Class A2 (b)	2.78%	03/21/22	9,529,079

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)

	Carmax Auto Owner Trust
$286,788	Series 2016-1, Class A3	1.61%	11/16/20	$286,596
1,802,815	Series 2016-3, Class A3	1.39%	05/17/21	1,799,899
3,213,047	Series 2017-1, Class A3	1.98%	11/15/21	3,207,587
1,733,627	Series 2017-3, Class A3	1.97%	04/15/22	1,729,081
607,836	Series 2018-4, Class A2A	3.11%	02/15/22	610,541
7,305,000	Series 2019-1, Class A2A	3.02%	07/15/22	7,335,753
	Chrysler Capital Auto Receivables Trust
3,850,000	Series 2016-AA, Class C (b)	3.25%	06/15/22	3,858,424
3,329,280	Series 2016-BA, Class A3 (b)	1.64%	07/15/21	3,325,950
	Countrywide Asset-Backed Certificates
2,584,739	Series 2004-SD4, Class M1, 1 Mo. LIBOR + 0.75% (a) (b)	3.02%	12/25/34	2,597,757
1,093,335	Series 2005-BC3, Class M3, 1 Mo. LIBOR + 1.08% (a)	3.35%	06/25/35	1,099,737
	Dell Equipment Finance Trust
283,943	Series 2018-1, Class A2A (b)	2.97%	10/22/20	284,574
9,000,000	Series 2019-1, Class A2 (b)	2.78%	08/23/21	9,040,950
	Element Rail Leasing I LLC
2,675,004	Series 2014-1A, Class A1(b)	2.30%	04/19/44	2,676,472
	Encore Credit Receivables Trust
394,650	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.69% (a)	2.96%	11/25/35	397,381
	Exeter Automobile Receivables Trust
59,904	Series 2018-3A, Class A (b)	2.90%	01/18/22	59,946
109,601	Series 2018-4A, Class A (b)	3.05%	12/15/21	109,779
3,874,234	Series 2019-1A, Class A (b)	3.20%	04/15/22	3,885,085
8,000,000	Series 2019-3A, Class A (b)	2.59%	09/15/22	7,996,585
	Ford Credit Auto Lease Trust
2,706,240	Series 2018-A, Class A2A	2.71%	12/15/20	2,708,379
850,000	Series 2018-A, Class A4	3.05%	08/15/21	856,055
7,296,420	Series 2018-B, Class A2A	2.93%	04/15/21	7,310,050
4,780,000	Series 2018-B, Class A3	3.19%	12/15/21	4,824,973
12,960,000	Series 2019-A, Class A2A	2.84%	09/15/21	12,996,707
9,000,000	Series 2019-A, Class A3	2.90%	05/15/22	9,070,615
	Foursight Capital Automobile Receivables Trust
10,000,000	Series 2019-1, Class A2 (b)	2.58%	03/15/23	9,994,530
	GM Financial Automobile Leasing Trust
1,440,000	Series 2017-1, Class A4	2.26%	08/20/20	1,439,775
11,088,000	Series 2017-1, Class B	2.48%	08/20/20	11,082,158
572,561	Series 2017-2, Class A3	2.02%	09/21/20	572,025
1,700,000	Series 2017-2, Class A4	2.18%	06/21/21	1,698,640
346,000	Series 2017-2, Class B	2.43%	06/21/21	345,785
4,584,840	Series 2017-3, Class A3	2.01%	11/20/20	4,581,229
500,000	Series 2017-3, Class B	2.40%	09/20/21	499,181
2,811,164	Series 2018-1, Class A2A	2.39%	04/20/20	2,810,944
1,411,733	Series 2018-1, Class A2B, 1 Mo. LIBOR + 0.20% (a)	2.47%	04/20/20	1,411,752
6,449,000	Series 2018-1, Class A3	2.61%	01/20/21	6,456,710
4,366,259	Series 2018-2, Class A2A	2.83%	07/20/20	4,368,846
4,490,000	Series 2018-2, Class A3	3.06%	06/21/21	4,507,992
4,788,477	Series 2018-3, Class A2A	2.89%	09/21/20	4,793,960
4,393,000	Series 2018-3, Class A3	3.18%	06/21/21	4,425,011
10,640,000	Series 2019-1, Class A2A	2.91%	04/20/21	10,671,149
7,500,000	Series 2019-1, Class A3	2.98%	12/20/21	7,573,757
10,000,000	Series 2019-2, Class A2A	2.67%	06/21/21	10,025,096

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)

	GM Financial Consumer Automobile Receivables Trust
$5,732,084	Series 2017-1A, Class A3 (b)	1.78%	10/18/21	$5,716,006
	GSAA Home Equity Trust
1,424,240	Series 2005-MTR1, Class A4, 1 Mo. LIBOR + 0.37% (a)	2.64%	10/25/35	1,428,867
	Honda Auto Receivables Owner Trust
5,925,995	Series 2018-3, Class A2	2.67%	12/21/20	5,933,028
	Hyundai Auto Lease Securitization Trust
6,900,000	Series 2018-A, Class A3 (b)	2.81%	04/15/21	6,918,333
8,887,091	Series 2018-B, Class A2 (b)	2.81%	12/15/20	8,898,704
1,100,000	Series 2018-B, Class A4 (b)	3.20%	06/15/22	1,112,695
5,000,000	Series 2019-A, Class A2 (b)	2.92%	07/15/21	5,019,547
	Master Asset Backed Securities Trust
414,733	Series 2005-OPT1, Class M2, 1 Mo. LIBOR + 0.63% (a)	2.90%	03/25/35	416,246
	Mercedes-Benz Auto Lease Trust
4,919,945	Series 2017-A, Class A4	2.01%	01/17/23	4,918,044
296,986	Series 2018-A, Class A2	2.20%	04/15/20	297,330
11,625,000	Series 2019-A, Class A2	3.01%	02/16/21	11,654,004
	Nationstar Home Equity Loan Trust
2,701,330	Series 2006-B, Class AV4, 1 Mo. LIBOR + 0.28% (a)	2.55%	09/25/36	2,702,002
	New Century Home Equity Loan Trust
2,154,934	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.68% (a)	2.94%	06/25/35	2,161,466
	Nissan Auto Lease Trust
3,467,993	Series 2017-A, Class A3	1.91%	04/15/20	3,466,737
8,500,000	Series 2018-A, Class A3	3.25%	09/15/21	8,590,180
	Nissan Auto Receivables Owner Trust
1,385,841	Series 2015-B, Class A4	1.79%	01/17/22	1,383,745
146,198	Series 2016-A, Class A3	1.34%	10/15/20	146,086
2,251,969	Series 2016-B, Class A3	1.32%	01/15/21	2,247,122
863,175	Series 2016-C, Class A3	1.18%	01/15/21	860,641
233,475	Series 2017-B, Class A3	1.75%	10/15/21	232,817
	Nomura Home Equity Loan, Inc., Home Equity Loan Trust
1,716,793	Series 2005-HE1, Class M3, 1 Mo. LIBOR + 0.72% (a)	2.99%	09/25/35	1,724,741
	OSCAR US Funding Trust II
1,210,173	Series 2015-1A, Class A4 (b)	2.44%	06/15/22	1,209,853
	OSCAR US Funding Trust V
2,356,266	Series 2016-2A, Class A3 (b)	2.73%	12/15/20	2,356,786
28,110,000	Series 2016-2A, Class A4 (b)	2.99%	12/15/23	28,286,872
	OSCAR US Funding Trust VI LLC
4,589,474	Series 2017-1A, Class A3 (b)	2.82%	06/10/21	4,595,886
7,700,000	Series 2017-1A, Class A4 (b)	3.30%	05/10/24	7,808,951
	OSCAR US Funding Trust VII LLC
308,300	Series 2017-2A, Class A2A (b)	2.13%	11/10/20	308,151
6,560,000	Series 2017-2A, Class A3 (b)	2.45%	12/10/21	6,555,900
	OSCAR US Funding Trust VIII LLC
1,670,590	Series 2018-1A, Class A2A (b)	2.91%	04/12/21	1,673,104
9,700,000	Series 2018-1A, Class A3 (b)	3.23%	05/10/22	9,775,495
	OSCAR US Funding Trust IX LLC
1,365,000	Series 2018-2A, Class A3 (b)	3.39%	09/12/22	1,380,800
	OSCAR US Funding X LLC
8,800,000	Series 2019-1A, Class A2 (b)	3.10%	04/11/22	8,842,372
	OSCAR US Funding XI LLC
21,500,000	Series 2019-2A, Class A2 (b)	2.49%	08/10/22	21,482,348

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)

	Securitized Term Auto Receivables Trust
$3,715,589	Series 2017-1A, Class A3 (b)	1.89%	08/25/20	$3,712,005
1,000,000	Series 2017-1A, Class A4 (b)	2.21%	06/25/21	999,100
2,714,852	Series 2017-2A, Class A3 (b)	2.04%	04/26/21	2,708,819
4,095,000	Series 2017-2A, Class A4 (b)	2.29%	03/25/22	4,082,857
7,534,611	Series 2018-2A, Class A2A (b)	3.06%	02/25/21	7,554,629
	Sierra Timeshare Receivables Funding LLC
1,896,766	Series 2014-3A, Class A (b)	2.30%	10/20/31	1,895,588
5,818,325	Series 2016-3A, Class A (b)	2.43%	10/20/33	5,787,807
	Structured Asset Investment Loan Trust
72,429	Series 2004-10, Class A7, 1 Mo. LIBOR + 1.06% (a)	3.33%	11/25/34	72,898
	Towd Point Mortgage Trust
1,284,339	Series 2015-1, Class AES (b)	3.00%	10/25/53	1,287,343
35,843,603	Series 2015-5, Class A1B (b)	2.75%	05/25/55	35,855,000
1,740,161	Series 2016-2, Class A1A (b)	2.75%	08/25/55	1,745,640
	Toyota Auto Receivables Owner Trust
1,101,853	Series 2018-A, Class A2A	2.10%	10/15/20	1,101,400
3,741,609	Series 2018-C, Class A2A	2.77%	08/16/21	3,750,355
	Verizon Owner Trust
556,311	Series 2016-1A, Class A (b)	1.42%	01/20/21	556,672
9,309,269	Series 2016-2A, Class A (b)	1.68%	05/20/21	9,296,304
8,352,077	Series 2017-1A, Class A (b)	2.06%	09/20/21	8,342,939
17,885,316	Series 2017-2A, Class A (b)	1.92%	12/20/21	17,853,938
	World Omni Auto Receivables Trust
9,000,000	Series 2019-A, Class A2	3.02%	04/15/22	9,042,038
	World Omni Automobile Lease Securitization Trust
6,033,849	Series 2017-A, Class A3	2.13%	04/15/20	6,031,560
1,735,000	Series 2017-A, Class A4	2.32%	08/15/22	1,734,211
2,368,430	Series 2018-A, Class A2	2.59%	11/16/20	2,369,810
7,279,755	Series 2018-B, Class A2A	2.96%	06/15/21	7,303,649
11,060,000	Series 2019-A, Class A2	2.89%	11/15/21	11,109,856
	Total Asset-Backed Securities			589,752,820
	(Cost $587,807,673)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.6%

	Collateralized Mortgage Obligations — 0.8%
	Federal Home Loan Mortgage Corporation
2,497,407	Series 2003-2723, Class KN	5.00%	12/15/23	2,587,469
3,538,074	Series 2004-2783, Class YB	5.00%	04/15/24	3,672,926
787	Series 2004-2874, Class BC	5.00%	10/15/19	787
2,541	Series 2004-2895, Class EK	4.00%	11/15/19	2,542
240	Series 2004-2900, Class PC	4.50%	12/15/19	240
28,277	Series 2005-2931, Class DE	4.00%	02/15/20	28,332
995	Series 2005-2945, Class HB	5.00%	03/15/20	996
2	Series 2007-3266, Class D	5.00%	01/15/22	2
3,574	Series 2007-3294, Class DB	4.50%	03/15/22	3,577
533,241	Series 2009-3539, Class YA	4.00%	02/15/24	535,907
20,137	Series 2010-3705, Class CA	3.00%	08/15/20	20,110
493,909	Series 2010-3726, Class ND	3.50%	06/15/39	493,723
4,077,226	Series 2010-3737, Class DA	2.00%	12/15/39	4,054,000
27,574	Series 2010-3755, Class AJ	2.00%	11/15/20	27,450

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$32,070	Series 2010-3766, Class HE	3.00%	11/15/20	$32,072
278,507	Series 2010-3770, Class EB	2.00%	01/15/38	277,968
38,471	Series 2010-3773, Class GK	2.50%	12/15/20	38,380
187,219	Series 2011-3790, Class AP	4.50%	01/15/37	189,834
57,137	Series 2011-3852, Class CA	3.00%	10/15/39	57,228
1,589,203	Series 2011-3925, Class VB	4.00%	09/15/31	1,599,288
427,306	Series 2012-4001, Class A	3.50%	11/15/38	430,844
126,849	Series 2012-4011, Class KM	2.00%	03/15/22	126,324
542,760	Series 2014-4305, Class KN	2.50%	03/15/38	542,285
32,489	Series 2015-4459, Class NC	5.00%	07/15/25	32,531
	Federal National Mortgage Association
1,351,293	Series 2003-48, Class TC	5.00%	06/25/23	1,398,612
1,000,120	Series 2006-60, Class DF, 1 Mo. LIBOR + 0.43% (a)	2.70%	04/25/35	1,001,580
5,800	Series 2008-53, Class CA	5.00%	07/25/23	5,799
7,400	Series 2008-59, Class KB	4.50%	07/25/23	7,409
53,701	Series 2009-14, Class EB	4.50%	03/25/24	53,996
20,177	Series 2009-52, Class AJ	4.00%	07/25/24	20,318
587,861	Series 2009-71, Class BA	4.00%	08/25/24	591,883
46	Series 2009-78, Class LE	4.00%	09/25/19	46
14,658	Series 2009-96, Class JA	3.50%	10/25/24	14,651
1,741,914	Series 2010-99, Class UK	3.00%	10/25/38	1,744,381
16,014	Series 2010-116, Class AD	2.00%	08/25/20	15,968
84,865	Series 2010-145, Class MA	2.00%	12/25/20	84,522
3,075	Series 2011-3, Class EG	2.00%	05/25/20	3,061
56,696	Series 2011-13, Class AD	2.00%	07/25/21	56,319
22,061	Series 2011-15, Class HT	5.50%	03/25/26	22,362
1,241,955	Series 2011-32, Class CV	3.50%	04/25/24	1,241,545
52,373	Series 2011-60, Class UC	2.50%	09/25/39	52,635
3,558	Series 2011-68, Class AH	4.50%	12/25/20	3,571
31,013	Series 2011-71, Class KC	1.75%	08/25/21	30,789
35,605	Series 2011-86, Class DC	2.00%	09/25/21	35,357
95,129	Series 2011-111, Class DA	3.00%	12/25/38	95,178
1,146,605	Series 2012-20, Class AB	2.50%	07/25/39	1,146,224
3,227,682	Series 2012-103, Class LE	1.75%	05/25/39	3,221,849
3,006,664	Series 2013-1, Class KC	2.00%	07/25/40	2,983,778
	Government National Mortgage Association
98,064	Series 2009-10, Class MD	4.50%	12/16/36	99,455
9,467	Series 2009-52, Class PA	5.00%	04/16/39	9,474
667,524	Series 2009-79, Class AE	3.75%	02/16/39	667,854
47,302	Series 2010-4, Class JC	3.00%	08/16/39	47,383
17,206	Series 2010-85, Class NK	3.25%	01/20/38	17,197
81,348	Series 2010-87, Class HE	3.00%	11/20/38	81,730
11,143	Series 2010-125, Class BA	2.08%	05/16/37	11,136
81,371	Series 2010-125, Class TE	3.00%	06/20/39	81,534
13,523	Series 2010-164, Class LE	3.00%	10/20/38	13,530
64,287	Series 2010-164, Class LH	3.50%	10/20/38	64,365
36,989	Series 2011-24, Class NE	3.50%	04/20/39	37,004
72,353	Series 2011-37, Class PG	3.00%	05/20/40	72,304
23,262	Series 2011-40, Class CA	3.00%	12/16/25	23,255
24,009	Series 2011-115, Class PD	2.00%	10/20/38	23,971

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$59,718	Series 2014-180, Class PA	2.50%	04/20/43	$59,659
4,269,218	Series 2018-89, Class A	3.50%	06/20/39	4,302,479
	NCUA Guaranteed Notes Trust
917,634	Series 2010-R1, Class 1A, 1 Mo. LIBOR + 0.45% (a)	2.81%	10/07/20	918,965
				35,117,943
	Commercial Mortgage-Backed Securities — 0.6%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
9,070,392	Series 2010-K007, Class A2	4.22%	03/25/20	9,103,967
600,158	Series 2014-K716, Class A1	2.41%	01/25/21	599,680
	FREMF Mortgage Trust
4,400,000	Series 2010-K7, Class B (b) (d)	5.50%	04/25/20	4,468,983
4,761,000	Series 2010-K8, Class B (b) (d)	5.28%	09/25/43	4,835,770
5,290,000	Series 2011-K10, Class B (b) (d)	4.62%	11/25/49	5,406,558
3,822,000	Series 2011-K14, Class B (b) (d)	5.18%	02/25/47	3,982,552
1,850,000	Series 2014-K715, Class B (b) (d)	3.97%	02/25/46	1,883,087
	Government National Mortgage Association
23,281	Series 2014-28, Class A	2.00%	01/16/46	23,072
				30,303,669
	Pass-through Securities — 0.2%
	Federal Home Loan Mortgage Corporation
1,122	Pool B18688	5.00%	02/01/20	1,153
6,444	Pool G11728	5.50%	02/01/20	6,444
35,384	Pool G11777	5.00%	10/01/20	36,362
8,896	Pool G11820	5.50%	12/01/20	8,980
12,773	Pool G11879	5.00%	10/01/20	13,210
46,176	Pool G11902	5.00%	08/01/20	47,454
39,805	Pool G11966	5.50%	11/01/20	40,047
4,242	Pool G12255	5.50%	07/01/21	4,315
32,607	Pool G12673	5.00%	09/01/21	33,723
41,578	Pool G13204	6.00%	11/01/22	42,599
17,992	Pool G13235	4.50%	08/01/20	18,456
109	Pool G13395	4.50%	12/01/19	112
6,411	Pool G13761	5.50%	12/01/20	6,444
95,116	Pool G13812	5.00%	12/01/20	98,114
42,150	Pool G14030	4.50%	12/01/20	43,237
61,416	Pool G14035	5.50%	12/01/21	62,035
105,926	Pool G14187	5.50%	12/01/20	106,246
1,201,661	Pool G15435	5.00%	11/01/24	1,243,411
66,562	Pool G15821	5.00%	07/01/25	68,932
455,902	Pool G15874	5.00%	06/01/26	471,538
2,342	Pool G18010	5.50%	09/01/19	2,341
62,934	Pool G18056	5.00%	06/01/20	64,675
78,572	Pool J02535	5.00%	09/01/20	80,752
19,732	Pool P60959	4.50%	09/01/20	19,734
	Federal National Mortgage Association
3,997	Pool 255547	4.50%	01/01/20	4,098
973	Pool 310097	5.00%	10/01/20	1,000
56	Pool 725793	5.50%	09/01/19	56

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$1,097	Pool 725934	5.00%	11/01/19	$1,127
116	Pool 735208	6.00%	10/01/19	116
140	Pool 735439	6.00%	09/01/19	140
516	Pool 735512	6.00%	03/01/20	516
17,032	Pool 735646	4.50%	07/01/20	17,464
7,952	Pool 735920	4.50%	10/01/20	8,154
15,432	Pool 745119	5.50%	12/01/19	15,414
16,095	Pool 745238	6.00%	12/01/20	16,159
166,620	Pool 745735	5.00%	03/01/21	171,168
37,563	Pool 745749	5.50%	03/01/21	37,934
406,611	Pool 745832	6.00%	04/01/21	412,440
3,844	Pool 814708	6.00%	04/01/20	3,850
5,939	Pool 815098	6.00%	05/01/20	5,954
5,810	Pool 839226	4.00%	09/01/20	5,815
25,370	Pool 844915	4.50%	11/01/20	26,014
29,921	Pool 847919	5.50%	11/01/20	30,152
28,029	Pool 888932	4.50%	11/01/22	28,740
480	Pool 889191	4.50%	04/01/21	492
10,839	Pool 889318	5.50%	07/01/20	10,832
5,864	Pool 889531	4.50%	05/01/22	6,013
4,145	Pool 889847	4.50%	04/01/21	4,250
79,959	Pool 890403	6.00%	05/01/23	81,009
12,690	Pool 898044	4.50%	12/01/20	13,012
467,897	Pool 901931	6.00%	10/01/21	476,362
8,019	Pool 931592	5.00%	09/01/20	8,065
214,456	Pool 962078	4.50%	03/01/23	222,086
18,518	Pool 995158	4.50%	12/01/20	18,987
846	Pool 995886	6.00%	04/01/21	853
268,524	Pool AD0285	5.00%	09/01/22	275,855
33,572	Pool AD0402	5.00%	02/01/23	34,486
172,957	Pool AE0126	5.00%	06/01/20	177,665
78,155	Pool AE0237	5.50%	11/01/23	78,573
306,991	Pool AE0314	5.00%	08/01/21	315,349
76,553	Pool AE0792	5.00%	12/01/20	78,637
191,601	Pool AE0812	5.00%	07/01/25	196,832
562,970	Pool AL5764	5.00%	09/01/25	578,339
407,496	Pool AL5812	5.50%	05/01/25	413,900
260,987	Pool AL6212	4.50%	01/01/27	267,602
7,553	Pool AL6725	4.50%	09/01/20	7,744
542,116	Pool AL6798	5.00%	09/01/25	556,917
834	Pool AL8539	4.50%	01/01/27	855
934,720	Pool BM1299	5.00%	03/01/27	966,341
13,197	Pool MA0323	4.50%	02/01/20	13,531
19,019	Pool MA0358	4.50%	03/01/20	19,501
21,866	Pool MA0419	4.50%	05/01/20	22,421
29,599	Pool MA0772	4.00%	06/01/21	30,751
707,473	Pool MA1030	3.00%	04/01/22	721,737
	Government National Mortgage Association
95	Pool 781783	5.50%	08/15/19	95
1,110	Pool 781820	5.00%	11/15/19	1,115

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$54,727	Pool 783524	5.00%	09/15/24	$56,749
				8,963,581
	Total U.S. Government Agency Mortgage-Backed Securities			74,385,193
	(Cost $74,189,440)

U.S. GOVERNMENT NOTES — 0.9%

40,200,000	U.S. Treasury Note	1.50%	06/15/20	39,985,168
	Total U.S. Government Notes			39,985,168
	(Cost $39,845,389)

MORTGAGE-BACKED SECURITIES — 0.1%

	Collateralized Mortgage Obligations — 0.1%
	Merrill Lynch Mortgage Investors Trust
1,907,861	Series 2005-A6, Class 2A3, 1 Mo. LIBOR + 0.38% (a)	2.65%	08/25/35	1,918,329
	Sequoia Mortgage Trust
804,507	Series 2014-3, Class A14 (b)	3.00%	10/25/44	805,588
2,576,255	Series 2015-1, Class A6 (b)	2.50%	01/25/45	2,567,299
	Total Mortgage-Backed Securities			5,291,216
	(Cost $5,286,478)

	Total Investments — 100.0%			4,539,906,453
	(Cost $4,533,603,297) (e)
	Net Other Assets and Liabilities — (0.0)%			(1,345,463)
	Net Assets — 100.0%			$4,538,560,990

1

(a)	Floating or variable rate security.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2019, securities noted as such amounted to $881,071,947 or 19.4% of net assets.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,767,628 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $464,472. The net unrealized appreciation was $6,303,156.

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:

	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds*	$1,742,042,909	$—	$1,742,042,909	$—
Commercial Paper*	1,335,374,943	—	1,335,374,943	—
Foreign Corporate Bonds*	753,074,204	—	753,074,204	—
Asset-Backed Securities	589,752,820	—	589,752,820	—
U.S. Government Agency Mortgage-Backed Securities	74,385,193	—	74,385,193	—
U.S. Government Notes	39,985,168	—	39,985,168	—
Mortgage-Backed Securities	5,291,216	—	5,291,216	—
Total Investments	$4,539,906,453	$—	$4,539,906,453	$—

* See Portfolio of Investments for industry breakout.

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments
July 31, 2019 (Unaudited)

Shares	Description	Value

EXCHANGE-TRADED FUNDS — 53.9%

	Capital Markets — 53.9%
188,788	First Trust Emerging Markets Local Currency Bond ETF (a)	$7,381,611
176,161	First Trust Institutional Preferred Securities and Income ETF (a)	3,438,663
10,106	First Trust Long Duration Opportunities ETF (a)	275,389
58,110	First Trust Low Duration Opportunities ETF (a)	3,009,517
529,077	First Trust Preferred Securities and Income ETF (a)	10,385,781
221,938	First Trust Tactical High Yield ETF (a)	10,699,630
4,831	iShares 20+ Year Treasury Bond ETF	641,992
1,500	iShares 7-10 Year Treasury Bond ETF	164,805
29,425	iShares J.P. Morgan USD Emerging Markets Bond ETF	3,345,034
39,890	iShares MBS ETF	4,297,350
	Total Exchange-Traded Funds	43,639,772
	(Cost $42,870,819)

COMMON STOCKS — 22.3%

	Banks — 3.7%
9,852	Brookline Bancorp, Inc.	146,105
8,044	Cathay General Bancorp	299,398
12,187	First Financial Bancorp.	310,647
6,182	Hanmi Financial Corp.	132,851
21,420	Hope Bancorp, Inc.	315,945
2,245	Park National Corp.	212,355
17,530	People’s United Financial, Inc.	287,843
19,828	Regions Financial Corp.	315,860
6,638	Sandy Spring Bancorp, Inc.	241,889
7,899	United Bankshares, Inc.	296,923
27,299	Valley National Bancorp	304,657
1,662	Webster Financial Corp.	84,762
1,920	WesBanco, Inc.	70,234
		3,019,469

	Capital Markets — 0.7%
9,143	State Street Corp.	531,116

	Distributors — 0.6%
5,210	Genuine Parts Co.	505,995

	Diversified Telecommunication Services — 0.1%
2,369	China Telecom Corp., Ltd., ADR	105,989

	Electric Utilities — 4.3%
1,517	Alliant Energy Corp.	75,152
1,691	American Electric Power Co., Inc.	148,487
1,818	Emera, Inc. (CAD)	75,486
8,304	Evergy, Inc.	502,308
1,971	Eversource Energy	149,520
9,344	Exelon Corp.	421,041
5,667	Fortis, Inc. (CAD)	223,365
10,994	Hawaiian Electric Industries, Inc.	492,530
2,186	NextEra Energy, Inc.	452,874
5,312	Pinnacle West Capital Corp.	484,561
7,209	PPL Corp.	213,603

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)

	Electric Utilities (Continued)
3,760	Xcel Energy, Inc.	$224,134
		3,463,061

	Electrical Equipment — 1.2%
7,354	Emerson Electric Co.	477,128
3,723	Hubbell, Inc.	483,543
		960,671

	Food & Staples Retailing — 0.7%
10,099	Walgreens Boots Alliance, Inc.	550,294

	Gas Utilities — 0.1%
708	Atmos Energy Corp.	77,200
744	New Jersey Resources Corp.	37,103
		114,303

	Hotels, Restaurants & Leisure — 0.7%
11,810	Carnival Corp.	557,786

	Internet & Direct Marketing Retail — 0.5%
21,371	PetMed Express, Inc.	371,214

	Multiline Retail — 0.7%
6,292	Target Corp.	543,629

	Multi-Utilities — 1.4%
7,358	NorthWestern Corp.	514,470
7,605	Public Service Enterprise Group, Inc.	434,626
546	Sempra Energy	73,945
895	WEC Energy Group, Inc.	76,487
		1,099,528

	Oil, Gas & Consumable Fuels — 4.1%
12,450	Enbridge, Inc.	415,706
11,350	Equitrans Midstream Corp.	188,297
35,801	Kinder Morgan, Inc.	738,217
4,353	ONEOK, Inc.	305,058
21,041	TC Energy Corp.	1,030,167
26,532	Williams (The) Cos., Inc.	653,748
		3,331,193

	Pharmaceuticals — 1.3%
5,764	Novartis AG, ADR	527,867
11,975	Sanofi, ADR	499,358

		1,027,225

	Specialty Retail — 0.7%
27,283	Gap (The), Inc.	532,019

	Thrifts & Mortgage Finance — 0.4%
7,261	Provident Financial Services, Inc.	175,571
11,888	United Financial Bancorp, Inc.	170,474
		346,045

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)

	Trading Companies & Distributors — 0.6%
3,238	Watsco, Inc.	$526,564

	Wireless Telecommunication Services — 0.5%
10,240	China Mobile Ltd., ADR	436,224
	Total Common Stocks	18,022,325
	(Cost $17,352,620)

Units	Description	Value

MASTER LIMITED PARTNERSHIPS — 10.8%

	Chemicals — 0.4%
12,162	Westlake Chemical Partners, L.P.	285,807

	Independent Power and Renewable Electricity Producers — 0.7%
12,236	NextEra Energy Partners, L.P. (b)	595,159

	Oil, Gas & Consumable Fuels — 9.7%
8,740	Alliance Resource Partners, L.P.	153,212
9,718	BP Midstream Partners, L.P.	155,682
58,600	Energy Transfer, L.P.	842,668
64,837	Enterprise Products Partners, L.P.	1,952,242
18,985	Holly Energy Partners, L.P.	552,843
17,586	Magellan Midstream Partners, L.P.	1,163,138
6,967	MPLX, L.P.	204,481
13,625	Phillips 66 Partners, L.P.	712,043
29,120	Plains All American Pipeline, L.P.	692,474
18,226	Shell Midstream Partners, L.P.	393,499
7,047	Tallgrass Energy, L.P. (b)	135,091
21,681	TC PipeLines, L.P.	877,864
		7,835,237
	Total Master Limited Partnerships	8,716,203
	(Cost $7,948,299)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.7%

	Collateralized Mortgage Obligations — 5.3%
	Federal Home Loan Mortgage Corporation
$11,061	Series 1998-192, Class IO, IO, STRIPS	6.50%	02/01/28	1,786
102,478	Series 2003-2564, Class PK	4.00%	06/15/32	110,977
98,000	Series 2003-2669, Class LL	5.50%	08/15/33	110,104
2,004	Series 2004-2776, Class QP	4.00%	01/15/34	2,006
100,526	Series 2006-3114, Class GI, IO, 1 Mo. LIBOR × -1 + 6.60% (c)	4.28%	02/15/36	16,485
7,428	Series 2006-3200, Class PO, PO	(d)	08/15/36	6,689
10,123	Series 2007-3373, Class TO, PO	(d)	04/15/37	8,911
102,150	Series 2007-3382, Class CE	6.00%	11/15/37	114,087
80,574	Series 2009-3589, Class ZW	4.50%	10/15/39	89,922
232,000	Series 2010-3626, Class ME	5.00%	01/15/40	267,589

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$85,585	Series 2011-3817, Class MA	4.50%	10/15/37	$87,316
12,441	Series 2011-3917, Class AI, IO	4.50%	07/15/26	857
90,659	Series 2012-4101, Class QN	3.50%	09/15/42	94,038
1,459,623	Series 2016-4619, Class IB, IO	4.00%	12/15/47	130,941
	Federal National Mortgage Association
3,601	Series 1992-205, Class Z	7.00%	11/25/22	3,783
19,520	Series 1993-176, Class E, PO	(d)	08/25/23	18,852
17,085	Series 1993-247, Class 2, IO, STRIPS	7.50%	10/25/23	1,755
59,653	Series 1997-22, Class PC	4.50%	03/18/27	62,482
13,410	Series 2002-1, Class HC	6.50%	02/25/22	13,752
78,595	Series 2003-339, Class 12, IO, STRIPS	6.00%	06/25/33	16,321
14,831	Series 2003-W2, Class 1A1	6.50%	07/25/42	16,804
51,165	Series 2004-T2, Class 1PO, PO	(d)	11/25/43	47,446
10,000	Series 2006-125, Class FA, 1 Mo. LIBOR + 0.28% (e)	2.55%	01/25/37	9,965
54,645	Series 2007-32, Class KT	5.50%	04/25/37	61,573
22,897	Series 2007-42, Class AO, PO	(d)	05/25/37	20,888
103,842	Series 2008-24, Class WH	6.00%	02/25/38	131,284
13,104	Series 2008-44, Class PO, PO	(d)	05/25/38	11,107
227,000	Series 2010-45, Class EB	5.00%	05/25/40	273,890
135,710	Series 2011-30, Class MD	4.00%	02/25/39	137,085
476,263	Series 2011-99, Class CZ	4.50%	10/25/41	542,648
93,491	Series 2012-409, Class C17, IO, STRIPS	4.00%	11/25/41	15,544
112,463	Series 2015-14, Class IK, IO	0.75%	03/25/45	12,062
82,478	Series 2015-72, Class PC	3.00%	10/25/43	82,781
	Government National Mortgage Association
31,573	Series 2003-7, Class TA	4.50%	11/16/32	32,621
25,694	Series 2003-52, Class AP, PO	(d)	06/16/33	22,890
54,000	Series 2004-47, Class PD	6.00%	06/16/34	61,086
44,374	Series 2004-109, Class BC	5.00%	11/20/33	45,022
10,854	Series 2005-17, Class AD	5.00%	02/20/35	11,462
338,098	Series 2006-17, Class TW	6.00%	04/20/36	377,808
245,000	Series 2008-2, Class GC	4.75%	01/16/38	268,214
83,467	Series 2009-96, Class ZG	5.50%	10/16/39	96,432
10,000	Series 2010-84, Class YB	4.00%	07/20/40	10,676
202,387	Series 2010-111, Class JA	2.50%	09/16/40	202,614
456,000	Series 2010-167, Class WL	4.50%	09/20/40	520,006
10,077	Series 2011-29, Class JA	4.50%	04/20/40	10,085
33,215	Series 2012-34, Class SD, IO, 1 Mo. LIBOR × -1 + 6.05% (c)	3.72%	03/16/42	5,684
35,448	Series 2013-20, Class KI, IO	5.00%	01/20/43	6,010
1,736	Series 2013-31, Class TH, 1 Mo. LIBOR + 4.35% (e)	6.62%	08/20/39	1,759
44,020	Series 2013-67, Class PI, IO	4.00%	12/16/42	5,741
	NCUA Guaranteed Notes Trust
30,582	Series 2010-R3, Class 1A, 1 Mo. LIBOR + 0.56% (e)	2.79%	12/08/20	30,608
	Vendee Mortgage Trust
92,524	Series 2011-2, Class DA	3.75%	12/15/33	93,210
				4,323,658

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities — 3.4%
	Federal Home Loan Mortgage Corporation
$67,261	Pool A47829	4.00%	08/01/35	$70,036
75,993	Pool A80290	5.00%	11/01/35	83,579
55,660	Pool A94951	4.00%	11/01/40	59,068
31,580	Pool A95134	4.50%	11/01/40	34,116
30,788	Pool A97601	4.50%	03/01/41	33,535
13,402	Pool G03523	6.00%	11/01/37	15,254
37,781	Pool G06501	4.00%	04/01/41	40,092
49,890	Pool G07286	6.50%	09/01/39	57,777
100	Pool G11805	5.50%	12/01/19	100
4,334	Pool G11973	5.50%	02/01/21	4,378
34,358	Pool G13124	6.00%	12/01/22	35,384
27,231	Pool G13465	6.00%	01/01/24	28,029
28,964	Pool G13790	4.50%	04/01/25	30,264
32,852	Pool G13844	4.50%	07/01/25	34,527
24,070	Pool G14184	5.00%	07/01/25	24,890
37,855	Pool G15725	4.50%	09/01/26	39,790
9,721	Pool G18072	4.50%	09/01/20	9,972
9,642	Pool O20138	5.00%	11/01/30	10,321
34,398	Pool Q05201	4.00%	12/01/41	36,512
	Federal National Mortgage Association
95,814	Pool 724888	5.50%	06/01/33	104,284
19,681	Pool 879398	5.50%	02/01/21	19,912
31,517	Pool 888112	6.50%	12/01/36	36,263
14,218	Pool 889780	5.50%	03/01/23	14,714
2,771	Pool 890206	5.50%	10/01/21	2,785
32,669	Pool 897936	5.50%	08/01/21	33,307
22,034	Pool 923171	7.50%	03/01/37	24,721
36,235	Pool 977130	5.50%	08/01/23	37,327
22,974	Pool 983629	4.50%	05/01/23	23,610
28,025	Pool 995400	7.00%	06/01/23	29,161
61,158	Pool 995700	6.50%	03/01/27	67,869
30,320	Pool AB2265	4.00%	02/01/41	32,356
9,646	Pool AI1191	4.50%	04/01/41	10,413
31,607	Pool AI7800	4.50%	07/01/41	34,132
25,444	Pool AJ5299	4.00%	11/01/41	27,266
46,507	Pool AJ5300	4.00%	11/01/41	49,421
39,401	Pool AK3103	4.00%	02/01/42	41,798
73,475	Pool AL1024	4.50%	07/01/26	77,005
23,770	Pool AL6304	5.50%	09/01/25	24,532
54,891	Pool AU4726	4.00%	09/01/43	58,361
418,705	Pool BN0965	4.50%	12/01/48	440,036
	Government National Mortgage Association
18,056	Pool 3500	5.50%	01/20/34	20,030
10,393	Pool 3513	5.00%	02/20/34	11,196
20,936	Pool 3555	5.00%	05/20/34	22,564
58,014	Pool 3975	5.50%	04/20/37	64,646
22,790	Pool 4230	6.00%	09/20/23	23,971
37,346	Pool 609116	4.50%	02/15/44	41,078
349,459	Pool 769055	3.75%	07/15/41	363,596

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$281,698	Pool 770005	4.00%	11/15/33	$300,748
23,482	Pool MA2293	3.50%	10/20/44	24,137
				2,708,863
	Total U.S. Government Agency Mortgage-Backed Securities			7,032,521
	(Cost $6,988,479)

Shares	Description	Value

REAL ESTATE INVESTMENT TRUSTS — 3.4%

	Equity Real Estate Investment Trusts — 3.4%
6,267	EPR Properties	466,453
6,222	Equity Residential	490,854
8,257	LTC Properties, Inc.	380,565
8,764	National Retail Properties, Inc.	457,831
2,036	Public Storage	494,259
6,803	Realty Income Corp.	470,836
	Total Real Estate Investment Trusts	2,760,798
	(Cost $2,561,361)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES — 0.0%

	Collateralized Mortgage Obligations — 0.0%
	BCAP LLC Trust
$8,704	Series 2011-R11, Class 30A5 (f) (g)	4.39%	01/26/34	8,624
	Residential Accredit Loans, Inc.
1,653	Series 2003-QS5, Class A2, 1 Mo. LIBOR × -1.83 + 14.76% (c)	10.60%	03/25/18	1,569
1,700	Series 2003-QS14, Class A1	5.00%	07/25/18	1,668
1,093	Series 2003-QS20, Class CB	5.00%	11/25/18	1,092
	Residential Asset Securitization Trust
2,254	Series 2003-A14, Class A1	4.75%	02/25/19	1,837
	Structured Asset Securities Corp.
11,611	Series 2003-37A, Class 3A7 (g)	4.47%	12/25/33	11,845

	Total Mortgage-Backed Securities			26,635
	(Cost $26,669)

ASSET-BACKED SECURITIES — 0.0%

	First Alliance Mortgage Loan Trust
25,806	Series 1999-1, Class A1	7.18%	06/20/30	26,319
	Total Asset-Backed Securities			26,319
	(Cost $25,806)

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Description	Value

Total Investments — 99.1%	$80,224,573
(Cost $77,774,053) (h)
Net Other Assets and Liabilities — 0.9%	728,960
Net Assets — 100.0%	$80,953,533

1

(a)	Investment in an affiliated fund.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Inverse floating rate security.
(d)	Zero coupon security.
(e)	Floating or variable rate security.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2019, securities noted as such amounted to $8,624 or 0.0% of net assets.
(g)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,307,208 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $856,688. The net unrealized appreciation was $2,450,520.

ADR	American Depositary Receipt
IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Currency Abbreviations:

CAD	Canadian Dollar

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:

	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$43,639,772	$43,639,772	$—	$—
Common Stocks*	18,022,325	18,022,325	—	—
Master Limited Partnerships*	8,716,203	8,716,203	—	—
U.S. Government Agency Mortgage-Backed Securities	7,032,521	—	7,032,521	—
Real Estate Investment Trusts*	2,760,798	2,760,798	—	—
Mortgage-Backed Securities	26,635	—	26,635	—
Asset-Backed Securities	26,319	—	26,319	—
Total Investments	$80,224,573	$73,139,098	$7,085,475	$—

* See Portfolio of Investments for industry breakout.

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at July 31, 2019, and for the fiscal year-to-date period (November 1, 2018 to July 31, 2019) are as follows:

Security Name	Shares at 7/31/2019	Value at 10/31/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 7/31/2019	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	188,788	$ 3,372,038	$ 6,169,123	$ (2,631,519)	$ 539,281	$ (67,312)	$ 7,381,611	$ 279,076
First Trust Institutional Preferred Securities and Income ETF	176,161	2,976,888	879,296	(533,600)	118,590	(2,511)	3,438,663	125,880
First Trust Long Duration Opportunities ETF	10,106	–	266,576	–	8,813	–	275,389	911
First Trust Low Duration Opportunities ETF	58,110	–	3,105,673	(102,519)	6,194	169	3,009,517	7,298
First Trust Preferred Securities and Income ETF	529,077	8,899,776	2,655,482	(1,596,730)	431,773	(4,520)	10,385,781	398,508
First Trust Senior Loan Fund	–	16,316,822	741,960	(16,724,514)	54,042	(388,310)	–	322,368
First Trust Tactical High Yield ETF	221,938	–	11,026,532	(386,474)	59,896	(324)	10,699,630	134,509
		$31,565,524	$ 24,844,642	$(21,975,356)	$ 1,218,589	$(462,808)	$ 35,190,591	$1,268,550

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 76.5%

	Asset-Backed Securities — 0.0%
	Fannie Mae Grantor Trust
$410,210	Series 2002-T7, Class A1, 1 Mo. LIBOR + 0.11% (a)	2.62%	07/25/32	$400,303

	Collateralized Mortgage Obligations — 25.0%
	Federal Home Loan Mortgage Corporation
31	Series 1989-74, Class F	6.00%	10/15/20	31
7	Series 1990-186, Class E	6.00%	08/15/21	7
26	Series 1990-188, Class H	7.00%	09/15/21	27
52,791	Series 1992-133, Class B, IO, STRIPS	8.50%	06/01/22	4,429
477	Series 1992-205, Class A, 1 Mo. LIBOR + 0.45% (a)	2.78%	05/15/23	477
63,553	Series 1992-1206, Class IB, 1 Mo. LIBOR + 0.83% (a)	3.16%	03/15/22	63,976
18,774	Series 1993-1498, Class I, 1 Mo. LIBOR + 1.15% (a)	3.48%	04/15/23	19,043
15,196	Series 1993-1552, Class I, 10 Yr. U.S. Treasury Yield Curve - 0.65% (a)	1.40%	08/15/23	14,983
137,112	Series 1993-1579, Class PM	6.70%	09/15/23	146,055
111,929	Series 1993-1630, Class PK	6.00%	11/15/23	117,784
9,236	Series 1993-1643, Class PK	6.50%	12/15/23	9,723
335,334	Series 1994-1710, Class G, 1 Mo. LIBOR + 1.50% (a)	3.83%	04/15/24	341,944
16,769	Series 1998-2042, Class H, PO	(b)	03/15/28	15,730
2,142	Series 1998-2089, Class PJ, IO	7.00%	10/15/28	235
10,446	Series 1998-2102, Class Z	6.00%	12/15/28	11,464
1,021,182	Series 1999-21, Class A, 1 Mo. LIBOR + 0.18% (a)	2.45%	10/25/29	1,015,462
531,473	Series 1999-201, Class PO, PO, STRIPS	(b)	01/01/29	486,361
65,255	Series 2000-2245, Class EA, PO	(b)	08/15/30	62,723
2,591	Series 2001-2365, Class LO, PO	(b)	09/15/31	2,571
203,386	Series 2002-48, Class 1A (c)	4.93%	07/25/33	219,259
83,229	Series 2002-2405, Class BF	7.00%	03/25/24	87,895
150,747	Series 2002-2410, Class OG	6.38%	02/15/32	184,659
288,869	Series 2002-2425, Class PO, PO	(b)	03/15/32	262,534
169,519	Series 2002-2427, Class GE	6.00%	03/15/32	189,702
297,063	Series 2002-2437, Class SA, IO, 1 Mo. LIBOR × -1 + 7.90% (d)	5.58%	01/15/29	45,389
79,575	Series 2002-2449, Class LO, PO	(b)	05/15/32	70,738
51,189	Series 2002-2499, Class PO, PO	(b)	01/15/32	46,874
18,048	Series 2003-58, Class 2A	6.50%	09/25/43	20,895
159,331	Series 2003-225, Class PO, PO, STRIPS	(b)	11/15/33	141,719
50,640	Series 2003-2557, Class HL	5.30%	01/15/33	56,200
162,511	Series 2003-2564, Class AC	5.50%	02/15/33	178,560
535,184	Series 2003-2574, Class PE	5.50%	02/15/33	599,366
247,586	Series 2003-2577, Class LI, IO	5.50%	02/15/33	44,091
1,600,000	Series 2003-2581, Class LL	5.25%	03/15/33	1,768,624
477,329	Series 2003-2586, Class TG	5.50%	03/15/23	490,588
121,751	Series 2003-2597, Class AE	5.50%	04/15/33	129,825
1,978,000	Series 2003-2613, Class LL	5.00%	05/15/33	2,170,896
223,110	Series 2003-2626, Class ZW	5.00%	06/15/33	250,969
486,380	Series 2003-2626, Class ZX	5.00%	06/15/33	593,872
116,000	Series 2003-2669, Class LL	5.50%	08/15/33	130,327
8,000	Series 2003-2676, Class LL	5.50%	09/15/33	9,021
744,209	Series 2004-2771, Class NL	6.00%	03/15/34	853,099
501,142	Series 2004-2793, Class PE	5.00%	05/15/34	556,757
1,352,992	Series 2004-2801, Class SE, IO, 1 Mo. LIBOR × -1 + 7.05% (d)	4.73%	07/15/32	233,306
263,092	Series 2004-2835, Class QY, IO, 1 Mo. LIBOR × -1 + 7.90% (d)	5.58%	12/15/32	45,013

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$23,344	Series 2004-2863, Class PO, PO	(b)	10/15/31	$22,613
207,727	Series 2004-2890, Class ZA	5.00%	11/15/34	229,717
517,535	Series 2004-2891, Class ZA	6.50%	11/15/34	732,443
531,589	Series 2004-2907, Class DZ	4.00%	12/15/34	548,141
2,212,219	Series 2005-233, Class 12, IO, STRIPS	5.00%	09/15/35	432,894
597,058	Series 2005-234, Class IO, IO, STRIPS	4.50%	10/01/35	98,571
1,055,247	Series 2005-2923, Class PO, PO	(b)	01/15/35	963,792
20,793	Series 2005-2934, Class EC, PO	(b)	02/15/20	20,689
638,000	Series 2005-2973, Class GE	5.50%	05/15/35	771,133
623,582	Series 2005-2980, Class AO, PO	(b)	11/15/34	528,263
231,072	Series 2005-2990, Class GO, PO	(b)	02/15/35	204,256
124,552	Series 2005-3001, Class OK, PO	(b)	02/15/35	110,761
74,158	Series 2005-3027, Class AP, PO	(b)	05/15/29	67,585
179,816	Series 2005-3031, Class BI, IO, 1 Mo. LIBOR × -1 + 6.69% (d)	4.37%	08/15/35	39,096
19,052	Series 2005-3074, Class ZH	5.50%	11/15/35	25,290
266,569	Series 2005-3077, Class TO, PO	(b)	04/15/35	249,737
88,023	Series 2006-237, Class PO, PO, STRIPS	(b)	05/15/36	77,718
525,271	Series 2006-238, Class 8, IO, STRIPS	5.00%	04/15/36	103,488
439,360	Series 2006-243, Class 11, IO, STRIPS (e)	7.00%	08/15/36	105,993
231,771	Series 2006-3100, Class PO, PO	(b)	01/15/36	209,983
498,323	Series 2006-3114, Class GI, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	4.28%	02/15/36	81,720
252,856	Series 2006-3117, Class EO, PO	(b)	02/15/36	224,888
34,090	Series 2006-3117, Class OK, PO	(b)	02/15/36	30,297
886,214	Series 2006-3117, Class SO, PO	(b)	02/15/36	757,284
31,563	Series 2006-3117, Class ZU	6.00%	02/15/36	45,417
22,493	Series 2006-3122, Class OH, PO	(b)	03/15/36	20,361
22,305	Series 2006-3122, Class OP, PO	(b)	03/15/36	20,798
8,884	Series 2006-3122, Class ZW	6.00%	03/15/36	12,177
87,456	Series 2006-3134, Class PO, PO	(b)	03/15/36	79,493
147,180	Series 2006-3138, Class PO, PO	(b)	04/15/36	134,557
218,425	Series 2006-3140, Class XO, PO	(b)	03/15/36	202,152
41,202	Series 2006-3150, Class DZ	5.50%	05/15/36	46,692
25,406	Series 2006-3150, Class PO, PO	(b)	05/15/36	23,460
329,315	Series 2006-3152, Class MO, PO	(b)	03/15/36	294,454
830,220	Series 2006-3153, Class EO, PO	(b)	05/15/36	726,257
97,642	Series 2006-3171, Class MO, PO	(b)	06/15/36	90,376
2,918,023	Series 2006-3174, Class LF, 1 Mo. LIBOR + 0.35% (a)	2.68%	05/15/36	2,921,057
33,497	Series 2006-3178, Class BO, PO	(b)	06/15/36	29,555
98,223	Series 2006-3179, Class OA, PO	(b)	07/15/36	88,307
52,913	Series 2006-3181, Class LO, PO	(b)	07/15/36	49,080
357,942	Series 2006-3200, Class PO, PO	(b)	08/15/36	322,353
80,097	Series 2006-3206, Class EO, PO	(b)	08/15/36	69,877
2,377,878	Series 2006-3210, Class SA, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	4.28%	09/15/36	363,413
116,397	Series 2006-3211, Class SO, PO	(b)	09/15/36	105,069
59,636	Series 2006-3217, Class CO, PO	(b)	09/15/36	55,501
661,113	Series 2006-3218, Class AO, PO	(b)	09/15/36	540,621
218,153	Series 2006-3219, Class AO, PO	(b)	09/15/36	192,023
664,935	Series 2006-3223, Class FC, 1 Mo. LIBOR + 0.55% (a)	2.88%	04/15/32	671,425

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$110,014	Series 2006-3225, Class EO, PO	(b)	10/15/36	$98,092
1,332,779	Series 2006-3240, Class GO, PO	(b)	11/15/36	1,233,126
249,893	Series 2006-3242, Class CO, PO	(b)	11/15/36	226,340
185,074	Series 2006-3244, Class GO, PO	(b)	11/15/36	160,691
362,975	Series 2006-3244, Class QO, PO	(b)	11/15/36	348,201
250,643	Series 2006-3245, Class PO, PO	(b)	11/15/36	229,925
572,186	Series 2006-3252, Class LO, PO	(b)	12/15/36	489,672
375,927	Series 2006-3256, Class PO, PO	(b)	12/15/36	332,321
192,968	Series 2007-3260, Class BO, PO	(b)	01/15/37	168,097
390,765	Series 2007-3261, Class OA, PO	(b)	01/15/37	343,774
1,551,458	Series 2007-3262, Class KS, IO, 1 Mo. LIBOR × -1 + 6.41% (d)	4.09%	01/15/37	171,334
72,963	Series 2007-3274, Class B	6.00%	02/15/37	81,114
43,920	Series 2007-3292, Class DO, PO	(b)	03/15/37	42,286
133,311	Series 2007-3296, Class OK, PO	(b)	03/15/37	125,348
339,320	Series 2007-3300, Class OC, PO	(b)	04/15/37	305,458
1,669,287	Series 2007-3300, Class XO, PO	(b)	03/15/37	1,456,037
20,966	Series 2007-3301, Class OY, PO	(b)	04/15/37	17,877
50,493	Series 2007-3305, Class PO, PO	(b)	04/15/37	47,128
77,814	Series 2007-3314, Class OW, PO	(b)	05/15/37	65,451
137,940	Series 2007-3317, Class CO, PO	(b)	05/15/37	127,470
398,069	Series 2007-3322, Class NF, 1 Mo. LIBOR × 2,566.67 – 16,683.33%, 0.00% Floor (a)	0.00%	05/15/37	375,491
167,321	Series 2007-3325, Class OB, PO	(b)	06/15/37	154,283
48,052	Series 2007-3326, Class KO, PO	(b)	06/15/37	41,737
310,261	Series 2007-3331, Class PO, PO	(b)	06/15/37	282,489
57,851	Series 2007-3340, Class PF, 1 Mo. LIBOR + 0.30% (a)	2.63%	07/15/37	57,701
70,629	Series 2007-3349, Class MY	5.50%	07/15/37	78,572
206,612	Series 2007-3360, Class CB	5.50%	08/15/37	224,833
83,882	Series 2007-3369, Class BO, PO	(b)	09/15/37	78,371
1,426,384	Series 2007-3370, Class FM, 1 Mo. LIBOR + 0.62% (a)	2.95%	10/15/47	1,426,470
37,678	Series 2007-3373, Class TO, PO	(b)	04/15/37	33,167
456,929	Series 2007-3376, Class OX, PO	(b)	10/15/37	423,401
148,998	Series 2007-3380, Class FS, 1 Mo. LIBOR + 0.35% (a)	2.68%	11/15/36	148,818
40,441	Series 2007-3383, Class OP, PO	(b)	11/15/37	35,728
732,809	Series 2007-3384, Class TO, PO	(b)	11/15/37	638,142
408,124	Series 2007-3387, Class PO, PO	(b)	11/15/37	358,851
890,923	Series 2007-3391, Class PO, PO	(b)	04/15/37	832,842
820,776	Series 2007-3393, Class JO, PO	(b)	09/15/32	758,612
137,998	Series 2007-3403, Class OB, PO	(b)	12/15/37	121,215
275,069	Series 2007-3403, Class PO, PO	(b)	12/15/37	258,820
504,167	Series 2008-3406, Class B	6.00%	01/15/38	533,158
73,736	Series 2008-3413, Class B	5.50%	04/15/37	79,684
517,052	Series 2008-3419, Class LO, PO	(b)	07/15/37	470,614
396,788	Series 2008-3420, Class AZ	5.50%	02/15/38	442,296
31,416	Series 2008-3444, Class DO, PO	(b)	01/15/37	27,928
220,336	Series 2008-3448, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (d)	3.73%	05/15/38	13,778
201,154	Series 2008-3469, Class DO, PO	(b)	07/15/38	184,241
445,562	Series 2008-3469, Class EO, PO	(b)	07/15/38	408,072

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$4,675,872	Series 2009-3522, Class SE, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	3.78%	04/15/39	$744,679
43,385	Series 2009-3523, Class SD, 1 Mo. LIBOR × -2.75 + 19.66% (d)	13.27%	06/15/36	56,806
1,077,377	Series 2009-3542, Class ZP	5.00%	06/15/39	1,276,786
177,000	Series 2009-3550, Class LL	4.50%	07/15/39	203,086
492,053	Series 2009-3563, Class ZP	5.00%	08/15/39	609,571
20,233	Series 2009-3571, Class OC, PO	(b)	05/15/37	18,026
3,751,820	Series 2009-3572, Class JS, IO, 1 Mo. LIBOR × -1 + 6.80% (d)	4.48%	09/15/39	485,221
29,275	Series 2009-3585, Class QZ	5.00%	08/15/39	37,301
198,480	Series 2009-3587, Class FX, 1 Mo. LIBOR (a)	2.33%	12/15/37	195,306
1,006,506	Series 2009-3591, Class PO, PO	(b)	10/15/39	936,586
1,364,933	Series 2009-3593, Class F, 1 Mo. LIBOR + 0.50% (e)	2.94%	03/15/36	1,366,413
2,501,556	Series 2009-3605, Class NC	5.50%	06/15/37	2,785,836
333,764	Series 2009-3606, Class BO, PO	(b)	12/15/39	295,614
369,684	Series 2009-3607, Class BO, PO	(b)	04/15/36	331,033
1,204,276	Series 2009-3607, Class OP, PO	(b)	07/15/37	1,083,703
168,336	Series 2009-3611, Class PO, PO	(b)	07/15/34	150,811
130,910	Series 2010-3621, Class BO, PO	(b)	01/15/40	117,023
172,826	Series 2010-3621, Class PO, PO	(b)	01/15/40	153,685
400,000	Series 2010-3622, Class PB	5.00%	01/15/40	455,632
349,496	Series 2010-3623, Class LO, PO	(b)	01/15/40	318,396
73,000	Series 2010-3626, Class ME	5.00%	01/15/40	84,198
722,951	Series 2010-3632, Class BS, 1 Mo. LIBOR × -3.33 + 17.50% (d)	9.75%	02/15/40	920,566
8,117	Series 2010-3637, Class LJ	3.50%	02/15/25	8,091
107,000	Series 2010-3645, Class WD	4.50%	02/15/40	119,194
661,000	Series 2010-3667, Class PL	5.00%	05/15/40	724,667
138,096	Series 2010-3687, Class HB	2.50%	07/15/38	137,898
281,567	Series 2010-3688, Class HI, IO	5.00%	11/15/21	6,642
124,481	Series 2010-3699, Class FD, 1 Mo. LIBOR + 0.60% (a)	2.93%	07/15/40	125,536
2,250,202	Series 2010-3704, Class ED	4.00%	12/15/36	2,314,589
400,000	Series 2010-3714, Class PB	4.75%	08/15/40	468,584
18,679	Series 2010-3716, Class PC	2.50%	04/15/38	18,638
622,956	Series 2010-3722, Class AI, IO	3.50%	09/15/20	9,870
3,222,455	Series 2010-3726, Class BI, IO	6.00%	07/15/30	110,502
271,918	Series 2010-3726, Class ND	3.50%	06/15/39	271,815
1,255,182	Series 2010-3735, Class IK, IO	3.50%	10/15/25	90,718
181,594	Series 2010-3735, Class JI, IO	4.50%	10/15/30	24,087
109,279	Series 2010-3739, Class MB	4.00%	06/15/37	110,548
666,492	Series 2010-3740, Class SC, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	3.68%	10/15/40	88,416
321	Series 2010-3752, Class KF, 1 Mo. LIBOR + 0.50% (a)	2.83%	12/15/37	321
808,701	Series 2010-3755, Class AI, IO	3.50%	11/15/20	13,224
1,061,284	Series 2010-3764, Class QA	4.00%	10/15/29	1,072,310
73,519	Series 2010-3770, Class GZ	4.50%	10/15/40	89,858
81,942	Series 2010-3773, Class PH	2.50%	06/15/25	81,714
98,101	Series 2010-3775, Class LD	3.00%	12/15/20	98,320
285,082	Series 2010-3775, Class LI, IO	3.50%	12/15/20	4,807
312,000	Series 2010-3780, Class AV	4.00%	04/15/31	338,357

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$175,742	Series 2011-3795, Class ED	3.00%	10/15/39	$177,569
600,000	Series 2011-3796, Class PB	5.00%	01/15/41	701,164
402,991	Series 2011-3819, Class ZQ	6.00%	04/15/36	458,924
1,604	Series 2011-3820, Class DA	4.00%	11/15/35	1,609
1,841,580	Series 2011-3820, Class GZ	5.00%	03/15/41	2,175,247
300,000	Series 2011-3820, Class NC	4.50%	03/15/41	338,094
500,178	Series 2011-3827, Class BM	5.50%	08/15/39	513,309
153,801	Series 2011-3828, Class SY, 1 Mo. LIBOR × -3 + 13.20% (d)	6.23%	02/15/41	216,039
1,660,225	Series 2011-3841, Class JZ	5.00%	04/15/41	1,906,210
103,547	Series 2011-3842, Class BS, 1 Mo. LIBOR × -5 + 22.75% (d)	10.74%	04/15/41	185,549
300,000	Series 2011-3844, Class PC	5.00%	04/15/41	363,327
1,186,205	Series 2011-3852, Class SW, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	3.68%	05/15/41	179,841
1,533,093	Series 2011-3860, Class PZ	5.00%	05/15/41	1,833,300
190,366	Series 2011-3862, Class TO, PO	(b)	05/15/41	167,534
30,391	Series 2011-3864, Class FW, 1 Mo. LIBOR + 0.40% (a)	2.73%	02/15/41	30,400
299,594	Series 2011-3868, Class PO, PO	(b)	05/15/41	264,290
386,122	Series 2011-3884, Class DL	3.00%	02/15/25	387,067
525,000	Series 2011-3890, Class ME	5.00%	07/15/41	628,074
937,000	Series 2011-3895, Class PW	4.50%	07/15/41	1,104,044
20,304	Series 2011-3902, Class MA	4.50%	07/15/39	20,343
1,623,265	Series 2011-3925, Class ZD	4.50%	09/15/41	1,894,510
1,729,577	Series 2011-3926, Class SH, IO, 1 Mo. LIBOR × -1 + 6.55% (d)	4.23%	05/15/40	112,689
729,819	Series 2011-3935, Class LI, IO	3.00%	10/15/21	15,168
2,577,120	Series 2011-3951, Class AO, PO	(b)	03/15/32	2,332,184
61,153	Series 2011-3954, Class JE	5.00%	08/15/29	61,828
2,265,675	Series 2011-3956, Class KI, IO	3.00%	11/15/21	55,488
727,921	Series 2011-3960, Class BU	3.50%	02/15/30	738,285
782,954	Series 2011-3968, Class AI, IO	3.00%	12/15/21	18,923
1,009,281	Series 2012-267, Class S5, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (d)	3.68%	08/15/42	160,844
124,166	Series 2012-278, Class F1, STRIPS, 1 Mo. LIBOR + 0.45% (a)	2.78%	09/15/42	124,795
1,716,996	Series 2012-3994, Class AI, IO	3.00%	02/15/22	43,250
986,445	Series 2012-3999, Class WA (e)	5.40%	08/15/40	1,088,463
1,678,000	Series 2012-4000, Class PY	4.50%	02/15/42	2,027,477
1,491,397	Series 2012-4002, Class DE	2.50%	03/15/30	1,488,629
59,000	Series 2012-4012, Class GC	3.50%	06/15/40	61,105
38,976	Series 2012-4015, Class KB	1.75%	05/15/41	37,647
1,092,494	Series 2012-4021, Class IP, IO	3.00%	03/15/27	70,377
994,539	Series 2012-4026, Class GZ	4.50%	04/15/42	1,201,428
2,014,802	Series 2012-4030, Class IL, IO	3.50%	04/15/27	151,269
241,132	Series 2012-4038, Class CS, 1 Mo. LIBOR × -3 + 12.00% (d)	4.79%	04/15/42	268,161
1,546,630	Series 2012-4048, Class FJ, 1 Mo. LIBOR + 0.40% (e)	2.84%	07/15/37	1,542,935
3,547,198	Series 2012-4054, Class AI, IO	3.00%	04/15/27	246,885
492,823	Series 2012-4076, Class QB	1.75%	11/15/41	472,307

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$3,588,459	Series 2012-4077, Class TS, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	3.68%	05/15/41	$510,023
580,405	Series 2012-4090, Class YZ	4.50%	08/15/42	716,012
68,640	Series 2012-4097, Class ES, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	3.78%	08/15/42	12,363
633,648	Series 2012-4097, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (d)	3.73%	08/15/42	113,827
747,000	Series 2012-4098, Class PE	4.00%	08/15/42	849,787
683,914	Series 2012-4103, Class HI, IO	3.00%	09/15/27	52,550
78,837	Series 2012-4116, Class AS, IO, 1 Mo. LIBOR × -1 + 6.15% (d)	3.83%	10/15/42	14,435
3,718,998	Series 2012-4121, Class HI, IO	3.50%	10/15/27	320,971
3,459,455	Series 2012-4132, Class AI, IO	4.00%	10/15/42	656,294
865,970	Series 2012-4136, Class TU, IO, 1 Mo. LIBOR × -22.50 + 139.50%, 4.50% Cap (d)	4.50%	08/15/42	157,417
821,865	Series 2012-4145, Class YI, IO	3.00%	12/15/27	63,202
796,205	Series 2013-299, Class S1, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (d)	3.68%	01/15/43	124,119
937,071	Series 2013-303, Class C2, IO, STRIPS	3.50%	01/15/28	81,654
12,743,904	Series 2013-303, Class C12, IO, STRIPS	4.00%	12/15/32	1,691,745
809,746	Series 2013-304, Class C37, IO, STRIPS	3.50%	12/15/27	52,119
3,973,145	Series 2013-304, Class C40, IO, STRIPS	3.50%	09/15/26	306,620
4,368,271	Series 2013-4151, Class DI, IO	3.50%	11/15/31	332,163
8,602,928	Series 2013-4154, Class IB, IO	3.50%	01/15/28	778,951
655,000	Series 2013-4176, Class HE	4.00%	03/15/43	736,648
702,650	Series 2013-4177, Class GL	3.00%	03/15/33	719,471
826,035	Series 2013-4193, Class PB	4.00%	04/15/43	929,523
22,254,226	Series 2013-4194, Class GI, IO	4.00%	04/15/43	3,576,826
6,429,021	Series 2013-4203, Class US, 1 Mo. LIBOR × -1.50 + 6.00% (d)	2.51%	05/15/33	6,429,826
500,000	Series 2013-4211, Class PB	3.00%	05/15/43	504,874
1,657,471	Series 2013-4213, Class MZ	4.00%	06/15/43	1,826,980
415,289	Series 2013-4226, Class NS, 1 Mo. LIBOR × -3 + 10.50% (d)	3.29%	01/15/43	461,354
247,713	Series 2013-4235, Class AB	2.00%	01/15/34	247,428
632,772	Series 2013-4239, Class IO, IO	3.50%	06/15/27	50,986
1,450,000	Series 2013-4247, Class AY	4.50%	09/15/43	1,680,351
527,369	Series 2013-4249, Class KO, PO	(b)	11/15/42	460,435
877,343	Series 2013-4261, Class GS, 1 Mo. LIBOR × -2.75 + 10.98% (d)	4.60%	01/15/41	1,061,527
1,594,411	Series 2013-4265, Class IB, IO	4.50%	12/15/24	117,178
143,677	Series 2013-4270, Class AP	2.50%	04/15/40	143,477
330,281	Series 2014-4300, Class IM, IO	3.00%	03/15/37	24,495
680,727	Series 2014-4314, Class CI, IO	6.00%	03/15/44	167,614
527,331	Series 2014-4316, Class XZ	4.50%	03/15/44	608,372
1,133,818	Series 2014-4318, Class CI, IO	4.00%	03/15/22	25,483
2,232,495	Series 2014-4332, Class PO, PO	(b)	01/15/33	2,142,521
775,378	Series 2014-4337, Class TV	4.00%	10/15/45	789,658
7,973,805	Series 2014-4387, Class IE, IO	2.50%	11/15/28	530,435
36,462,642	Series 2015-343, Class F4, STRIPS, 1 Mo. LIBOR + 0.35% (a)	2.79%	10/15/37	36,520,054

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$2,225,790	Series 2015-4487, Class CB	3.50%	06/15/45	$2,248,575
1,343,673	Series 2015-4503, Class MI, IO	5.00%	08/15/45	274,529
1,013,189	Series 2015-4512, Class W (c) (e)	5.38%	05/15/38	1,111,723
215,535	Series 2015-4520, Class AI, IO	3.50%	10/15/35	27,505
533,031	Series 2015-4522, Class JZ	2.00%	01/15/45	539,779
245,422	Series 2016-4546, Class PZ	4.00%	12/15/45	284,322
415,437	Series 2016-4546, Class ZT	4.00%	01/15/46	473,657
127,521	Series 2016-4568, Class MZ	4.00%	04/15/46	145,555
8,408,791	Series 2016-4572, Class LI, IO	4.00%	08/15/45	1,302,089
3,321,144	Series 2016-4591, Class GI, IO	4.00%	12/15/44	586,725
1,988,563	Series 2016-4596, Class FL, 1 Mo. LIBOR + 0.50% (a)	2.94%	11/15/41	1,988,664
771,702	Series 2016-4600, Class WT	3.50%	07/15/36	826,687
424,625	Series 2016-4605, Class KS, 1 Mo. LIBOR × -1.57 + 4.71% (d)	0.94%	08/15/43	426,911
1,475,784	Series 2016-4609, Class YI, IO	4.00%	04/15/54	118,023
560,832	Series 2016-4613, Class AF, 1 Mo. LIBOR + 1.10% (a)	3.43%	11/15/37	574,200
1,371,606	Series 2016-4615, Class GT, 1 Mo. LIBOR × -4 + 16.00%, 4.00% Cap (d)	4.00%	10/15/42	1,338,488
34,798,447	Series 2016-4619, Class IB, IO	4.00%	12/15/47	3,121,734
4,475,603	Series 2016-4641, Class DI, IO	5.00%	05/15/41	757,701
1,173,000	Series 2017-4650, Class JH	3.00%	01/15/47	1,146,135
600,000	Series 2017-4681, Class JY	2.50%	05/15/47	572,415
2,861,117	Series 2018-4780, Class VA	4.00%	05/15/29	3,076,371
9,924,000	Series 2018-4826, Class ME	3.50%	09/15/48	10,303,170
	Federal National Mortgage Association
1,013	Series 1990-13, Class E	9.00%	02/25/20	1,024
165	Series 1990-108, Class G	7.00%	09/25/20	167
334	Series 1990-109, Class J	7.00%	09/25/20	338
7,358	Series 1991-30, Class PN	9.00%	10/25/21	7,489
16	Series 1991-130, Class D, PO	(b)	09/25/21	16
203,054	Series 1992-38, Class GZ	7.50%	07/25/22	214,666
41	Series 1992-44, Class ZQ	8.00%	07/25/22	43
6,567	Series 1992-185, Class ZB	7.00%	10/25/22	6,925
1,174	Series 1993-3, Class K	7.00%	02/25/23	1,223
13,312	Series 1993-39, Class Z	7.50%	04/25/23	14,095
1,797	Series 1993-46, Class FH, 7 Yr. U.S. Treasury Yield Curve - 0.20% (a)	1.72%	04/25/23	1,784
170,252	Series 1993-169, Class L	6.50%	09/25/23	180,293
55,749	Series 1993-171, Class SB, 10 Yr. U.S. Treasury Yield Curve × -2.17 + 21.99% (d)	17.55%	09/25/23	67,444
47,523	Series 1993-214, Class 2, IO, STRIPS	7.50%	03/25/23	4,657
384,046	Series 1993-222, Class 2, IO, STRIPS	7.00%	06/25/23	38,445
24,663	Series 1993-230, Class FA, 1 Mo. LIBOR + 0.60% (a)	2.87%	12/25/23	24,835
257	Series 1994-24, Class H, PO	(b)	11/25/23	248
258,817	Series 1994-61, Class FG, 1 Mo. LIBOR + 1.50% (a)	3.77%	04/25/24	264,528
56,620	Series 1996-51, Class AY, IO	7.00%	12/18/26	8,984
95,252	Series 1998-37, Class VZ	6.00%	06/17/28	100,117
795,619	Series 2000-45, Class SD, IO, 1 Mo. LIBOR × -1 + 7.95% (d)	5.65%	12/18/30	89,909
2,155	Series 2001-8, Class SE, IO, 1 Mo. LIBOR × -1 + 8.60% (d)	6.29%	02/17/31	59

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$151,092	Series 2001-34, Class SR, IO, 1 Mo. LIBOR × -1 + 8.10% (d)	5.80%	08/18/31	$12,723
50,987	Series 2001-37, Class PO, PO	(b)	08/25/31	46,897
3,674	Series 2001-42, Class SB, 1 Mo. LIBOR × -16 + 128.00%, 8.50% Cap (d)	8.50%	09/25/31	4,096
245,841	Series 2001-46, Class F, 1 Mo. LIBOR + 0.40% (a)	2.70%	09/18/31	243,432
155,587	Series 2001-314, Class 1, PO, STRIPS	(b)	07/25/31	140,924
3,569	Series 2002-22, Class G	6.50%	04/25/32	4,087
125,740	Series 2002-30, Class Z	6.00%	05/25/32	139,308
220,194	Series 2002-41, Class PO, PO	(b)	07/25/32	201,432
63,659	Series 2002-80, Class CZ	4.50%	09/25/32	73,117
140,550	Series 2002-320, Class 2, IO, STRIPS	7.00%	04/25/32	31,978
143,666	Series 2002-323, Class 6, IO, STRIPS	6.00%	01/25/32	29,722
370,331	Series 2002-324, Class 2, IO, STRIPS	6.50%	07/25/32	80,822
152,785	Series 2002-329, Class 1, PO, STRIPS	(b)	01/25/33	140,795
44,133	Series 2003-14, Class AT	4.00%	03/25/33	45,143
120,200	Series 2003-21, Class OA	4.00%	03/25/33	126,486
128,067	Series 2003-32, Class UI, IO	6.00%	05/25/33	26,701
480,314	Series 2003-45, Class JB	5.50%	06/25/33	538,689
100,285	Series 2003-52, Class NA	4.00%	06/25/23	101,370
46,014	Series 2003-63, Class F1, 1 Mo. LIBOR + 0.30% (a)	2.57%	11/25/27	46,005
2,282,542	Series 2003-63, Class IP, IO	6.00%	07/25/33	498,662
355,000	Series 2003-71, Class NH	4.29%	08/25/33	396,594
1,279,134	Series 2003-75, Class GI, IO	5.00%	08/25/23	65,760
172,506	Series 2003-109, Class YB	6.00%	11/25/33	204,324
481,375	Series 2003-343, Class 2, IO, STRIPS	4.50%	10/25/33	71,513
383,210	Series 2003-345, Class 14, IO, STRIPS	6.00%	03/25/34	76,408
71,816	Series 2003-348, Class 17, IO, STRIPS	7.50%	12/25/33	15,729
103,395	Series 2003-348, Class 18, IO, STRIPS (e)	7.50%	12/25/33	23,630
103,999	Series 2003-W3, Class 2A5	5.36%	06/25/42	114,993
138,323	Series 2003-W6, Class 1A41	5.40%	10/25/42	152,472
38,532	Series 2003-W10, Class 1A4	4.51%	06/25/43	41,314
78,584	Series 2003-W12, Class 1A8	4.55%	06/25/43	83,882
274,734	Series 2004-10, Class ZB	6.00%	02/25/34	306,944
1,066,717	Series 2004-18, Class EZ	6.00%	04/25/34	1,211,145
326,391	Series 2004-25, Class LC	5.50%	04/25/34	369,080
308,366	Series 2004-25, Class UC	5.50%	04/25/34	352,633
36,945	Series 2004-28, Class ZH	5.50%	05/25/34	48,851
12,080	Series 2004-36, Class TA	5.50%	08/25/33	12,122
40,041	Series 2004-59, Class BG, PO	(b)	12/25/32	35,902
421,039	Series 2004-60, Class AC	5.50%	04/25/34	478,868
198,686	Series 2004-61, Class DO, PO	(b)	05/25/33	177,984
167,818	Series 2004-69, Class PO, PO	(b)	05/25/33	156,321
15,288	Series 2004-W9, Class 1A3	6.05%	02/25/44	16,977
1,889,817	Series 2004-W10, Class A6	5.75%	08/25/34	2,088,838
3,121,588	Series 2005-2, Class S, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	4.33%	02/25/35	542,134
625,380	Series 2005-2, Class TB, IO, 1 Mo. LIBOR × -1 + 5.90%, 0.40% Cap (d)	0.40%	07/25/33	8,243
51,114	Series 2005-29, Class ZT	5.00%	04/25/35	62,745
138,101	Series 2005-40, Class SA, IO, 1 Mo. LIBOR × -1 + 6.70% (d)	4.43%	05/25/35	23,485

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$7,523	Series 2005-43, Class PB	5.00%	02/25/34	$7,525
4,153	Series 2005-48, Class AR	5.50%	02/25/35	4,161
640,200	Series 2005-52, Class PO, PO	(b)	06/25/35	589,568
250,515	Series 2005-52, Class TZ	6.50%	06/25/35	357,839
33,442	Series 2005-52, Class WZ	6.50%	06/25/35	33,842
302,005	Series 2005-56, Class PO, PO	(b)	07/25/35	266,826
919,476	Series 2005-57, Class KZ	6.00%	07/25/35	1,183,742
15,256	Series 2005-67, Class SC, 1 Mo. LIBOR × -2.15 + 14.41% (d)	9.53%	08/25/35	19,465
7,393	Series 2005-68, Class BC	5.25%	06/25/35	7,423
73,730	Series 2005-79, Class NS, IO, 1 Mo. LIBOR × -1 + 6.09% (d)	3.82%	09/25/35	9,219
7,449,382	Series 2005-86, Class WZ	5.50%	10/25/35	8,219,959
21,595	Series 2005-87, Class SC, 1 Mo. LIBOR × -1.67 + 13.83% (d)	10.06%	10/25/35	27,940
44,038	Series 2005-90, Class ES, 1 Mo. LIBOR × -2.50 + 16.88% (d)	11.21%	10/25/35	56,585
47,821	Series 2005-95, Class WZ	6.00%	11/25/35	68,507
67,214	Series 2005-102, Class DS, 1 Mo. LIBOR × -2.75 + 19.80% (d)	13.57%	11/25/35	90,162
527,000	Series 2005-104, Class UE	5.50%	12/25/35	604,287
12,637	Series 2005-113, Class DO, PO	(b)	01/25/36	11,155
229,515	Series 2005-359, Class 6, IO, STRIPS	5.00%	11/25/35	36,327
656,485	Series 2005-359, Class 12, IO, STRIPS	5.50%	10/25/35	134,324
182,412	Series 2005-362, Class 13, IO, STRIPS	6.00%	08/25/35	37,352
27,937	Series 2005-W1, Class 1A2	6.50%	10/25/44	32,292
55,427	Series 2006-5, Class 2A2 (c)	4.31%	02/25/35	58,501
44,551,829	Series 2006-5, Class N2, IO (c) (f)	0.00%	02/25/35	45
258,103	Series 2006-8, Class HK, PO	(b)	03/25/36	221,630
107,622	Series 2006-8, Class WQ, PO	(b)	03/25/36	92,142
95,916	Series 2006-15, Class IS, IO, 1 Mo. LIBOR × -1 + 6.58% (d)	4.31%	03/25/36	18,091
2,283,354	Series 2006-20, Class PI, IO, 1 Mo. LIBOR × -1 + 6.68% (d)	4.41%	11/25/30	265,028
135,053	Series 2006-22, Class AO, PO	(b)	04/25/36	120,947
96,435	Series 2006-27, Class OH, PO	(b)	04/25/36	87,982
22,100	Series 2006-31, Class PZ	6.00%	05/25/36	31,910
35,114	Series 2006-36, Class CO, PO	(b)	05/25/36	32,864
274,421	Series 2006-36, Class NO, PO	(b)	05/25/36	242,510
63,658	Series 2006-42, Class CF, 1 Mo. LIBOR + 0.45% (a)	2.72%	06/25/36	63,788
2,580,883	Series 2006-42, Class EI, IO, 1 Mo. LIBOR × -1 + 6.55% (d)	4.28%	06/25/36	405,782
218,365	Series 2006-44, Class GO, PO	(b)	06/25/36	194,528
127,233	Series 2006-44, Class P, PO	(b)	12/25/33	113,535
85,100	Series 2006-50, Class PS, PO	(b)	06/25/36	78,522
1,038,296	Series 2006-56, Class OM, PO	(b)	07/25/36	929,939
115,214	Series 2006-56, Class PO, PO	(b)	07/25/36	102,501
173,168	Series 2006-58, Class AP, PO	(b)	07/25/36	152,861
307,074	Series 2006-58, Class PO, PO	(b)	07/25/36	274,013
520,468	Series 2006-59, Class KO, PO	(b)	07/25/36	477,127

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$688,091	Series 2006-59, Class SL, IO, 1 Mo. LIBOR × -1 + 6.57% (d)	4.30%	07/25/36	$110,344
37,076	Series 2006-60, Class DO, PO	(b)	04/25/35	36,564
398,413	Series 2006-60, Class OG, PO	(b)	07/25/36	352,010
213,908	Series 2006-65, Class QO, PO	(b)	07/25/36	191,898
583,185	Series 2006-69, Class GO, PO	(b)	08/25/36	517,171
105,863	Series 2006-72, Class TO, PO	(b)	08/25/36	92,833
41,357	Series 2006-75, Class AO, PO	(b)	08/25/36	36,433
162,407	Series 2006-79, Class DO, PO	(b)	08/25/36	150,309
786,196	Series 2006-80, Class PH	6.00%	08/25/36	875,899
53,415	Series 2006-81, Class EO, PO	(b)	09/25/36	49,241
42,346	Series 2006-84, Class OT, PO	(b)	09/25/36	37,847
166,198	Series 2006-84, Class PK	5.50%	02/25/36	167,439
129,299	Series 2006-85, Class MZ	6.50%	09/25/36	144,610
97,215	Series 2006-91, Class PO, PO	(b)	09/25/36	85,307
102,823	Series 2006-109, Class PO, PO	(b)	11/25/36	90,517
3,203,263	Series 2006-110, Class PI, IO	5.50%	11/25/36	596,367
64,580	Series 2006-110, Class PO, PO	(b)	11/25/36	57,335
327,068	Series 2006-114, Class AO, PO	(b)	12/25/36	310,321
3,120,960	Series 2006-116, Class ES, IO, 1 Mo. LIBOR × -1 + 6.65% (d)	4.38%	12/25/36	577,936
306,565	Series 2006-117, Class GF, 1 Mo. LIBOR + 0.35% (a)	2.62%	12/25/36	305,371
3,259,691	Series 2006-118, Class A1, 1 Mo. LIBOR + 0.06% (a)	2.33%	12/25/36	3,240,782
121,657	Series 2006-124, Class LO, PO	(b)	01/25/37	107,475
45,739	Series 2006-124, Class UO, PO	(b)	01/25/37	40,031
1,428	Series 2006-126, Class DZ	5.50%	01/25/37	1,484
147,020	Series 2006-126, Class PO, PO	(b)	01/25/37	129,289
333,677	Series 2006-128, Class PO, PO	(b)	01/25/37	292,479
25,014	Series 2006-377, Class 1, PO, STRIPS	(b)	10/25/36	22,347
100,725	Series 2006-378, Class 31, IO, STRIPS	4.50%	06/25/21	1,574
313,274	Series 2007-7, Class KA	5.75%	08/25/36	375,400
167,474	Series 2007-14, Class OP, PO	(b)	03/25/37	152,836
37,999	Series 2007-25, Class FB, 1 Mo. LIBOR + 0.33% (a)	2.60%	04/25/37	37,902
1,295,433	Series 2007-28, Class ZA	6.00%	04/25/37	1,418,379
848,058	Series 2007-30, Class WO, PO	(b)	04/25/37	753,652
64,590	Series 2007-32, Class KT	5.50%	04/25/37	72,779
246,844	Series 2007-36, Class GO, PO	(b)	04/25/37	222,327
917,836	Series 2007-36, Class PO, PO	(b)	04/25/37	819,259
844,637	Series 2007-39, Class LO, PO	(b)	05/25/37	739,658
161,308	Series 2007-42, Class CO, PO	(b)	05/25/37	137,048
308,858	Series 2007-44, Class AO, PO	(b)	05/25/37	284,902
44,534	Series 2007-44, Class KO, PO	(b)	05/25/37	39,305
350,901	Series 2007-44, Class LO, PO	(b)	05/25/37	313,095
412,192	Series 2007-44, Class OB, PO	(b)	05/25/37	379,722
74,070	Series 2007-48, Class PO, PO	(b)	05/25/37	68,536
741,788	Series 2007-57, Class ZG	4.75%	06/25/37	859,991
482,294	Series 2007-60, Class ZS	4.75%	07/25/37	575,529
4,680	Series 2007-67, Class SA, IO, 1 Mo. LIBOR × -1 + 6.75% (d)	4.48%	04/25/37	22
505,051	Series 2007-68, Class AE	6.50%	07/25/37	629,845
93,729	Series 2007-102, Class OT, PO	(b)	11/25/37	83,203

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$456,601	Series 2007-116, Class PB	5.50%	08/25/35	$511,729
253,356	Series 2007-117, Class MD	5.50%	07/25/37	265,257
117,415	Series 2008-3, Class FZ, 1 Mo. LIBOR + 0.55% (a)	2.82%	02/25/38	121,795
17,750	Series 2008-8, Class ZA	5.00%	02/25/38	20,306
24,593	Series 2008-16, Class AB	5.50%	12/25/37	25,006
23,565	Series 2008-17, Class IP, IO	6.50%	02/25/38	3,711
8,812	Series 2008-64, Class EO, PO	(b)	08/25/38	7,636
360,324	Series 2008-65, Class PE	5.75%	08/25/38	407,184
1,061,061	Series 2008-92, Class PO, PO	(b)	12/25/38	912,064
1,288,324	Series 2008-389, Class 4, IO, STRIPS	6.00%	03/25/38	222,405
31,850	Series 2009-10, Class AB	5.00%	03/25/24	32,846
1,483,932	Series 2009-11, Class PI, IO	5.50%	03/25/36	322,980
54,332	Series 2009-14, Class BS, IO, 1 Mo. LIBOR × -1 + 6.25% (d) (f)	3.98%	03/25/24	2,080
117,316	Series 2009-47, Class PE	4.00%	07/25/39	118,936
3,743,000	Series 2009-50, Class GX	5.00%	07/25/39	4,505,818
784,721	Series 2009-64, Class ZD	8.00%	08/25/39	994,831
162,857	Series 2009-69, Class PO, PO	(b)	09/25/39	143,650
87,850	Series 2009-70, Class CO, PO	(b)	01/25/37	75,765
71	Series 2009-81, Class GC	3.50%	12/25/19	71
4,716,766	Series 2009-85, Class J	4.50%	10/25/39	5,086,631
917,337	Series 2009-86, Class OT, PO	(b)	10/25/37	845,525
355,488	Series 2009-91, Class HL	5.00%	11/25/39	367,419
47,000	Series 2009-92, Class DB	5.00%	11/25/39	55,328
679,498	Series 2009-103, Class PZ	6.00%	12/25/39	950,522
1,124,578	Series 2009-106, Class PO, PO	(b)	01/25/40	992,380
356,527	Series 2009-106, Class SN, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	3.98%	01/25/40	57,144
240,589	Series 2009-109, Class PZ	4.50%	01/25/40	280,062
125,880	Series 2009-115, Class HZ	5.00%	01/25/40	130,099
2,226,094	Series 2009-397, Class 2, IO, STRIPS	5.00%	09/25/39	401,453
701,327	Series 2009-398, Class C13, IO, STRIPS	4.00%	06/25/24	49,184
1,767,272	Series 2009-399, Class 1, PO, STRIPS	(b)	11/25/39	1,630,184
550,000	Series 2010-2, Class LC	5.00%	02/25/40	627,675
173,138	Series 2010-3, Class DZ	4.50%	02/25/40	204,720
320,061	Series 2010-21, Class KO, PO	(b)	03/25/40	283,111
500,000	Series 2010-35, Class EP	5.50%	04/25/40	611,589
143,035	Series 2010-35, Class SJ, 1 Mo. LIBOR × -3.33 + 17.67% (d)	10.11%	04/25/40	181,099
400,000	Series 2010-38, Class KC	4.50%	04/25/40	445,991
14,016	Series 2010-45, Class GD	5.00%	04/25/33	14,001
407,000	Series 2010-45, Class WB	5.00%	05/25/40	475,653
37,790	Series 2010-49, Class SC, 1 Mo. LIBOR × -2 + 12.66% (d)	8.13%	03/25/40	44,577
2,639,923	Series 2010-55, Class YP	4.50%	10/25/38	2,694,960
613,564	Series 2010-68, Class BI, IO	5.50%	07/25/50	112,928
409,772	Series 2010-68, Class CO, PO	(b)	07/25/40	379,647
68,323	Series 2010-75, Class MT (c)	2.99%	12/25/39	69,110
72,715	Series 2010-106, Class BI, IO	3.50%	09/25/20	1,082
1,001,776	Series 2010-110, Class KI, IO	5.50%	10/25/25	72,391
477,684	Series 2010-115, Class PO, PO	(b)	04/25/40	427,145
245,723	Series 2010-117, Class EO, PO	(b)	10/25/40	216,264

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$489,041	Series 2010-120, Class PD	4.00%	02/25/39	$493,929
461,861	Series 2010-129, Class SM, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	3.73%	11/25/40	60,896
96,453	Series 2010-137, Class IM, IO	5.00%	10/25/38	1,261
1,821,000	Series 2010-142, Class DL	4.00%	12/25/40	2,037,557
816	Series 2010-145, Class PE	3.25%	10/25/24	818
3,279,982	Series 2010-147, Class KS, IO, 1 Mo. LIBOR × -1 + 5.95% (d)	3.68%	01/25/41	355,677
481,033	Series 2011-9, Class AZ	5.00%	05/25/40	538,836
507,000	Series 2011-10, Class AY	6.00%	02/25/41	639,814
32,936	Series 2011-17, Class CD	2.00%	03/25/21	32,788
263,491	Series 2011-17, Class CJ	2.75%	03/25/21	263,654
104	Series 2011-23, Class AB	2.75%	06/25/20	104
287,660	Series 2011-30, Class LS, IO (e)	1.85%	04/25/41	15,929
3,881,126	Series 2011-30, Class MD	4.00%	02/25/39	3,920,439
113,669	Series 2011-30, Class ZB	5.00%	04/25/41	132,417
1,331,842	Series 2011-47, Class AI, IO	5.50%	01/25/40	60,418
410,505	Series 2011-52, Class GB	5.00%	06/25/41	450,892
128,206	Series 2011-60, Class OA, PO	(b)	08/25/39	120,824
235,151	Series 2011-67, Class EI, IO (f)	4.00%	07/25/21	1,441
7,197	Series 2011-70, Class NK	3.00%	04/25/37	7,189
113,960	Series 2011-72, Class TI, IO	4.00%	09/25/40	4,388
3,872,535	Series 2011-73, Class PI, IO	4.50%	05/25/41	356,169
469,020	Series 2011-74, Class TQ, IO, 1 Mo. LIBOR × -6.43 + 55.93%, 4.50% Cap (d)	4.50%	12/25/33	68,869
193,918	Series 2011-75, Class BL	3.50%	08/25/21	195,319
338,704	Series 2011-86, Class DI, IO	3.50%	09/25/21	9,484
3,211,686	Series 2011-87, Class YI, IO	5.00%	09/25/41	635,705
13,824	Series 2011-90, Class QI, IO	5.00%	05/25/34	374
6,320,064	Series 2011-101, Class EI, IO	3.50%	10/25/26	471,865
304,663	Series 2011-103, Class JL	6.50%	11/25/29	309,598
750,000	Series 2011-105, Class MB	4.00%	10/25/41	838,345
36,820	Series 2011-107, Class CA	3.50%	11/25/29	36,904
96,615	Series 2011-111, Class DG	2.25%	12/25/38	96,386
64,360	Series 2011-111, Class DH	2.50%	12/25/38	64,240
1,552,342	Series 2011-111, Class PZ	4.50%	11/25/41	1,818,000
39,030	Series 2011-113, Class GA	2.00%	11/25/21	38,880
3,456,655	Series 2011-118, Class IC, IO	3.50%	11/25/21	88,108
10,374,265	Series 2011-123, Class JS, IO, 1 Mo. LIBOR × -1 + 6.65% (d)	4.38%	03/25/41	1,411,986
331,603	Series 2011-123, Class ZP	4.50%	12/25/41	386,625
139,724	Series 2011-124, Class CG	3.00%	09/25/29	140,106
70	Series 2011-134, Class PA	4.00%	09/25/40	70
1,918,073	Series 2011-137, Class AI, IO	3.00%	01/25/22	49,435
70,874	Series 2011-141, Class EI, IO	3.00%	07/25/21	5
2,796,302	Series 2011-145, Class IO, IO	3.00%	01/25/22	73,510
959,453	Series 2012-8, Class TI, IO	3.00%	10/25/21	22,001
2,303,471	Series 2012-28, Class PT	4.00%	03/25/42	2,399,086
776,952	Series 2012-39, Class PB	4.25%	04/25/42	884,824
138,921	Series 2012-52, Class BZ	4.00%	05/25/42	164,816
3,570,955	Series 2012-53, Class CI, IO	3.00%	05/25/22	102,931

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$1,452,031	Series 2012-65, Class IO, IO	5.50%	07/25/40	$294,600
405,572	Series 2012-66, Class DI, IO	3.50%	06/25/27	36,584
210,631	Series 2012-79, Class QA	2.00%	03/25/42	209,174
1,430,449	Series 2012-101, Class AI, IO	3.00%	06/25/27	90,720
9,544,183	Series 2012-103, Class HI, IO	3.00%	09/25/27	714,339
379,269	Series 2012-111, Class B	7.00%	10/25/42	448,471
7,225,410	Series 2012-118, Class DI, IO	3.50%	01/25/40	564,204
197,735	Series 2012-118, Class IB, IO	3.50%	11/25/42	35,866
952,126	Series 2012-122, Class SD, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	3.83%	11/25/42	168,202
435,138	Series 2012-133, Class KO, PO	(b)	12/25/42	267,091
1,789,666	Series 2012-134, Class GI, IO	4.50%	03/25/29	185,779
806,874	Series 2012-138, Class MA	1.00%	12/25/42	776,369
4,108,314	Series 2012-146, Class QA	1.00%	01/25/43	3,898,369
668,894	Series 2012-409, Class 49, IO, STRIPS (e)	3.50%	11/25/41	110,516
933,507	Series 2012-409, Class 53, IO, STRIPS (e)	3.50%	04/25/42	153,499
170,484	Series 2012-409, Class C17, IO, STRIPS	4.00%	11/25/41	28,345
690,000	Series 2013-10, Class HQ	2.50%	02/25/43	663,295
1,017,197	Series 2013-13, Class IK, IO	2.50%	03/25/28	62,414
165,558	Series 2013-22, Class TS, 1 Mo. LIBOR × -1.50 + 6.08% (d)	2.47%	03/25/43	167,856
46,055	Series 2013-23, Class ZB	3.00%	03/25/43	52,429
750,000	Series 2013-41, Class DB	3.00%	05/25/43	752,264
2,083,994	Series 2013-43, Class IX, IO	4.00%	05/25/43	415,974
753,691	Series 2013-51, Class PI, IO	3.00%	11/25/32	69,829
221,383	Series 2013-52, Class MD	1.25%	06/25/43	205,589
1,348,455	Series 2013-55, Class AI, IO	3.00%	06/25/33	160,679
119,994	Series 2013-70, Class JZ	3.00%	07/25/43	117,369
289,036	Series 2013-75, Class FC, 1 Mo. LIBOR + 0.25% (a)	2.52%	07/25/42	289,494
611,135	Series 2013-94, Class CA	3.50%	08/25/38	619,383
211,836	Series 2013-103, Class IO, IO	3.50%	03/25/38	16,019
379,979	Series 2013-105, Class BN	4.00%	05/25/43	413,070
406,153	Series 2013-105, Class KO, PO	(b)	10/25/43	375,844
195,852	Series 2013-106, Class KN	3.00%	10/25/43	182,829
665,236	Series 2013-117, Class AC	2.50%	04/25/36	664,000
539,509	Series 2013-128, Class PO, PO	(b)	12/25/43	469,124
1,003,000	Series 2013-130, Class QY	4.50%	06/25/41	1,152,648
5,307,218	Series 2013-417, Class C21, IO, STRIPS	4.00%	12/25/42	906,514
262,340	Series 2014-29, Class GI, IO	3.00%	05/25/29	21,732
10,431,065	Series 2014-44, Class NI, IO	4.50%	08/25/29	827,430
1,841,983	Series 2014-46, Class KA (e)	4.77%	08/25/44	2,035,814
380,054	Series 2014-68, Class GI, IO	4.50%	10/25/43	50,239
528,736	Series 2014-82, Class GZ	4.00%	12/25/44	611,185
2,246,672	Series 2014-84, Class LI, IO	3.50%	12/25/26	165,040
751,531	Series 2014-91, Class PB	3.00%	02/25/38	754,131
875,000	Series 2015-16, Class MY	3.50%	04/25/45	941,103
543,677	Series 2015-38, Class GI, IO	3.00%	09/25/43	39,001
3,007,809	Series 2015-76, Class BI, IO	4.00%	10/25/39	294,735
564,130	Series 2015-93, Class KI, IO	3.00%	09/25/44	68,806
8,307,881	Series 2015-97, Class AI, IO	4.00%	09/25/41	935,566

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$15,111,800	Series 2016-62, Class SB, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	3.83%	09/25/46	$2,302,475
1,621,019	Series 2016-71, Class NI, IO	3.50%	04/25/46	215,837
12,854,412	Series 2016-73, Class PI, IO	3.00%	08/25/46	1,495,940
635,178	Series 2016-74, Class HI, IO	3.50%	10/25/46	99,137
762,309	Series 2016-84, Class DF, 1 Mo. LIBOR + 0.42% (a)	2.82%	11/25/46	761,191
1,872,789	Series 2016-87, Class AF, 1 Mo. LIBOR + 0.40% (a)	2.80%	11/25/46	1,864,653
597,364	Series 2017-46, Class BY	3.00%	06/25/47	576,147
1,372,606	Series 2018-19, Class MA	3.00%	03/25/29	1,372,170
27,332,705	Series 2018-76, Class ZL	4.00%	10/25/58	32,495,841
12,557,063	Series 2018-86, Class DL	3.50%	12/25/48	13,009,155
16,990,463	Series 2018-92, Class DA	3.50%	11/25/46	17,306,937
3,957,386	Series 2018-92, Class DB	3.50%	01/25/49	4,083,009
5,412,482	Series 2018-94, Class AZ	4.00%	01/25/49	5,900,961
28,424,394	Series 2019-8, Class DY	3.50%	03/25/49	29,064,291
7,289,139	Series 2019-17, Class GZ	4.00%	11/25/56	8,220,103
31,896,166	Series 2019-26, Class GA	3.50%	06/25/49	32,620,425
15,494,871	Series 2019-27, Class HA	3.00%	06/25/49	15,562,361
18,337,216	Series 2019-29, Class HT	3.00%	06/25/49	18,443,126
19,689,785	Series 2019-34, Class JA	3.00%	07/25/49	19,943,740
35,909,419	Series 2019-34, Class LA	3.00%	07/25/49	36,065,093
15,189,010	Series 2019-37, Class A	3.00%	07/25/49	15,365,564
7,805,000	Series 2019-45, Class BU	3.00%	08/25/49	7,967,289
	Government National Mortgage Association
555,080	Series 2001-22, Class SE, IO, 1 Mo. LIBOR × -1 + 8.15%, 0.65% Cap (d)	0.65%	05/16/31	740
108,424	Series 2001-51, Class FA, 1 Mo. LIBOR + 0.50% (a)	2.83%	10/16/31	108,430
38,944	Series 2001-60, Class PZ	6.00%	12/20/31	38,928
257,245	Series 2002-45, Class SV, IO, 1 Mo. LIBOR × -1 + 8.10% (d)	5.77%	06/16/32	3,011
161,869	Series 2002-72, Class ZB	6.00%	10/20/32	169,606
394,676	Series 2002-75, Class PJ	5.50%	11/20/32	413,697
336,144	Series 2003-4, Class MZ	5.50%	01/20/33	365,953
550,609	Series 2003-11, Class SM, IO, 1 Mo. LIBOR × -1 + 7.70% (d)	5.37%	02/16/33	23,836
593,171	Series 2003-18, Class PG	5.50%	03/20/33	650,040
1,269,972	Series 2003-35, Class TZ	5.75%	04/16/33	1,404,502
292,637	Series 2003-42, Class SA, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	4.27%	07/16/31	35,581
1,229,389	Series 2003-42, Class SH, IO, 1 Mo. LIBOR × -1 + 6.55% (d)	4.28%	05/20/33	89,735
108,272	Series 2003-62, Class MZ	5.50%	07/20/33	129,361
361,084	Series 2003-84, Class Z	5.50%	10/20/33	396,716
184,239	Series 2004-37, Class B	6.00%	04/17/34	207,438
454,223	Series 2004-49, Class MZ	6.00%	06/20/34	537,089
79,722	Series 2004-68, Class ZC	6.00%	08/20/34	88,681
101,122	Series 2004-71, Class ST, 1 Mo. LIBOR × -6.25 + 44.50%, 7.00% Cap (d)	7.00%	09/20/34	109,572
163,164	Series 2004-83, Class AK, 1 Mo. LIBOR × -3.00 + 16.49% (d)	9.50%	10/16/34	211,544

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$789,703	Series 2004-88, Class SM, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	3.77%	10/16/34	$91,239
70,048	Series 2004-92, Class AK, 1 Mo. LIBOR × -3 + 16.50% (d)	9.50%	11/16/34	93,360
1,443,077	Series 2004-92, Class BZ	5.50%	11/16/34	1,643,057
207,021	Series 2004-105, Class JZ	5.00%	12/20/34	236,688
63,749	Series 2004-105, Class KA	5.00%	12/16/34	70,788
83,359	Series 2004-109, Class BC	5.00%	11/20/33	84,577
206,162	Series 2005-3, Class JZ	5.00%	01/16/35	216,604
206,162	Series 2005-3, Class KZ	5.00%	01/16/35	230,551
31,584	Series 2005-7, Class AJ, 1 Mo. LIBOR × -4 + 22.00% (d)	12.67%	02/16/35	46,366
225,589	Series 2005-7, Class KA, 1 Mo. LIBOR × -2.81 + 18.95% (d)	12.40%	12/17/34	247,034
547,617	Series 2005-7, Class MA, 1 Mo. LIBOR × -2.81 + 18.95% (d)	12.40%	12/17/34	630,229
177,044	Series 2005-33, Class AY	5.50%	04/16/35	194,871
133,002	Series 2005-41, Class PA	4.00%	05/20/35	142,342
525,742	Series 2005-44, Class IO, IO	5.50%	07/20/35	96,755
417,189	Series 2005-93, Class PO, PO	(b)	06/20/35	385,828
456,819	Series 2006-17, Class TW	6.00%	04/20/36	510,474
500,000	Series 2006-38, Class OH	6.50%	08/20/36	590,663
165,564	Series 2006-61, Class ZA	5.00%	11/20/36	183,946
379,196	Series 2007-16, Class OZ	6.00%	04/20/37	451,999
244,811	Series 2007-27, Class SD, IO, 1 Mo. LIBOR × -1 + 6.20% (d)	3.93%	05/20/37	36,765
195,731	Series 2007-41, Class OL, PO	(b)	07/20/37	178,766
348,021	Series 2007-42, Class SB, IO, 1 Mo. LIBOR × -1 + 6.75% (d)	4.48%	07/20/37	57,950
168,162	Series 2007-68, Class NA	5.00%	11/20/37	182,163
959,793	Series 2007-71, Class ZD	6.00%	11/20/37	1,059,022
146,496	Series 2007-81, Class FZ, 1 Mo. LIBOR + 0.35% (a)	2.62%	12/20/37	146,006
83,740	Series 2008-6, Class CK	4.25%	10/20/37	83,900
166,524	Series 2008-16, Class PO, PO	(b)	02/20/38	151,730
16,626	Series 2008-20, Class PO, PO	(b)	09/20/37	16,093
73,957	Series 2008-29, Class PO, PO	(b)	02/17/33	73,259
146,424	Series 2008-33, Class XS, IO, 1 Mo. LIBOR × -1 + 7.70% (d)	5.37%	04/16/38	25,981
70,094	Series 2008-47, Class MI, IO	6.00%	10/16/37	892
778,000	Series 2008-47, Class ML	5.25%	06/16/38	880,549
187,500	Series 2008-54, Class PE	5.00%	06/20/38	216,584
773,694	Series 2008-71, Class JI, IO	6.00%	04/20/38	146,016
183,847	Series 2009-10, Class PA	4.50%	12/20/38	190,482
624,523	Series 2009-14, Class KF, 1 Mo. LIBOR + 0.70% (a)	2.97%	03/20/39	635,563
209,924	Series 2009-14, Class KI, IO	6.50%	03/20/39	42,729
68,881	Series 2009-14, Class KS, IO, 1 Mo. LIBOR × -1 + 6.30% (d)	4.03%	03/20/39	7,673
168,074	Series 2009-25, Class SE, IO, 1 Mo. LIBOR × -1 + 7.60% (d)	5.33%	09/20/38	24,013
2,267,910	Series 2009-29, Class PC	7.00%	05/20/39	2,970,103
349,696	Series 2009-32, Class SZ	5.50%	05/16/39	427,478
657,191	Series 2009-42, Class BI, IO	6.00%	06/20/39	120,851
97,596	Series 2009-53, Class AB	4.50%	10/16/38	98,464

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$70,513	Series 2009-57, Class KA	4.50%	05/20/39	$70,628
3,732,591	Series 2009-57, Class VB	5.00%	06/16/39	4,293,313
925,044	Series 2009-61, Class OW, PO	(b)	11/16/35	827,861
222,243	Series 2009-61, Class PZ	7.50%	08/20/39	319,501
905,173	Series 2009-69, Class ZB	6.00%	08/20/39	1,068,951
1,247,904	Series 2009-72, Class SM, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	3.92%	08/16/39	168,132
455,000	Series 2009-75, Class JN	5.50%	09/16/39	547,119
126,744	Series 2009-76, Class PC	4.00%	03/16/39	128,093
524,887	Series 2009-78, Class KZ	5.50%	09/16/39	703,641
220,033	Series 2009-79, Class OK, PO	(b)	11/16/37	199,045
123,503	Series 2009-81, Class TZ	5.50%	09/20/39	154,690
1,623,387	Series 2009-87, Class EI, IO	5.50%	08/20/39	253,309
214,710	Series 2009-93, Class WG	4.00%	09/20/38	215,585
39,000	Series 2009-94, Class AL	5.00%	10/20/39	45,314
249,856	Series 2009-106, Class DZ	5.50%	11/20/39	311,974
42,492	Series 2009-106, Class WZ	5.50%	11/16/39	55,248
484,804	Series 2009-116, Class MS, IO, 1 Mo. LIBOR × -1 + 6.50% (d)	4.17%	11/16/38	13,856
9,198	Series 2009-118, Class KP	4.50%	05/20/38	9,311
732,000	Series 2009-126, Class LB	5.00%	12/20/39	855,910
155,317	Series 2010-3, Class MF, 1 Mo. LIBOR + 0.45% (a)	2.72%	11/20/38	155,534
52,000	Series 2010-4, Class WA	3.00%	01/16/40	52,714
1,430,123	Series 2010-6, Class PD	5.00%	03/16/38	1,430,057
223,543	Series 2010-7, Class BC	4.00%	09/16/24	226,335
172,447	Series 2010-11, Class HE	4.00%	04/20/39	174,085
26,957	Series 2010-14, Class AO, PO	(b)	12/20/32	26,520
2,007,003	Series 2010-14, Class BV, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	3.92%	02/16/40	313,736
43,580	Series 2010-29, Class CB	5.00%	12/20/38	43,886
1,011,469	Series 2010-42, Class CO, PO	(b)	06/16/39	976,053
2,509,972	Series 2010-46, Class FC, 1 Mo. LIBOR + 0.80% (a)	3.07%	03/20/35	2,559,639
760,883	Series 2010-59, Class ZD	6.50%	05/20/40	1,076,830
2,255,313	Series 2010-85, Class SL, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	4.33%	07/20/37	308,324
87,000	Series 2010-116, Class BM	4.50%	09/16/40	103,243
2,648,436	Series 2010-116, Class JB	5.00%	06/16/40	2,981,933
534,818	Series 2010-129, Class PQ	3.00%	04/20/39	538,411
108,130	Series 2010-138, Class PD	3.50%	08/20/38	108,578
1,231,020	Series 2010-157, Class OP, PO	(b)	12/20/40	1,069,731
168,187	Series 2010-162, Class PQ	4.50%	06/16/39	170,146
499,097	Series 2010-166, Class DI, IO	4.50%	02/20/39	47,466
132,957	Series 2011-4, Class PZ	5.00%	01/20/41	158,964
2,103,336	Series 2011-19, Class MI, IO	5.00%	06/16/40	162,713
771,202	Series 2011-35, Class BP	4.50%	03/16/41	891,006
554,056	Series 2011-48, Class LI, IO	5.50%	01/16/41	102,188
452,789	Series 2011-50, Class PZ	5.00%	04/20/41	555,468
151,009	Series 2011-63, Class BI, IO	6.00%	02/20/38	21,276
184,003	Series 2011-69, Class HC	2.25%	05/20/38	183,960
1,165,862	Series 2011-71, Class ZC	5.50%	07/16/34	1,291,622

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$3,150,252	Series 2011-81, Class IC, IO, 1 Mo. LIBOR × -1 + 6.72%, 0.62% Cap (d)	0.62%	07/20/35	$56,259
1,404,681	Series 2011-112, Class IP, IO	0.50%	08/16/26	6,535
239,265	Series 2011-129, Class CL	5.00%	03/20/41	264,788
5,789	Series 2011-136, Class GB	2.50%	05/20/40	5,788
298,329	Series 2011-137, Class WA (e)	5.56%	07/20/40	337,142
381,462	Series 2011-146, Class EI, IO	5.00%	11/16/41	74,632
93,579	Series 2011-151, Class TB, IO, 1 Mo. LIBOR × -70 + 465.50%, 3.50% Cap (d)	3.50%	04/20/41	10,772
3,016,208	Series 2012-10, Class LI, IO	3.50%	07/20/40	178,896
164,112	Series 2012-16, Class AG	2.50%	10/20/38	163,853
4,488,182	Series 2012-18, Class IA, IO, 1 Mo. LIBOR × -1 + 6.68%, 0.58% Cap (d)	0.58%	07/20/39	72,902
1,926,440	Series 2012-48, Class MI, IO	5.00%	04/16/42	388,204
16,381,192	Series 2012-84, Class QS, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	3.77%	07/16/42	2,607,982
251,623	Series 2012-108, Class KB	2.75%	09/16/42	244,188
6,104,296	Series 2012-143, Class IB, IO	3.50%	12/20/39	233,577
10,685,836	Series 2012-143, Class TI, IO	3.00%	12/16/27	827,356
3,251,828	Series 2012-149, Class PC (e)	6.29%	12/20/42	3,784,236
26,264,496	Series 2013-4, Class IC, IO	4.00%	09/20/42	5,006,071
153,726	Series 2013-5, Class IA, IO	3.50%	10/16/42	19,843
1,686,918	Series 2013-10, Class DI, IO	3.50%	09/20/42	200,745
413,557	Series 2013-20, Class KI, IO	5.00%	01/20/43	70,119
2,223,000	Series 2013-20, Class QM	2.63%	02/16/43	2,144,405
2,742,979	Series 2013-22, Class IO, IO	3.00%	02/20/43	385,920
8,415,022	Series 2013-23, Class IP, IO	3.50%	08/20/42	1,172,120
4,352,151	Series 2013-53, Class OI, IO	3.50%	04/20/43	540,282
3,706,311	Series 2013-69, Class AI, IO	3.50%	05/20/43	513,723
454,906	Series 2013-69, Class PI, IO	5.00%	05/20/43	68,129
953,680	Series 2013-70, Class PM	2.50%	05/20/43	889,769
4,629,000	Series 2013-91, Class PB	3.50%	09/20/42	4,813,391
1,990,631	Series 2013-130, Class WS, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	3.83%	09/20/43	308,649
8,871,366	Series 2013-170, Class IG, IO	5.50%	11/16/43	1,474,766
688,000	Series 2013-183, Class PB	4.50%	12/20/43	763,774
184,911	Series 2013-188, Class CF, 1 Mo. LIBOR + 0.45% (a)	2.72%	03/20/43	184,988
7,803,552	Series 2014-6, Class IJ, IO	4.50%	06/16/43	1,123,229
25,621,068	Series 2014-30, Class EA (e)	2.03%	02/16/44	25,520,910
6,379,698	Series 2014-44, Class IC, IO	3.00%	04/20/28	467,079
14,769,886	Series 2014-44, Class ID, IO (c) (e)	0.35%	03/16/44	180,362
70,610	Series 2014-91, Class JI, IO	4.50%	01/20/40	9,100
892,108	Series 2014-94, Class Z	4.50%	01/20/44	1,029,560
6,240,374	Series 2014-99, Class HI, IO	4.50%	06/20/44	990,250
10,616,941	Series 2014-115, Class QI, IO	3.00%	03/20/29	717,891
5,434,382	Series 2014-116, Class SB, IO, 1 Mo. LIBOR × -1 + 5.60% (d)	3.33%	08/20/44	878,844
3,497,707	Series 2014-118, Class TV, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	3.98%	05/20/44	582,420
6,586,629	Series 2014-178, Class LT	2.00%	11/20/43	6,561,478
6,439,102	Series 2015-3, Class ZD	4.00%	01/20/45	7,399,486

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$21,688,318	Series 2015-40, Class IO, IO	4.00%	03/20/45	$3,833,779
10,510,704	Series 2015-66, Class LI, IO	5.00%	05/16/45	1,877,453
73,599	Series 2015-95, Class IK, IO (e)	1.24%	05/16/37	2,611
21,076,765	Series 2015-99, Class EI, IO	5.50%	07/16/45	4,966,453
525,991	Series 2015-100, Class AI, IO	3.50%	03/20/39	17,652
31,821,047	Series 2015-119, Class TI, IO	3.50%	05/20/41	2,238,089
23,848,909	Series 2015-124, Class DI, IO	3.50%	01/20/38	1,947,271
525,013	Series 2015-137, Class WA (c) (e)	5.48%	01/20/38	593,713
1,168,726	Series 2015-138, Class MI, IO	4.50%	08/20/44	154,086
311,173	Series 2015-151, Class KW (e)	5.84%	04/20/34	333,002
7,955,338	Series 2015-168, Class GI, IO	5.50%	02/16/33	1,862,524
177,247	Series 2016-16, Class KZ	3.00%	02/16/46	173,040
564,484	Series 2016-55, Class PB (e)	6.11%	03/20/31	606,595
2,482,540	Series 2016-69, Class WI, IO	4.50%	05/20/46	486,705
1,244,266	Series 2016-75, Class SA, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	3.73%	05/20/40	186,324
1,565,987	Series 2016-78, Class UI, IO	4.00%	06/20/46	225,076
5,584,087	Series 2016-89, Class HI, IO	3.50%	07/20/46	869,810
683,363	Series 2016-99, Class JA (e)	5.51%	11/20/45	772,459
920,176	Series 2016-109, Class ZM	3.50%	08/20/36	979,841
12,555,909	Series 2016-111, Class PI, IO	3.50%	06/20/45	1,529,561
1,512,523	Series 2016-118, Class GI, IO	4.50%	02/16/40	278,023
16,006,783	Series 2016-120, Class AS, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	3.83%	09/20/46	3,450,712
464,000	Series 2016-141, Class PC	5.00%	10/20/46	571,917
298,618	Series 2016-145, Class LZ	3.00%	10/20/46	288,290
2,059,751	Series 2016-154, Class WF, 1 Mo. LIBOR + 0.40% (a)	2.80%	11/20/45	2,054,826
303,000	Series 2016-160, Class LE	2.50%	11/20/46	268,916
397,468	Series 2016-167, Class KI, IO	6.00%	12/16/46	84,398
829,754	Series 2017-17, Class KZ	4.50%	02/20/47	985,048
5,403,369	Series 2017-32, Class IB, IO	5.00%	02/16/47	1,043,310
9,474,570	Series 2017-56, Class BI, IO	6.00%	04/16/47	2,272,284
20,449,883	Series 2017-57, Class IO, IO	5.00%	04/20/47	3,361,521
6,603,976	Series 2017-113, Class IE, IO	5.50%	07/20/47	1,437,869
9,902,070	Series 2017-130, Class LS, IO, 1 Mo. LIBOR × -1 + 6.20% (d)	3.87%	08/16/47	1,961,769
10,743,058	Series 2017-133, Class JI, IO	7.00%	06/20/41	2,418,652
8,918,271	Series 2017-186, Class TI, IO, 1 Mo. LIBOR × -1 + 6.50%, 0.50% Cap (d)	0.50%	05/20/40	140,653
843,788	Series 2018-44, Class Z	2.50%	09/20/47	741,390
3,790,713	Series 2018-53, Class VA	3.50%	07/20/29	3,993,203
16,465,026	Series 2018-89, Class A	3.50%	06/20/39	16,593,308
3,908,233	Series 2018-120, Class G	3.50%	09/20/48	3,896,640
13,023,326	Series 2018-131, Class IA, IO	5.00%	04/20/44	2,448,182
10,000,000	Series 2018-134, Class KB	3.50%	10/20/48	10,271,751
10,556,000	Series 2018-155, Class KD	4.00%	11/20/48	11,239,125
10,908,217	Series 2018-160, Class GY	4.50%	11/20/48	12,045,807
7,865,496	Series 2019-6, Class EI, IO	5.00%	09/20/39	1,459,966
12,488,006	Series 2019-18, Class TP	3.50%	02/20/49	12,931,371
2,275,769	Series 2019-27, Class DI, IO	5.50%	01/20/40	469,843

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
	Vendee Mortgage Trust
$3,656,326	Series 2003-2, Class Z	5.00%	05/15/33	$3,973,987
44,413	Series 2010-1, Class DA	4.25%	02/15/35	45,247
				801,654,356

	Commercial Mortgage-Backed Securities — 10.3%
	Fannie Mae - Aces
50,000	Series 2013-M6, Class 1AC (c)	3.57%	02/25/43	52,670
	Freddie Mac Multifamily Structured Pass Through Certificates
2,000,000	Series 2009-K004, Class A3	4.24%	08/25/19	1,996,115
1,861,339	Series 2010-K005, Class A2	4.32%	11/25/19	1,862,422
90,209,943	Series 2011-K016, Class X1, IO (c)	1.48%	10/25/21	2,551,182
45,885,137	Series 2012-K019, Class X1, IO (c)	1.61%	03/25/22	1,655,706
68,062,584	Series 2012-K020, Class X1, IO (c)	1.40%	05/25/22	2,233,692
126,955,202	Series 2013-K030, Class X1, IO (c)	0.19%	04/25/23	828,294
80,318,072	Series 2014-K036, Class X1, IO (c)	0.74%	10/25/23	2,216,883
21,598,714	Series 2014-K714, Class X3, IO (c)	1.79%	01/25/42	487,159
96,584,219	Series 2015-K721, Class X1, IO (c)	0.33%	08/25/22	896,562
189,220,628	Series 2016-KIR1, Class X, IO (c)	1.07%	03/25/26	11,307,654
283,053,414	Series 2018-K086, Class X1, IO (c)	0.24%	11/25/28	6,333,518
144,821,860	Series 2018-K156, Class X1, IO (c)	0.07%	06/25/33	1,689,535
353,476,911	Series 2018-K158, Class X1, IO (c)	0.07%	10/25/33	4,602,588
113,714,339	Series 2018-K159, Class X1, IO (c)	0.11%	11/25/33	1,791,785
28,679,688	Series 2019-1510, Class X1, IO (c)	0.48%	01/25/34	1,527,919
123,549,400	Series 2019-1511, Class X1, IO (c)	0.78%	03/25/34	10,304,168
159,200,000	Series 2019-1512, Class X1, IO (c)	1.06%	04/25/34	15,065,526
40,637,742	Series 2019-K094, Class X1, IO (c)	1.02%	06/25/29	2,996,241
104,436,378	Series 2019-K734, Class X1, IO (c)	0.65%	02/25/26	3,869,211
68,018,000	Series 2019-K734, Class XAM, IO (c)	0.42%	02/25/26	1,865,353
45,000,000	Series 2019-K735, Class X1, IO (c)	1.10%	05/25/26	2,583,391
	FREMF Mortgage Trust
7,074,000	Series 2010-K9, Class B (c) (g)	5.21%	09/25/45	7,234,056
8,877,000	Series 2011-K10, Class B (c) (g)	4.62%	11/25/49	9,072,591
23,000,906	Series 2011-K11, Class B (c) (g)	4.42%	12/25/48	23,511,112
7,590,000	Series 2011-K14, Class B (c) (g)	5.18%	02/25/47	7,908,836
3,000,000	Series 2011-K15, Class B (c) (g)	4.95%	08/25/44	3,131,993
12,750,000	Series 2013-K712, Class B (c) (g)	3.31%	05/25/45	12,745,552
5,805,000	Series 2013-K713, Class B (c) (g)	3.15%	04/25/46	5,816,957
11,771,000	Series 2014-K715, Class B (c) (g)	3.97%	02/25/46	11,981,526
2,260,829	Series 2015-K721, Class B (c) (g)	3.56%	11/25/47	2,312,095
	Government National Mortgage Association
3,180,960	Series 2011-31, Class Z (e)	3.88%	09/16/52	3,424,132
720,265	Series 2013-32, Class A	1.90%	06/16/36	713,752
532,000	Series 2013-57, Class D (e)	2.35%	06/16/46	495,960
100,000	Series 2013-74, Class AG (c)	2.81%	12/16/53	93,327
24,182	Series 2013-194, Class AE (e)	2.75%	11/16/44	24,237
23,000,000	Series 2014-153, Class D (e)	3.00%	04/16/56	23,069,538
14,806,720	Series 2015-30, Class DZ	2.95%	05/16/55	14,881,540
68,392,551	Series 2015-30, Class IO, IO (e)	1.02%	07/16/56	4,433,397
24,227,899	Series 2015-70, Class IO, IO (e)	1.03%	12/16/49	1,505,679
65,023,335	Series 2015-107, Class IO, IO (e)	0.88%	03/16/57	3,450,483
5,929,489	Series 2015-125, Class VA (e)	2.70%	05/16/35	6,015,325

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$54,104,345	Series 2016-2, Class IO, IO (e)	0.91%	04/16/57	$3,766,642
25,222,884	Series 2016-26, Class IO, IO (e)	0.96%	02/16/58	1,796,949
94,861,963	Series 2016-28, Class IO, IO (e)	0.91%	12/16/57	6,258,309
65,638,286	Series 2016-34, Class IO, IO (e)	0.99%	01/16/58	4,936,820
68,399,444	Series 2016-35, Class IO, IO (e)	0.87%	03/16/58	4,674,883
46,686,984	Series 2016-36, Class IO, IO (e)	0.94%	08/16/57	3,388,294
64,047,732	Series 2016-50, Class IO, IO (e)	1.04%	08/16/57	4,508,775
38,007,272	Series 2016-52, Class IO, IO (e)	0.92%	03/16/58	2,625,744
63,900,164	Series 2016-64, Class IO, IO (e)	0.96%	12/16/57	4,303,459
4,713,745	Series 2016-110, Class VA	2.10%	01/16/38	4,492,882
24,720,189	Series 2016-127, Class IO, IO (e)	0.95%	05/16/58	1,865,484
250,114,098	Series 2016-131, Class IO, IO (e)	0.99%	08/16/58	20,181,381
40,982,199	Series 2016-133, Class IO, IO (e)	1.06%	12/16/57	3,013,114
43,148,333	Series 2016-152, Class IO, IO (c)	0.93%	08/15/58	3,165,444
103,044,900	Series 2016-166, Class IO, IO (e)	1.09%	04/16/58	8,196,490
7,390,000	Series 2017-90, Class B	2.75%	12/16/57	7,243,961
28,946,729	Series 2018-2, Class IO, IO (e)	0.79%	12/16/59	2,034,107
8,683,035	Series 2018-150, Class Z	3.20%	02/16/60	8,277,382
16,887,016	Series 2019-7, Class Z	2.50%	01/16/61	13,379,664
				328,649,446
	Pass-through Securities — 41.2%
	Federal Home Loan Mortgage Corporation
4,045,456	Pool 760043, 5 Yr. Constant Maturity Treasury Rate + 1.39% (a)	3.01%	12/01/48	4,113,070
14,401,684	Pool 840359, 12 Mo. LIBOR + 1.64% (a)	4.42%	06/01/46	14,870,747
169,521	Pool A19763	5.00%	04/01/34	186,909
79,108	Pool A47333	5.00%	10/01/35	86,935
683,899	Pool A47828	3.50%	08/01/35	703,009
375,319	Pool A47829	4.00%	08/01/35	390,803
378,889	Pool A47937	5.50%	08/01/35	419,805
130,246	Pool A48972	5.50%	05/01/36	145,765
96,814	Pool A54675	5.50%	01/01/36	108,464
254,166	Pool A65324	5.50%	09/01/37	280,015
89,498	Pool A86143	5.00%	05/01/39	97,589
31,112	Pool A90319	5.00%	12/01/39	34,006
465,119	Pool A92197	5.00%	05/01/40	508,439
12,715	Pool A93093	4.50%	07/01/40	13,736
17,878	Pool A93891	4.00%	09/01/40	19,068
25,965	Pool A94729	4.00%	11/01/40	27,678
96,005	Pool A94843	4.00%	11/01/40	102,233
377,042	Pool A95441	4.00%	12/01/40	400,507
38,130	Pool A95653	4.00%	12/01/40	40,653
59,384	Pool A95728	4.00%	12/01/40	63,308
80,951	Pool A96380	4.00%	01/01/41	85,911
233,237	Pool A97294	4.00%	02/01/41	247,500
998,737	Pool B70791	4.00%	06/01/39	1,054,243
6,287	Pool C01310	6.50%	03/01/32	7,147
19,886	Pool C01574	5.00%	06/01/33	21,723
22,919	Pool C03458	5.00%	02/01/40	25,039
73,397	Pool C03949	3.50%	05/01/42	76,567
183,297	Pool C04269	3.00%	10/01/42	186,955

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$367,249	Pool C91167	5.00%	04/01/28	$390,352
258,009	Pool C91353	3.50%	01/01/31	268,269
560,080	Pool C91366	4.50%	04/01/31	598,692
42,952	Pool C91482	3.50%	07/01/32	44,666
40,579	Pool E02883	4.00%	04/01/26	42,361
29,689	Pool G01443	6.50%	08/01/32	33,598
75,437	Pool G01737	5.00%	12/01/34	82,944
41,400	Pool G01840	5.00%	07/01/35	45,231
458,792	Pool G02017	5.00%	12/01/35	508,515
94,157	Pool G03072	5.00%	11/01/36	103,493
438,355	Pool G04593	5.50%	01/01/37	491,291
45,340	Pool G04632	5.00%	11/01/36	49,843
214,940	Pool G04814	5.50%	10/01/38	238,323
47,513	Pool G04913	5.00%	03/01/38	52,133
46,321	Pool G05173	4.50%	11/01/31	49,133
786,593	Pool G05275	5.50%	02/01/39	869,497
143,040	Pool G05449	4.50%	05/01/39	154,474
531,036	Pool G05792	4.50%	02/01/40	573,776
415,458	Pool G05927	4.50%	07/01/40	448,836
33,627	Pool G06252	4.00%	02/01/41	35,684
651,620	Pool G06359	4.00%	02/01/41	691,491
102,323	Pool G06501	4.00%	04/01/41	108,583
104,239	Pool G06583	5.00%	06/01/41	116,177
186,153	Pool G06687	5.00%	07/01/41	205,820
101,948	Pool G06739	4.50%	09/01/41	110,097
595,954	Pool G07025	5.00%	02/01/42	650,903
802,201	Pool G07100	5.50%	07/01/40	890,532
17,971	Pool G07219	5.00%	10/01/41	19,612
103,344	Pool G07266	4.00%	12/01/42	109,687
657,505	Pool G07329	4.00%	01/01/43	700,304
729,789	Pool G07683	4.00%	03/01/44	773,258
767,011	Pool G07806	5.00%	06/01/41	837,705
3,900	Pool G08113	6.50%	02/01/36	4,350
5,453,891	Pool G08854	5.00%	12/01/48	5,797,363
6,948	Pool G11713	5.50%	06/01/20	6,972
18,024	Pool G11769	5.00%	10/01/20	18,671
29,964	Pool G11833	5.00%	11/01/20	30,910
3,128	Pool G11880	5.00%	12/01/20	3,226
75,779	Pool G12312	6.00%	09/01/21	77,598
56,824	Pool G12797	6.50%	02/01/22	57,898
119,249	Pool G12959	6.50%	10/01/22	123,992
4,963	Pool G12978	5.50%	12/01/22	5,125
4,606	Pool G13044	4.50%	06/01/21	4,724
2,884	Pool G13581	5.50%	11/01/21	2,899
57,996	Pool G13623	4.50%	08/01/24	60,133
75,114	Pool G13625	5.50%	01/01/24	77,854
119,057	Pool G13733	5.00%	11/01/24	123,452
102,085	Pool G14088	4.00%	02/01/26	106,338
209,983	Pool G14106	6.00%	10/01/24	216,591
49,059	Pool G14167	5.50%	07/01/23	50,767
141,399	Pool G14233	6.00%	01/01/24	143,872

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$1,033,625	Pool G14348	4.00%	10/01/26	$1,076,582
47,437	Pool G14376	4.00%	09/01/25	49,303
62,555	Pool G14676	4.50%	09/01/26	64,857
748	Pool G14791	6.00%	05/01/21	749
411,418	Pool G14995	5.50%	12/01/24	424,117
185,681	Pool G15019	4.50%	07/01/26	190,469
57,824	Pool G15039	4.50%	09/01/26	59,909
58,317	Pool G15725	4.50%	09/01/26	61,298
18,153	Pool G15821	5.00%	07/01/25	18,800
252,155	Pool G15949	4.00%	01/01/29	262,606
271,675	Pool G15957	5.50%	12/01/24	276,811
19,115	Pool G18100	5.00%	02/01/21	19,645
431,029	Pool G18264	5.00%	07/01/23	445,870
346,611	Pool G18287	5.50%	12/01/23	360,972
121,208	Pool G18306	4.50%	04/01/24	125,642
18,367	Pool G60020	4.50%	12/01/43	19,834
892,230	Pool G60114	5.50%	06/01/41	1,000,039
1,322,248	Pool G60168	4.50%	07/01/45	1,417,962
454,231	Pool G60194	3.50%	08/01/45	472,821
442,866	Pool G60737	4.50%	08/01/42	478,402
1,293,830	Pool G60762	5.00%	07/01/41	1,413,852
320,706	Pool G60806	5.00%	12/01/44	350,278
489,314	Pool G60808	3.00%	10/01/46	497,015
8,370,546	Pool G60921	4.50%	02/01/47	8,858,565
20,832,814	Pool G60940	4.00%	09/01/46	21,884,556
8,395,636	Pool G61160	4.50%	11/01/45	8,998,233
19,461	Pool H09034	5.50%	05/01/37	21,152
3,782	Pool J03523	5.00%	09/01/21	3,887
51,460	Pool J05364	6.00%	08/01/22	52,617
270,880	Pool J09465	4.00%	04/01/24	281,536
119,510	Pool J09504	4.00%	04/01/24	124,211
42,795	Pool J09798	4.00%	05/01/24	44,478
89,672	Pool J10623	4.00%	09/01/24	93,200
838,339	Pool J10827	4.50%	10/01/24	869,089
263,415	Pool N70075	5.00%	01/01/35	280,280
475,224	Pool N70081	5.50%	07/01/38	513,867
74,370	Pool O20138	5.00%	11/01/30	79,609
1,092,182	Pool Q00841	4.50%	05/01/41	1,179,800
138,838	Pool Q03139	4.00%	09/01/41	147,650
49,266	Pool Q04031	4.00%	10/01/41	53,068
38,057	Pool Q04905	4.00%	12/01/41	40,993
75,299	Pool Q05035	4.00%	12/01/41	79,927
64,041	Pool Q05173	4.00%	12/01/41	68,983
48,501	Pool Q05181	4.00%	12/01/41	52,244
33,818	Pool Q05445	4.00%	01/01/42	36,427
132,704	Pool Q07189	4.00%	04/01/42	141,353
46,891	Pool Q07479	3.50%	04/01/42	48,887
144,693	Pool Q11791	3.50%	10/01/42	150,930
95,662	Pool Q11836	3.50%	10/01/42	100,086
702,107	Pool Q14034	3.50%	12/01/42	737,199
2,738,066	Pool Q43309	4.00%	09/01/46	2,881,817

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$6,777,443	Pool Q45763	4.00%	01/01/47	$7,132,762
5,297,384	Pool Q50564	4.50%	09/01/47	5,598,905
13,387,693	Pool Q53219	4.50%	12/01/47	14,342,717
8,589,071	Pool Q53875	4.00%	01/01/48	9,006,315
1,053,710	Pool Q54651	4.50%	03/01/48	1,156,437
1,905,969	Pool Q55037	4.50%	04/01/48	2,091,768
19,737,165	Pool Q55152	4.50%	04/01/48	20,974,668
5,351,637	Pool Q56260	5.00%	05/01/48	5,839,021
7,925,863	Pool Q58363	5.00%	09/01/48	8,440,837
26,069,762	Pool Q63173	4.00%	04/01/49	27,137,496
4,712,341	Pool QA1021	2.50%	07/01/49	4,657,079
9,263,564	Pool SD8009	2.50%	07/01/49	9,154,931
27,197,201	Pool SD8020	2.50%	08/01/49	26,878,259
629,515	Pool U50165	4.00%	05/01/32	658,280
3,125,362	Pool U59020	4.00%	06/01/35	3,268,453
2,759,040	Pool U64762	4.50%	10/01/45	2,967,539
14,017,224	Pool U69020	5.00%	07/01/44	15,136,806
14,664,622	Pool U69040	4.00%	05/01/45	15,541,645
8,124,914	Pool U69041	5.00%	11/01/43	8,761,837
30,764,872	Pool U69055	4.50%	10/01/47	33,099,376
4,756,125	Pool U79023	3.50%	10/01/28	4,923,854
61,384	Pool U80068	3.50%	10/01/32	63,413
133,407	Pool U80212	3.50%	02/01/33	137,842
164,079	Pool U90245	3.50%	10/01/42	170,453
83,397	Pool U90291	4.00%	10/01/42	88,124
816,552	Pool U90316	4.00%	10/01/42	863,362
783,885	Pool U90490	4.00%	06/01/42	828,610
1,978,184	Pool U90690	3.50%	06/01/42	2,054,713
24,060	Pool U90932	3.00%	02/01/43	24,472
235,783	Pool U90975	4.00%	06/01/42	249,237
547,546	Pool U91254	4.00%	04/01/43	578,527
1,918,106	Pool U91619	4.00%	06/01/43	2,027,249
61,296	Pool U92272	4.50%	12/01/43	66,050
799,987	Pool U92432	4.00%	02/01/44	845,336
53,071	Pool U95137	4.00%	08/01/43	56,094
210,787	Pool U99045	3.50%	03/01/43	218,939
246,546	Pool U99084	4.50%	02/01/44	265,674
116,560	Pool U99091	4.50%	03/01/44	125,545
349,576	Pool U99096	4.50%	05/01/44	376,541
3,561,082	Pool U99134	4.00%	01/01/46	3,763,989
8,987,875	Pool U99184	4.00%	08/01/43	9,502,763
868,021	Pool V80910	4.00%	12/01/43	918,348
2,652,620	Pool ZA5049	2.50%	09/01/47	2,621,521
1,509,197	Pool ZA5109	2.50%	11/01/47	1,491,503
160,558	Pool ZM1770	2.50%	09/01/46	158,676
3,346,496	Pool ZN5900	2.50%	05/01/49	3,307,247
2,309,647	Pool ZN6484	2.50%	06/01/49	2,282,560
235,134	Pool ZN6629	2.50%	06/01/49	232,377
3,999,600	Pool ZN6686	2.50%	06/01/49	3,952,694
700,000	Pool ZS3760	2.50%	06/01/43	694,614
177,000	Pool ZS4687	2.50%	11/01/46	174,925

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$688,393	Pool ZS4692	2.50%	12/01/46	$680,323
	Federal National Mortgage Association
84,174	Pool 190371	6.50%	07/01/36	98,422
30,455	Pool 254636	5.00%	02/01/33	32,839
47,366	Pool 255190	5.50%	05/01/34	53,032
35,987	Pool 255984	4.50%	11/01/25	37,738
215,862	Pool 256181	5.50%	03/01/36	232,351
668,069	Pool 256576	5.50%	01/01/37	724,752
39,929	Pool 256808	5.50%	07/01/37	42,880
122,642	Pool 256936	6.00%	10/01/37	131,013
39,314	Pool 257281	5.00%	07/01/28	41,765
94,230	Pool 545759	6.50%	07/01/32	107,429
21,645	Pool 555851	6.50%	01/01/33	24,715
381,749	Pool 683246	5.50%	02/01/33	427,972
297,724	Pool 725014	5.50%	12/01/33	333,364
472,521	Pool 734922	4.50%	09/01/33	506,542
638,151	Pool 735415	6.50%	12/01/32	730,951
5,899	Pool 745875	6.50%	09/01/36	6,924
52,213	Pool 747097	6.00%	10/01/29	55,816
561,837	Pool 788149	5.50%	05/01/33	620,260
298,641	Pool 812741	5.50%	02/01/35	324,035
462,429	Pool 827948	5.50%	05/01/35	504,529
446,701	Pool 850000	5.50%	01/01/36	500,771
87,309	Pool 871039	5.50%	02/01/37	94,603
2,042,998	Pool 879015	4.00%	10/01/35	2,158,432
220,708	Pool 888001	5.50%	10/01/36	248,478
175,073	Pool 888163	7.00%	12/01/33	205,970
43,111	Pool 888435	5.50%	06/01/22	44,388
617,385	Pool 889610	5.50%	06/01/38	684,946
429,318	Pool 889834	5.00%	12/01/35	471,457
20,665	Pool 890149	6.50%	10/01/38	24,073
55,714	Pool 890231	5.00%	07/01/25	57,625
125,777	Pool 890314	5.50%	12/01/22	128,609
26,129	Pool 890378	6.00%	05/01/24	27,220
1,364,198	Pool 890556	4.50%	10/01/43	1,497,288
539,613	Pool 890561	4.50%	01/01/27	554,963
1,228,856	Pool 890736	5.00%	07/01/30	1,305,756
259,968	Pool 905917	5.50%	01/01/37	292,426
129,496	Pool 922386	5.50%	01/01/37	136,792
18,337	Pool 930562	5.00%	02/01/39	20,380
193,589	Pool 931808	5.50%	08/01/39	214,120
201,108	Pool 953115	5.50%	11/01/38	215,610
168,560	Pool 962556	5.00%	04/01/23	173,565
64,954	Pool 973561	5.00%	03/01/23	67,088
78,097	Pool 976871	6.50%	08/01/36	88,851
74,758	Pool 995002	5.00%	07/01/37	81,573
23,231	Pool 995097	6.50%	10/01/37	26,921
150,273	Pool 995149	6.50%	10/01/38	173,932
61,110	Pool 995228	6.50%	11/01/38	71,574
243,174	Pool 995252	5.00%	12/01/23	250,439
86,462	Pool 995259	6.50%	11/01/23	91,031

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$32,843	Pool AA0916	5.00%	08/01/37	$36,023
142,950	Pool AA3303	5.50%	06/01/38	159,321
809,843	Pool AB0460	5.50%	02/01/37	908,063
323,323	Pool AB0731	4.00%	06/01/39	341,879
12,445	Pool AB1576	4.00%	10/01/20	12,929
88,951	Pool AB1953	4.00%	12/01/40	94,328
71,318	Pool AB2092	4.00%	01/01/41	75,742
59,789	Pool AB2133	4.00%	01/01/26	62,173
217,592	Pool AB2265	4.00%	02/01/41	232,202
33,388	Pool AB2467	4.50%	03/01/41	36,105
1,189,519	Pool AB2506	5.00%	03/01/41	1,300,181
2,150,536	Pool AB2959	4.50%	07/01/40	2,327,283
150,310	Pool AB5174	3.50%	05/01/42	156,686
160,238	Pool AB5919	3.00%	08/01/42	163,333
108,617	Pool AB6632	3.50%	10/01/42	113,229
327,140	Pool AB6671	3.00%	10/01/42	333,460
386,634	Pool AB7765	3.00%	02/01/43	394,103
277,986	Pool AB7859	3.50%	02/01/43	289,812
1,742,833	Pool AB8289	4.50%	04/01/42	1,877,286
576,033	Pool AB8676	3.50%	05/01/42	606,501
41,412	Pool AB9382	4.00%	05/01/43	44,098
1,083,686	Pool AB9551	3.00%	06/01/43	1,104,626
430,357	Pool AB9615	4.00%	06/01/33	451,610
78,682	Pool AB9959	4.00%	07/01/43	83,626
92,216	Pool AC1232	5.00%	07/01/24	96,373
118,490	Pool AC3236	5.00%	09/01/39	129,929
375,348	Pool AC3267	5.50%	09/01/39	417,542
471,757	Pool AD0889	6.00%	09/01/24	487,904
714,682	Pool AD4317	4.00%	04/01/40	758,019
27,791	Pool AD5222	4.50%	05/01/30	29,669
128,119	Pool AD5583	5.00%	04/01/40	136,980
197,732	Pool AD6369	4.50%	05/01/40	213,478
94,265	Pool AD6938	4.50%	06/01/40	101,776
135,338	Pool AD7110	5.00%	07/01/40	143,847
104,452	Pool AD7137	5.50%	07/01/40	118,582
39,104	Pool AD8526	4.50%	08/01/40	42,227
379,305	Pool AE0137	4.50%	03/01/36	409,175
38,484	Pool AE0383	4.50%	09/01/25	40,415
145,929	Pool AE4476	4.00%	03/01/41	154,727
208,270	Pool AE7005	4.00%	10/01/40	220,866
45,020	Pool AE9284	4.00%	11/01/40	47,745
709,100	Pool AE9959	5.00%	03/01/41	773,763
33,580	Pool AH0057	4.50%	02/01/41	36,258
522,587	Pool AH0943	4.00%	12/01/40	554,193
794,384	Pool AH0979	3.50%	01/01/41	813,771
386,716	Pool AH1089	4.00%	11/01/40	410,135
159,805	Pool AH1141	4.50%	12/01/40	172,551
186,400	Pool AH4404	4.00%	01/01/41	197,688
123,554	Pool AH7204	4.00%	03/01/41	131,042
58,156	Pool AI1190	4.50%	04/01/41	62,788
82,507	Pool AI1969	4.50%	05/01/41	89,091

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$489,382	Pool AI4268	5.00%	06/01/41	$533,446
14,661,275	Pool AI5614	5.00%	07/01/41	16,016,125
302,719	Pool AI6093	4.50%	06/01/31	323,469
95,751	Pool AI6503	5.00%	11/01/39	102,409
41,896	Pool AI6581	4.50%	07/01/41	45,242
32,162	Pool AI7800	4.50%	07/01/41	34,731
217,502	Pool AI8779	4.00%	11/01/41	230,730
396,527	Pool AI9114	4.00%	06/01/42	420,966
2,076,403	Pool AI9124	4.00%	08/01/42	2,204,371
1,361,233	Pool AI9158	6.50%	01/01/41	1,639,055
2,560,640	Pool AJ2311	5.00%	10/01/41	2,776,093
30,109	Pool AJ4756	4.00%	10/01/41	32,329
42,955	Pool AJ5424	4.00%	11/01/41	46,153
26,070	Pool AJ5736	4.00%	12/01/41	27,957
31,002	Pool AJ6061	4.00%	12/01/41	33,372
33,809	Pool AJ7538	4.00%	01/01/42	36,395
47,316	Pool AJ8104	4.00%	12/01/41	50,838
18,643	Pool AJ8203	4.50%	01/01/42	20,132
33,160	Pool AJ8341	4.00%	12/01/41	35,696
29,723	Pool AJ8369	4.00%	01/01/42	31,915
45,652	Pool AJ8436	4.00%	12/01/41	49,143
26,285	Pool AJ9162	4.00%	01/01/42	28,259
1,143,322	Pool AJ9332	4.00%	01/01/42	1,215,611
50,585	Pool AK0543	4.00%	01/01/42	54,444
1,657,108	Pool AK0765	4.00%	03/01/42	1,755,338
37,529	Pool AK1827	4.00%	01/01/42	40,399
263,075	Pool AK4520	4.00%	03/01/42	279,001
206,560	Pool AK5555	4.00%	04/01/42	219,090
21,451	Pool AL0147	4.00%	04/01/41	22,738
152,175	Pool AL0212	5.50%	02/01/38	170,445
353,640	Pool AL0241	4.00%	04/01/41	375,090
69,224	Pool AL0399	6.00%	08/01/24	71,550
31,403	Pool AL0446	6.00%	05/01/24	32,405
50,283	Pool AL0815	4.00%	09/01/41	54,026
29,586	Pool AL1195	6.00%	09/01/23	30,710
690,433	Pool AL1850	5.50%	07/01/40	773,696
48,193	Pool AL1948	4.00%	01/01/42	51,240
55,852	Pool AL1953	4.50%	01/01/27	58,058
126,579	Pool AL2142	6.50%	09/01/38	145,930
652,901	Pool AL2551	3.50%	10/01/42	680,476
243,118	Pool AL2589	5.50%	05/01/25	250,289
108,509	Pool AL2892	3.50%	12/01/42	113,116
837,698	Pool AL3093	3.50%	02/01/43	875,900
30,180	Pool AL3154	3.00%	02/01/43	30,763
2,989,659	Pool AL4703	3.50%	12/01/28	3,072,421
10,340,359	Pool AL4741	4.50%	01/01/44	11,132,184
44,095	Pool AL4962	6.00%	05/01/24	45,831
193,212	Pool AL5616	5.50%	09/01/41	215,612
1,054,691	Pool AL5760	4.00%	09/01/43	1,120,735
717,159	Pool AL5890	4.50%	03/01/43	776,558
656,227	Pool AL6031	4.00%	10/01/44	699,273

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$58,353	Pool AL6057	6.00%	08/01/24	$59,397
111,504	Pool AL6449	4.50%	01/01/27	115,551
4,062,383	Pool AL6513	5.00%	07/01/44	4,373,973
573,659	Pool AL6948	5.00%	09/01/25	591,886
153,745	Pool AL7046	3.50%	06/01/45	160,284
9,043,112	Pool AL7162, 12 Mo. LIBOR + 1.73% (a)	3.97%	09/01/42	9,371,394
430,189	Pool AL7231	3.50%	08/01/45	448,485
712,430	Pool AL7449	8.50%	12/01/37	853,456
1,020,533	Pool AL7637	5.00%	01/01/42	1,101,797
2,800,360	Pool AL7905	4.50%	03/01/34	2,989,765
183,817	Pool AL8139	4.00%	02/01/32	190,305
13,150,074	Pool AL8263	4.50%	02/01/44	14,155,750
110,531	Pool AL8353	3.50%	08/01/44	115,227
11,695,001	Pool AL8640, 12 Mo. LIBOR + 1.80% (a)	4.74%	12/01/41	12,195,710
657,768	Pool AL9143	3.50%	09/01/36	683,577
218,107	Pool AL9226	5.50%	12/01/41	245,854
2,105,427	Pool AL9777	4.50%	01/01/47	2,246,807
6,761,096	Pool AO3529	4.00%	06/01/42	7,139,021
2,306,424	Pool AO5527	4.00%	07/01/42	2,435,554
1,822,494	Pool AO8106	4.00%	08/01/42	1,924,535
709,352	Pool AO8167	4.00%	09/01/42	749,209
208,679	Pool AP1197	3.50%	09/01/42	217,537
1,582,475	Pool AP2109	4.00%	08/01/32	1,663,720
132,680	Pool AP5113	4.00%	09/01/42	141,077
434,236	Pool AP7963	4.00%	09/01/42	465,340
2,938,494	Pool AQ0411	3.50%	10/01/42	3,063,236
1,215,787	Pool AQ0535	3.00%	11/01/42	1,239,273
942,798	Pool AQ1534	3.50%	10/01/32	973,455
1,219,553	Pool AQ1584	4.00%	11/01/42	1,290,977
816,806	Pool AQ1607	3.50%	11/01/32	843,369
610,539	Pool AQ3310	4.00%	11/01/42	644,931
2,038,006	Pool AQ4086	4.00%	06/01/43	2,153,793
83,960	Pool AQ9715	3.00%	01/01/43	85,350
550,973	Pool AQ9999	3.00%	02/01/43	560,084
2,675,028	Pool AR7582	3.50%	03/01/33	2,761,746
404,285	Pool AR7961	3.50%	03/01/33	417,417
4,970,890	Pool AS1719	5.00%	02/01/44	5,505,791
620,086	Pool AS5236	4.00%	05/01/45	657,264
1,429,260	Pool AS5515	3.50%	06/01/30	1,478,620
367,283	Pool AS5635	3.00%	08/01/45	373,921
71,207	Pool AS7125	2.50%	05/01/46	70,372
1,152,260	Pool AS7211	3.00%	04/01/46	1,163,153
1,981,632	Pool AS7537	3.00%	07/01/46	2,017,467
3,671,197	Pool AS7660	2.50%	08/01/46	3,628,159
1,981,900	Pool AS7877	2.50%	09/01/46	1,958,667
2,852,344	Pool AS8570	2.50%	12/01/46	2,818,906
1,294,081	Pool AS9244	4.50%	08/01/39	1,393,138
855,205	Pool AS9990	4.50%	07/01/47	903,505
304,213	Pool AS9994	4.50%	04/01/47	321,385
163,085	Pool AT0332	3.00%	04/01/43	165,016
807,223	Pool AT1747	3.00%	04/01/43	822,787

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$799,786	Pool AT3892	3.00%	06/01/43	$814,733
473,463	Pool AT4180	3.50%	05/01/33	488,868
151,379	Pool AT5915	4.00%	06/01/43	159,953
848,358	Pool AT6303	4.00%	06/01/43	913,153
55,271	Pool AT6306	4.00%	06/01/43	59,216
177,223	Pool AU5787	4.50%	09/01/43	192,778
713,780	Pool AU6278	5.00%	11/01/43	782,942
287,389	Pool AY0013	4.50%	01/01/45	307,874
25,000	Pool AY6059	2.50%	05/01/45	24,707
3,485,918	Pool BA3819	2.50%	07/01/46	3,445,053
919,985	Pool BA4113	3.00%	04/01/46	933,887
1,828,088	Pool BC1456	2.50%	07/01/46	1,806,658
3,438,144	Pool BC2250	2.50%	06/01/46	3,397,840
1,937,116	Pool BC2283	2.50%	07/01/46	1,914,407
1,376,923	Pool BC5517	2.50%	05/01/46	1,360,814
3,297,281	Pool BC6453	2.50%	04/01/46	3,258,625
2,880,498	Pool BC7764	2.50%	07/01/46	2,846,731
2,608,579	Pool BC8653	2.50%	05/01/46	2,577,996
30,271	Pool BC8990	2.50%	06/01/46	29,916
966,754	Pool BC9493	2.50%	08/01/46	955,421
1,922,293	Pool BD0199	2.50%	06/01/46	1,899,758
3,598,951	Pool BD1097	2.50%	06/01/46	3,556,760
2,693,975	Pool BD1112	2.50%	06/01/46	2,662,394
20,522	Pool BD1398	2.50%	07/01/46	20,359
150,000	Pool BD2549	2.50%	07/01/46	148,242
614,684	Pool BD2576	2.50%	07/01/46	607,477
2,614,156	Pool BD2670	2.50%	06/01/46	2,583,512
5,164,504	Pool BD2786	2.50%	07/01/46	5,103,963
4,380,452	Pool BD2795	2.50%	07/01/46	4,329,142
2,410,181	Pool BD4509, 12 Mo. LIBOR + 1.71% (a)	2.92%	01/01/44	2,475,512
7,418,019	Pool BD4533, 12 Mo. LIBOR + 1.66% (a)	2.72%	09/01/44	7,656,315
5,305,585	Pool BD4756	2.50%	07/01/46	5,243,392
2,571,113	Pool BD4758	2.50%	08/01/46	2,540,971
1,758,809	Pool BD5174	2.50%	08/01/46	1,738,189
1,618,508	Pool BD5512	2.50%	09/01/46	1,599,533
3,552,815	Pool BD6074	2.50%	09/01/46	3,511,166
1,371,413	Pool BD6083	2.50%	09/01/46	1,355,336
513,740	Pool BD6983	2.50%	10/01/46	507,718
437,706	Pool BD8660, 1 Yr. Constant Maturity Treasury Rate + 1.67% (a)	2.23%	12/01/45	440,279
1,254,910	Pool BE1479	2.50%	10/01/46	1,240,198
19,131,728	Pool BE2973	4.00%	01/01/47	20,121,545
943,545	Pool BE3631	4.50%	05/01/47	996,696
898,522	Pool BE3907	2.50%	11/01/46	887,988
4,085,244	Pool BH2633	5.00%	08/01/47	4,451,155
51,349	Pool BH9428	4.50%	09/01/47	54,228
248,761	Pool BJ6232	5.00%	04/01/48	265,182
22,847	Pool BJ6234	5.00%	05/01/48	24,351
707,634	Pool BJ7573	5.00%	12/01/48	754,207
1,397,259	Pool BJ9100	4.50%	02/01/48	1,532,472
1,112,903	Pool BJ9111	4.50%	03/01/48	1,220,618

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$1,924,557	Pool BJ9124	4.50%	04/01/48	$2,110,805
1,109,743	Pool BJ9258	5.00%	06/01/48	1,179,543
35,123	Pool BK0916	5.00%	07/01/48	37,364
834,979	Pool BK1163	5.00%	06/01/48	890,180
289,258	Pool BK2023	5.00%	04/01/48	307,925
25,217,685	Pool BK4133	4.50%	10/01/48	26,677,709
10,717,368	Pool BK4769	5.00%	08/01/48	11,411,593
877,533	Pool BK4851	5.00%	05/01/48	934,660
1,227,723	Pool BK4933	5.00%	06/01/48	1,307,598
769,085	Pool BK5211	5.00%	08/01/48	817,993
82,940	Pool BK5722	5.00%	05/01/48	88,112
330,717	Pool BK7094	5.00%	06/01/48	352,196
894,212	Pool BK7097	5.00%	06/01/48	950,710
963,643	Pool BK7114	5.00%	07/01/48	1,024,049
35,784	Pool BK7173	5.00%	06/01/48	38,099
474,787	Pool BK7616	5.00%	09/01/48	505,885
16,016,325	Pool BK7797	5.00%	07/01/48	17,063,065
8,888,408	Pool BK8883	5.00%	09/01/48	9,660,260
17,581	Pool BK8919	5.00%	07/01/48	18,699
7,096,972	Pool BK9563	4.50%	12/01/48	7,537,088
11,415,220	Pool BK9599	5.00%	08/01/48	12,168,839
1,798,848	Pool BM3013, 12 Mo. LIBOR + 1.54% (a)	4.35%	07/01/44	1,851,356
21,031,135	Pool BM3076	4.50%	07/01/47	22,619,181
9,686,504	Pool BM3625	3.00%	03/01/48	9,831,462
3,156,936	Pool BM3707	2.50%	04/01/47	3,119,927
26,368,038	Pool BM3980, 12 Mo. LIBOR + 1.78% (a)	4.66%	02/01/43	27,515,029
2,048,870	Pool BM4644	5.00%	09/01/48	2,182,646
31,483,382	Pool BM5039	4.50%	12/01/48	33,591,810
22,354,694	Pool BM5130	4.50%	08/01/47	24,078,980
25,217,591	Pool BM5667	4.00%	12/01/48	26,474,308
8,652,315	Pool BM5671	4.50%	01/01/49	9,366,805
30,355,917	Pool BM6018	5.00%	05/01/49	31,671,455
888,860	Pool BN0628	5.00%	09/01/48	946,674
987,038	Pool BN0647	5.00%	09/01/48	1,051,134
6,647,886	Pool BN0948	4.50%	11/01/48	6,988,247
1,072,936	Pool BN1027	5.50%	03/01/49	1,194,054
1,961,919	Pool BN1361	5.00%	09/01/48	2,102,916
7,657,595	Pool BN4059	4.00%	12/01/48	7,926,909
12,393,220	Pool BN4328	5.00%	01/01/49	13,397,788
148,561	Pool BN4404	5.00%	12/01/48	158,368
1,862,679	Pool BN5809	5.00%	02/01/49	1,981,139
6,384,988	Pool BN7654	2.50%	07/01/49	6,310,110
11,553,750	Pool BN8210	4.50%	07/01/49	12,459,654
6,964,137	Pool CA0843	3.00%	12/01/47	7,079,331
19,267,839	Pool CA1576	5.00%	01/01/48	20,507,343
10,539,695	Pool CA1917	5.00%	06/01/48	11,581,975
326,879	Pool CA2317	5.00%	06/01/48	347,557
23,162,521	Pool CA2375	4.00%	09/01/48	24,167,364
1,582,364	Pool CA2505	5.00%	07/01/48	1,682,215
3,123,547	Pool CA2520	4.00%	10/01/33	3,275,980
25,992	Pool CA2652	5.00%	11/01/48	27,707

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$4,429,251	Pool CA2653	5.00%	08/01/48	$4,705,427
923,789	Pool CA2820	5.00%	12/01/48	982,335
6,937,112	Pool CA2947	4.00%	12/01/48	7,372,028
4,086,683	Pool FM1284	3.50%	02/01/46	4,258,840
3,902,282	Pool FM1285	4.00%	10/01/43	4,136,627
8,952,866	Pool FM1286	4.50%	06/01/46	9,597,741
3,706,642	Pool FM1287	5.00%	11/01/44	4,050,492
118,859	Pool MA0096	4.50%	06/01/29	126,174
4,392	Pool MA0293	4.50%	01/01/30	4,692
70,229	Pool MA0295	5.00%	01/01/30	74,670
65,354	Pool MA0353	4.50%	03/01/30	69,820
1,733,975	Pool MA0443	5.00%	05/01/30	1,843,635
69,184	Pool MA0444	5.00%	06/01/40	74,655
323,986	Pool MA0575	4.50%	11/01/30	346,180
315,492	Pool MA0633	5.00%	01/01/41	340,993
8,005	Pool MA0777	5.00%	06/01/31	8,511
631,580	Pool MA1125	4.00%	07/01/42	666,710
2,068,151	Pool MA1217	4.00%	10/01/42	2,184,703
58,948	Pool MA1222	4.00%	10/01/32	62,195
106,917	Pool MA1228	3.00%	09/01/42	108,685
695,551	Pool MA1510	4.00%	07/01/43	734,648
108,420	Pool MA1591	4.50%	09/01/43	116,742
22,467,423	Pool MA1629	4.50%	10/01/43	24,191,137
630,539	Pool MA1664	4.50%	11/01/43	678,687
456,897	Pool MA1711	4.50%	12/01/43	491,901
925,455	Pool MA1866	4.50%	04/01/44	996,357
781,456	Pool MA1900	4.50%	04/01/44	841,424
923,933	Pool MA2024	4.00%	07/01/29	964,250
1,331,279	Pool MA2099	3.50%	11/01/29	1,377,402
554,058	Pool MA2454	3.50%	09/01/30	573,334
12,383	Pool MA2509	3.00%	01/01/46	12,396
2,247,027	Pool MA2695	4.00%	07/01/46	2,374,385
4,641,125	Pool MA2730	2.50%	08/01/46	4,586,715
3,306,526	Pool MA2764	2.50%	09/01/46	3,267,763
2,819,076	Pool MA2781	2.50%	10/01/46	2,786,027
2,500,000	Pool MA2854	2.50%	12/01/46	2,470,692
954,477	Pool MA2888	2.50%	01/01/47	943,307
2,605,737	Pool MA2916	4.00%	02/01/47	2,760,869
1,828,658	Pool MA2949	2.50%	02/01/47	1,807,221
715,891	Pool MA3101	4.50%	08/01/47	756,862
289,279	Pool MA3123	5.00%	08/01/47	308,069
1,087,415	Pool MA3205	5.00%	10/01/47	1,159,295
463,689	Pool MA3301	5.00%	02/01/48	493,930
1,651,596	Pool MA3348	5.00%	04/01/48	1,760,653
1,977,689	Pool MA3422	5.00%	07/01/48	2,104,308
1,161,124	Pool MA3472	5.00%	09/01/48	1,234,711
23,570	Pool MA3501	5.00%	10/01/48	25,073
819,560	Pool MA3565	5.00%	01/01/49	870,661
1,999,802	Pool MA3733	2.50%	06/01/49	1,976,350
30,000,000	Pool TBA	4.50%	08/01/48	31,467,188

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Government National Mortgage Association
$108,313	Pool 3149	6.00%	10/20/31	$123,253
69,229	Pool 3172	6.00%	12/20/31	79,648
73,568	Pool 3227	6.00%	04/20/32	84,509
554,704	Pool 3345	5.00%	02/20/33	602,417
178,198	Pool 3389	5.00%	05/20/33	191,948
29,968	Pool 3390	5.50%	05/20/33	33,250
852,812	Pool 3428	5.00%	08/20/33	921,466
74,860	Pool 3442	5.00%	09/20/33	80,698
30,597	Pool 3459	5.50%	10/20/33	33,947
15,310	Pool 3474	6.00%	11/20/33	17,609
108,679	Pool 3487	5.00%	12/20/33	117,068
536,491	Pool 3529	5.00%	03/20/34	578,300
79,136	Pool 3555	5.00%	05/20/34	85,291
118,460	Pool 3596	5.50%	08/20/34	131,439
103,504	Pool 3786	5.50%	11/20/35	114,914
73,344	Pool 3807	5.50%	01/20/36	81,571
519,877	Pool 4029	6.50%	09/20/37	613,631
422,008	Pool 4251	5.50%	10/20/23	439,543
210,176	Pool 455986	5.25%	07/15/25	224,846
190,136	Pool 487108	6.00%	04/15/29	213,017
73,599	Pool 553144	5.50%	04/15/33	81,648
23,530	Pool 589331	6.00%	10/15/22	24,541
218,766	Pool 604338	5.00%	05/15/33	238,843
187,370	Pool 604897	5.00%	12/15/33	204,604
199,334	Pool 605389	5.00%	04/15/34	217,628
363,209	Pool 615403	4.50%	08/15/33	393,111
18,579	Pool 627123	5.50%	03/15/34	20,996
126,777	Pool 638704	5.50%	11/15/36	139,986
232,246	Pool 653143	4.90%	04/15/36	246,037
272,879	Pool 658324	5.50%	03/15/37	292,584
278,044	Pool 677190	5.00%	06/15/38	307,556
31,988	Pool 687833	6.00%	08/15/38	36,704
55,960	Pool 706840	4.50%	05/15/40	61,573
208,153	Pool 706855	4.50%	09/15/40	228,967
391,049	Pool 711483	4.00%	01/15/40	420,149
164,786	Pool 711543	4.00%	11/15/40	177,155
1,093,474	Pool 711563	4.50%	03/15/41	1,202,846
10,117,908	Pool 720225	4.50%	07/15/39	10,976,686
552,474	Pool 723216	4.50%	08/15/40	597,856
121,377	Pool 723248	5.00%	10/15/39	134,377
440,059	Pool 724230	5.00%	08/15/39	487,073
136,383	Pool 724267	5.00%	09/15/39	151,008
379,018	Pool 724340	4.50%	09/15/39	411,215
137,598	Pool 725272	4.50%	11/15/39	146,719
93,338	Pool 726394	4.50%	10/15/39	101,245
63,724	Pool 728921	4.50%	12/15/24	65,742
354,317	Pool 733595	4.50%	04/15/40	384,347
187,857	Pool 733733	5.00%	06/15/40	207,772
1,091,869	Pool 736317	4.25%	06/20/36	1,151,190
187,788	Pool 736617	4.00%	12/15/35	197,690
1,634,343	Pool 737673	4.50%	11/15/40	1,766,517

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$347,988	Pool 737996	4.00%	02/15/41	$372,303
118,143	Pool 739341	3.50%	10/15/41	122,968
284,618	Pool 743673	4.50%	07/15/40	308,847
502,463	Pool 745478	5.00%	08/20/40	533,344
989,910	Pool 748939	4.00%	09/20/40	1,055,083
153,222	Pool 754384	4.50%	03/20/42	161,216
804,931	Pool 762905	4.50%	04/15/41	871,003
2,144,423	Pool 769102	4.50%	07/20/41	2,291,797
240,538	Pool 781623	5.00%	06/15/33	262,579
88,412	Pool 781697	6.00%	11/15/33	101,160
134	Pool 781783	5.50%	08/15/19	134
578,583	Pool 781824	5.50%	11/15/34	653,710
18,954	Pool 781862	5.50%	01/15/35	21,441
88,961	Pool 782070	7.00%	06/15/32	98,864
166,236	Pool 782133	6.00%	01/15/22	170,312
188,924	Pool 782259	5.00%	02/15/36	206,240
100,849	Pool 782810	4.50%	11/15/39	109,033
1,656,690	Pool 783009	6.10%	12/20/33	1,863,177
166,014	Pool 783091	5.50%	06/15/40	183,450
87,029	Pool 783220	5.50%	09/15/24	90,685
277,412	Pool 783375	5.00%	08/15/41	306,993
19,078,427	Pool 783590	4.50%	06/20/41	20,441,666
399,626	Pool 783760	5.00%	02/15/42	442,316
7,582,584	Pool 784063	5.00%	09/20/45	8,097,458
322,831	Pool 784343	5.00%	02/15/41	357,161
4,871,888	Pool 784573	5.00%	12/15/43	5,374,917
5,431,072	Pool 784752	4.00%	03/15/45	5,837,773
6,847,565	Pool AC0197	4.00%	12/20/42	7,251,775
594,152	Pool AD0026	3.50%	06/20/33	621,091
137,903	Pool AD0856	3.75%	08/20/33	143,631
95,818	Pool AG8899	4.00%	12/20/43	101,425
2,036,969	Pool AI6317	4.50%	06/20/44	2,142,322
726,248	Pool AK2389	4.50%	11/20/44	770,303
653,992	Pool AN4469	5.00%	12/15/40	710,280
667,392	Pool AR8421	5.00%	10/20/41	701,718
1,954,110	Pool BB1216	4.50%	06/20/47	2,094,468
1,348,793	Pool BB4731	4.00%	07/20/47	1,426,235
1,065,617	Pool BB4757	4.00%	08/20/47	1,132,070
888,825	Pool BB4769	4.00%	08/20/47	943,644
987,457	Pool BD0483	4.50%	11/20/47	1,052,773
909,608	Pool BF0415	5.00%	06/20/35	961,045
251,556	Pool MA1017	6.00%	05/20/43	287,822
134,581	Pool MA1162	6.00%	07/20/43	153,996
347,259	Pool MA2077	5.50%	07/20/44	386,765
61,510	Pool MA2215	3.50%	09/20/44	63,223
199,135	Pool MA2683	6.00%	03/20/45	224,704
203,711	Pool MA2759	6.00%	01/20/45	223,192
549,722	Pool MA2829	5.00%	05/20/45	602,901
85,689	Pool MA2897	6.00%	03/20/45	95,480
468,463	Pool MA2966	6.00%	09/20/39	536,025
376,310	Pool MA3249	6.00%	04/20/40	413,680

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$77,493	Pool MA3380	5.50%	01/20/46	$85,945
720,419	Pool MA3459	6.00%	08/20/39	802,524
517,670	Pool MA3525	5.50%	03/20/46	575,474
498,668	Pool MA3941	5.50%	09/20/46	554,023
1,077,960	Pool MA4076	7.00%	01/20/39	1,224,481
16,315,275	Pool MA5714	6.00%	01/20/49	17,737,795
				1,319,717,779
	Total U.S. Government Agency Mortgage-Backed Securities			2,450,421,884
	(Cost $2,414,606,357)

MORTGAGE-BACKED SECURITIES — 9.7%

	Collateralized Mortgage Obligations — 9.1%
	Adjustable Rate Mortgage Trust
269,206	Series 2005-5, Class 6A21, 1 Mo. LIBOR + 0.23% (a)	2.50%	09/25/35	269,893
	Alternative Loan Trust
67,817	Series 2003-J3, Class 2A1	6.25%	12/25/33	69,881
	American Home Mortgage Investment Trust
3,705	Series 2004-3, Class 6A1	5.32%	10/25/34	3,761
	Banc of America Funding Corp.
31,671	Series 2008-R2, Class 1A2 (g)	6.00%	09/25/37	32,225
	Banc of America Funding Trust
1,909	Series 2005-2, Class 2A4	5.75%	04/25/35	2,110
	Banc of America Mortgage Trust
502,451	Series 2005-A, Class 2A2 (c)	4.50%	02/25/35	508,975
	BCAP LLC Trust
39,312	Series 2009-RR5, Class 8A1 (g)	5.50%	11/26/34	40,814
29,322	Series 2011-R11, Class 20A5 (c) (g)	4.91%	03/26/35	29,516
	CHL Mortgage Pass-Through Trust
65,000	Series 2004-8, Class 1A7	5.75%	07/25/34	69,528
30,798	Series 2004-8, Class 2A1	4.50%	06/25/19	31,426
35	Series 2004-J1, Class 2A1	4.75%	01/25/19	36
	Citigroup Global Markets Mortgage Securities VII, Inc.
258	Series 2003-UP2, Class PO1, PO	(b)	12/25/18	225
	Citigroup Mortgage Loan Trust
8,717	Series 2003-1, Class WA2	6.50%	06/25/31	8,985
	COLT Mortgage Loan Trust
151,676	Series 2018-1, Class A3 (g)	3.08%	02/25/48	152,029
2,949,055	Series 2018-2, Class A1 (g)	3.47%	07/27/48	2,967,180
2,103,476	Series 2018-3, Class A1 (g)	3.69%	10/26/48	2,126,942
	Credit Suisse First Boston Mortgage Securities Corp.
4,727	Series 2003-11, Class 1A39	5.25%	06/25/33	4,804
23,073	Series 2003-AR18, Class 2A3 (c)	4.20%	07/25/33	23,599
6,617	Series 2004-AR8, Class 2A1 (c)	4.28%	09/25/34	6,661
89,956	Series 2005-5, Class 3A2, 1 Mo. LIBOR + 0.30% (a)	2.57%	07/25/35	87,238
3,000	Series 2005-7, Class 1A5	5.15%	08/25/35	3,053
	Credit Suisse Mortgage Capital Certificates
125,650	Series 2009-12R, Class 6A1 (g)	6.00%	05/27/37	127,596
88,334	Series 2009-12R, Class 15A1 (g)	6.00%	05/27/36	88,249
	CSFB Mortgage-Backed Pass-Through Certificates
24,770	Series 2004-AR4, Class 5A2, 1 Mo. LIBOR + 0.74% (a)	3.01%	05/25/34	24,834

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	CSFB Mortgage-Backed Trust
$2,166	Series 2004-7, Class 6A1	5.25%	10/25/19	$2,175
	CSMC
8,973,656	Series 2014-WIN1, Class 1A1 (g)	3.00%	08/25/29	9,005,805
2,733,521	Series 2017-HL1, Class A3 (g)	3.50%	06/25/47	2,769,597
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
3,370	Series 2005-3, Class 1A1 (c)	3.27%	06/25/20	3,354
	Galton Funding Mortgage Trust
6,940,336	Series 2018-1, Class A43 (g)	3.50%	11/25/57	6,996,983
10,441,315	Series 2018-2, Class A41 (g)	4.50%	10/25/58	10,704,154
	GMACM Mortgage Loan Trust
892	Series 2003-J10, Class A1	4.75%	01/25/19	901
	GSMSC Pass-Through Trust
4,375	Series 2009-3R, Class 2A1 (c) (g)	4.49%	07/25/35	4,390
	GSR Mortgage Loan Trust
31,502	Series 2004-8F, Class 2A3	6.00%	09/25/34	32,274
306,012	Series 2004-12, Class 3A6 (c)	4.43%	12/25/34	311,947
	Impac CMB Trust
36,367	Series 2003-4, Class 1A1, 1 Mo. LIBOR + 0.64% (a)	2.91%	10/25/33	36,275
541,432	Series 2004-6, Class M3, 1 Mo. LIBOR + 1.05% (a)	3.32%	10/25/34	524,492
	JP Morgan Resecuritization Trust
121,453	Series 2009-7, Class 11A1 (c) (g)	4.03%	09/27/36	123,385
469,277	Series 2009-7, Class 17A1 (c) (g)	5.45%	07/27/37	474,261
	JPMorgan Mortgage Trust
2,516	Series 2004-S1, Class 1A2	4.50%	09/25/34	2,517
16,045	Series 2004-S2, Class 5A1	5.50%	12/25/19	15,742
16,317,910	Series 2014-5, Class A1 (g)	2.98%	10/25/29	16,501,490
3,766,640	Series 2014-5, Class A2 (g)	2.50%	10/25/29	3,789,617
115,797	Series 2014-IVR3, Class 2A1 (c) (g)	3.00%	09/25/44	116,058
2,834,736	Series 2015-3, Class A5 (g)	3.50%	05/25/45	2,888,109
1,674,365	Series 2016-1, Class A5 (g)	3.50%	05/25/46	1,705,890
1,617,567	Series 2016-3, Class 1A3 (g)	3.50%	10/25/46	1,646,886
8,211,374	Series 2019-1, Class A11, 1 Mo. LIBOR + 0.95% (a) (g)	3.22%	05/25/49	8,239,557
8,236,754	Series 2019-2, Class A11, 1 Mo. LIBOR + 0.95% (a) (g)	3.22%	08/25/49	8,316,181
17,651,034	Series 2019-3, Class A11, 1 Mo. LIBOR + 0.95% (a) (g)	3.22%	09/25/49	17,671,382
9,869,368	Series 2019-5, Class A11, 1 Mo. LIBOR + 0.90% (a) (g)	3.17%	11/25/49	9,871,583
14,329,846	Series 2019-INV1, Class A11, 1 Mo. LIBOR + 0.95% (a) (g)	3.22%	10/25/49	14,525,567
14,447,764	Series 2019-INV1, Class B1 (c) (g)	5.17%	10/25/49	16,339,498
	MASTR Alternative Loan Trust
5,457	Series 2004-13, Class 8A1	5.50%	01/25/25	5,531
	MASTR Asset Securitization Trust
194,394	Series 2003-11, Class 7A5	5.25%	12/25/33	200,361
252,052	Series 2003-12, Class 1A1	5.25%	12/25/24	256,403
37,341	Series 2003-12, Class 1A2	5.25%	12/25/24	37,058
10,315	Series 2004-1, Class 30PO, PO	(b)	02/25/34	9,007
19,395	Series 2004-3, Class 1A3	5.25%	03/25/24	19,576
	MASTR Seasoned Securitization Trust
64,257	Series 2005-1, Class 3A1 (c)	4.49%	10/25/32	65,406
2,423	Series 2005-2, Class 3A1	6.00%	11/25/17	2,423
	MetLife Securitization Trust
5,060,423	Series 2018-1A, Class A (g)	3.75%	03/25/57	5,269,909

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	MetLife Securitization Trust (Continued)
$2,146,066	Series 2019-1A, Class A1A (g)	3.75%	04/25/58	$2,224,964
	Morgan Stanley Mortgage Loan Trust
3,000,000	Series 2005-6AR, Class 1M1, 1 Mo. LIBOR + 0.46% (a)	2.73%	11/25/35	2,993,945
	New Residential Mortgage Loan Trust
846,907	Series 2014-2A, Class A3 (g)	3.75%	05/25/54	862,383
7,487,324	Series 2015-2A, Class B1 (g)	4.50%	08/25/55	7,971,048
8,591,678	Series 2016-1A, Class A1 (g)	3.75%	03/25/56	8,769,096
1,426,646	Series 2017-5A, Class A1, 1 Mo. LIBOR + 1.50% (a) (g)	3.77%	06/25/57	1,456,749
26,493,431	Series 2018-4A, Class A1S, 1 Mo. LIBOR + 0.75% (a) (g)	3.02%	01/25/48	26,504,823
	Nomura Asset Acceptance Corp. Alternative Loan Trust
11,004	Series 2004-AP3, Class A6	5.29%	10/25/34	11,314
6,779	Series 2005-WF1, Class 2A5, steps up to 5.66% after Redemption Date (h)	5.16%	03/25/35	7,079
	Oaks Mortgage Trust
15,844,999	Series 2015-2, Class A8 (g)	3.50%	10/25/45	15,967,694
	OBX Trust
9,660,118	Series 2018-EXP1, Class 1A3 (g)	4.00%	04/25/48	9,815,501
3,066,890	Series 2018-EXP2, Class 1A1 (g)	4.00%	11/25/48	3,108,098
	Prime Mortgage Trust
28,257	Series 2004-2, Class A2	4.75%	11/25/19	28,523
62,523	Series 2004-2, Class A6	5.00%	11/25/19	64,446
	RBSSP Resecuritization Trust
341,560	Series 2009-6, Class 9A4, 1 Mo. LIBOR + 0.45% (a) (g)	2.85%	11/26/36	338,589
12,167	Series 2009-12, Class 15A1 (c) (g)	4.32%	10/26/35	12,282
	Residential Accredit Loans, Inc.
4,829	Series 2003-QS20, Class CB	5.00%	11/25/18	4,824
	Residential Asset Securitization Trust
215	Series 2004-A3, Class A4	5.25%	06/25/34	216
	RFMSI Trust
10,087	Series 2005-S3, Class A1	4.75%	03/25/20	10,054
	Sequoia Mortgage Trust
460,592	Series 2000-4, Class A, 1 Mo. LIBOR + 0.72% (a)	3.12%	11/22/24	461,335
3,867,906	Series 2018-CH2, Class A12 (g)	4.00%	06/25/48	3,918,234
4,665,415	Series 2018-CH3, Class A10 (g)	4.50%	08/25/48	4,758,265
660,001	Series 2018-CH3, Class A11 (g)	4.00%	08/25/48	666,915
3,213,328	Series 2018-CH4, Class A10 (g)	4.50%	10/25/48	3,254,006
4,405,467	Series 2019-1, Class A4 (g)	4.00%	02/25/49	4,481,446
	Structured Asset Securities Corp.
2,534	Series 2004-4XS, Class A3A (i)	5.20%	02/25/34	2,652
	Structured Asset Securities Corp. Mortgage Loan Trust
25,352	Series 2002-9, Class A2, 1 Mo. LIBOR + 0.60% (a)	2.87%	10/25/27	25,302
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
31,397	Series 2004-11XS, Class 1A6 (i)	5.24%	06/25/34	32,223
1,697	Series 2004-S3, Class M1, 1 Mo. LIBOR + 0.98% (a)	3.24%	11/25/34	1,702
	WaMu Mortgage Pass-Through Certificates Trust
32,839	Series 2003-S3, Class 3A1	5.50%	05/25/33	34,457
11	Series 2004-CB3, Class 3A	5.50%	10/25/19	11
12,338	Series 2004-RS1, Class A11	5.50%	11/25/33	12,752
	Wells Fargo Mortgage Backed Securities Trust
3,903	Series 2004-K, Class 2A12 (c)	4.97%	07/25/34	3,936
69,627	Series 2004-L, Class A8 (c)	4.94%	07/25/34	73,109

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Wells Fargo Mortgage Backed Securities Trust (Continued)
$130,182	Series 2004-X, Class 1A1 (c)	4.83%	11/25/34	$135,008
25,946	Series 2005-2, Class 2A1	4.75%	04/25/20	25,938
410,315	Series 2005-AR4, Class 1A3 (c)	5.16%	04/25/35	424,379
52,053	Series 2005-AR10, Class 2A2 (c)	4.97%	06/25/35	54,519
40,839	Series 2007-14, Class 2A2	5.50%	10/25/22	41,660
15,995,030	Series 2019-1, Class A7 (g)	4.00%	11/25/48	16,177,249
	WinWater Mortgage Loan Trust
1,322,323	Series 2014-1, Class A4 (g)	3.50%	06/20/44	1,351,299
4,760,232	Series 2015-2, Class A5 (g)	3.00%	02/20/45	4,837,568
10,790,822	Series 2015-3, Class A17 (g)	2.50%	03/20/45	10,727,863
6,533,674	Series 2016-1, Class 1A18 (g)	3.50%	01/20/46	6,574,795
8,370,241	Series 2016-1, Class 2A3 (g)	3.00%	12/20/30	8,375,326
				291,768,881
	Commercial Mortgage-Backed Securities — 0.6%
	Morgan Stanley Capital Trust
2,745,000	Series 2017-CLS, Class C, 1 Mo. LIBOR + 1.00% (a) (g)	3.33%	11/15/34	2,752,315
	Sutherland Commercial Mortgage Trust
10,000,000	Series 2019-SBC8, Class A (g)	2.86%	12/25/35	9,991,077
	Wells Fargo Re-REMIC Trust
6,000,000	Series 2013-FRR1, Class AK16, PO (g)	(b)	12/27/43	5,552,665
				18,296,057
	Total Mortgage-Backed Securities			310,064,938
	(Cost $306,637,841)

ASSET-BACKED SECURITIES — 5.7%

	Aegis Asset Backed Securities Trust
1,730,969	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.44% (a)	2.71%	06/25/35	1,717,357
	AFC Trust
2,018	Series 1999-4, Class 3A, 1 Mo. LIBOR + 0.95% (a) (g)	3.22%	12/26/29	2,025
	Bear Stearns Asset-Backed Securities Trust
42,357	Series 2002-1, Class M1, 1 Mo. LIBOR + 1.20% (a)	3.47%	12/25/34	42,574
	Carrington Mortgage Loan Trust
1,857,499	Series 2006-RFC1, Class A4, 1 Mo. LIBOR + 0.24% (a)	2.51%	03/25/36	1,846,489
	CIT Home Equity Loan Trust
6,466	Series 2003-1, Class A6 (i)	4.56%	10/20/32	6,500
	Citicorp Residential Mortgage Trust
46,601	Series 2007-2, Class A6 (i)	5.01%	06/25/37	47,483
	Citigroup Global Markets Mortgage Securities VII, Inc.
2,522	Series 1998-AQ1, Class A6	6.63%	06/25/28	2,567
	Countrywide Asset-Backed Certificates
9,155,017	Series 2005-9, Class M1, 1 Mo. LIBOR + 0.52% (a)	2.79%	01/25/36	9,205,273
	Credit-Based Asset Servicing & Securitization LLC
9,918,725	Series 2007-MX1, Class A3, steps up to 6.33% after Redemption Date (g) (h)	5.83%	12/25/36	10,183,926
	FBR Securitization Trust
3,123,119	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.75% (a)	3.02%	09/25/35	3,138,709
	Fieldstone Mortgage Investment Trust
1,589,965	Series 2005-3, Class 2A2, 1 Mo. LIBOR + 0.52% (a)	2.79%	02/25/36	1,569,779
	First Alliance Mortgage Loan Trust
43,011	Series 1999-1, Class A1	7.18%	06/20/30	43,867

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)

	Fremont Home Loan Trust
$2,147,400	Series 2005-1, Class M4, 1 Mo. LIBOR + 1.02% (a)	3.29%	06/25/35	$2,160,070
58,591	Series 2005-A, Class M2, 1 Mo. LIBOR + 0.69% (a)	2.96%	01/25/35	58,761
	GMACM Home Equity Loan Trust
88,411	Series 2000-HE2, Class A1, 1 Mo. LIBOR + 0.44% (a)	2.84%	06/25/30	74,202
173,990	Series 2004-HE1, Class A3, 1 Mo. LIBOR + 0.50% (a)	2.77%	06/25/34	171,174
	Mill City Mortgage Loan Trust
1,583,347	Series 2016-1, Class A1 (g)	2.50%	04/25/57	1,580,114
2,293,405	Series 2018-4, Class A1A (g)	3.50%	04/25/66	2,297,989
	Morgan Stanley Dean Witter Capital I, Inc. Trust
5,331	Series 2003-NC2, Class M2, 1 Mo. LIBOR + 3.00% (a)	5.27%	02/25/33	5,616
	New Century Home Equity Loan Trust
23,031	Series 2003-5, Class AI7	5.05%	11/25/33	23,621
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3,920,521	Series 2004-WCW2, Class M2, 1 Mo. LIBOR + 0.98% (a)	3.24%	10/25/34	3,945,401
	RASC Trust
1,538	Series 2004-KS1, Class AI6	4.27%	02/25/34	1,548
	RCO Mortgage LLC
3,728,046	Series 2018-1, Class A1, steps up 05/25/21 to 7.00% (g) (h)	4.00%	05/25/23	3,735,998
7,993,406	Series 2018-2, Class A1, steps up 10/25/21 to 7.46% (g) (h)	4.46%	10/25/23	8,039,216
	Saxon Asset Securities Trust
7,116	Series 2004-2, Class MV3, 1 Mo. LIBOR + 1.91% (a)	4.27%	08/25/35	7,176
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
396	Series 2004-23XS, Class 1A4	5.43%	01/25/35	405
	Towd Point Mortgage Trust
340,000	Series 2015-1, Class A2 (g)	3.25%	10/25/53	342,712
2,051,119	Series 2015-2, Class 1A12 (g)	2.75%	11/25/60	2,054,341
1,803,922	Series 2015-3, Class A1B (g)	3.00%	03/25/54	1,808,231
562,222	Series 2015-3, Class A4B (g)	3.50%	03/25/54	569,053
6,908,196	Series 2015-4, Class A1 (g)	3.50%	04/25/55	6,966,023
2,190,412	Series 2015-4, Class A1B (g)	2.75%	04/25/55	2,191,454
1,500,000	Series 2015-4, Class A2A (g)	3.50%	04/25/55	1,532,880
1,691,415	Series 2015-5, Class A1 (g)	3.50%	05/25/55	1,707,595
2,872,886	Series 2015-5, Class A1B (g)	2.75%	05/25/55	2,873,800
425,000	Series 2015-5, Class A2 (g)	3.50%	05/25/55	434,780
4,465,849	Series 2015-6, Class A1 (g)	3.50%	04/25/55	4,532,127
3,164,373	Series 2015-6, Class A1B (g)	2.75%	04/25/55	3,170,379
640,025	Series 2016-1, Class A1 (g)	3.50%	02/25/55	647,050
1,886,475	Series 2016-1, Class A1B (g)	2.75%	02/25/55	1,888,518
4,127,065	Series 2016-2, Class A1A (g)	2.75%	08/25/55	4,140,061
798,953	Series 2016-3, Class A1 (g)	2.25%	04/25/56	796,949
394,628	Series 2016-5, Class A1 (g)	2.50%	10/25/56	393,339
13,168,864	Series 2017-1, Class A1 (g)	2.75%	10/25/56	13,250,218
2,791,680	Series 2017-2, Class A1 (g)	2.75%	04/25/57	2,801,150
2,838,111	Series 2017-3, Class A4 (c) (g)	2.86%	07/25/57	2,841,612
8,976,583	Series 2017-5, Class A1, 1 Mo. LIBOR + 0.60% (a) (g)	2.87%	02/25/57	8,969,805
10,032,340	Series 2018-5, Class M1 (g)	3.25%	07/25/58	9,768,006
26,410,000	Series 2019-1, Class A2 (g)	3.75%	03/25/58	27,693,131
2,120,000	Series 2019-2, Class A2 (g)	3.75%	12/25/58	2,220,299
	UCFC Home Equity Loan Trust
65,101	Series 1998-D, Class MF1	6.91%	04/15/30	66,106

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)

	VOLT LLC
$8,622,538	Series 2017-NP11, Class A1, steps up 10/25/20 to 6.375% (g) (h)	3.38%	10/25/47	$8,637,089
3,604,222	Series 2017-NPL9, Class A1, steps up 09/25/20 to 6.125% (g) (h)	3.13%	09/25/47	3,610,369
5,894,163	Series 2018-NPL5, Class A1A, steps up 08/25/21 to 7.21% (g) (h)	4.21%	08/25/48	5,919,501
12,338,258	Series 2018-NPL6, Class A1A, steps up 09/25/21 to 7.13% (g) (h)	4.11%	09/25/48	12,384,036
	Total Asset-Backed Securities			184,118,454
	(Cost $182,719,347)

U.S. GOVERNMENT BONDS AND NOTES — 5.1%

35,000,000	U.S. Treasury Note	1.50%	10/31/19	34,948,047
10,000,000	U.S. Treasury Note	1.00%	11/15/19	9,967,383
40,000,000	U.S. Treasury Note	3.38%	11/15/19	40,126,561
10,000,000	U.S. Treasury Note	1.00%	11/30/19	9,959,961
5,000,000	U.S. Treasury Note	1.38%	02/15/20	4,978,223
20,000,000	U.S. Treasury Note	1.38%	02/29/20	19,908,203
10,000,000	U.S. Treasury Note	1.38%	03/31/20	9,950,586
35,000,000	U.S. Treasury Note	2.25%	03/31/20	35,028,027
200,000	U.S. Treasury Note	1.63%	06/30/20	199,184
	Total U.S. Government Bonds and Notes			165,066,175
	(Cost $164,681,234)

Shares	Description	Value

EXCHANGE-TRADED FUNDS — 0.6%

	Capital Markets — 0.6%
11,750	First Trust Long Duration Opportunities ETF (j)	320,188
175,100	iShares 7-10 Year Treasury Bond ETF	19,238,237
	Total Exchange-Traded Funds	19,558,425
	(Cost $19,458,086)

MONEY MARKET FUNDS — 3.0%

97,360,628	Morgan Stanley Institutional Liquidity Fund – Treasury Portfolio - Institutional Class - 2.15% (k)	97,360,628
	(Cost $97,360,628)

	Total Investments — 100.6%	3,226,590,504
	(Cost $3,185,463,493) (k)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PUT OPTIONS PURCHASED — 0.0%

10	U.S. Treasury Long Bond Futures Put	$1,555,938	$155.00	Sep-2019	7,969
	(Cost $7,075)

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (7.3%)
	Federal National Mortgage Association
$(57,500,000)	Pool TBA	2.50%	03/01/46	$(56,812,695)
(80,000,000)	Pool TBA (m)	4.00%	07/01/48	(82,791,630)
(25,000,000)	Pool TBA (m)	4.50%	09/01/48	(26,214,844)
(25,000,000)	Pool TBA (m)	5.00%	10/01/48	(26,560,547)
(42,500,000)	Pool TBA	3.00%	05/01/49	(42,866,065)
	Total U.S. Government Agency Mortgage-Backed Securities Sold Short			(235,245,781)
	(Proceeds $235,291,406)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

CALL OPTIONS WRITTEN — (0.0%)

110	U.S. Treasury Long Bond Futures Call	$17,115,318	$155.00	Sep-2019	(152,969)
	(Premiums received $120,774)

	Net Other Assets and Liabilities — 6.7%				214,332,783
	Net Assets — 100.0%				$3,205,532,506

Futures Contracts at July 31, 2019:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	625	Sep-2019	$134,003,906	$(186,358)
U.S. 5-Year Treasury Notes	Short	2,038	Sep-2019	(239,576,453)	(63,304)
U.S. 10-Year Treasury Notes	Short	265	Sep-2019	(33,766,797)	(179,178)
U.S. 10-Year Ultra Treasury Notes	Short	750	Sep-2019	(103,382,813)	(474,117)
U.S. Treasury Long Bond Futures	Short	127	Sep-2019	(19,760,406)	(135,641)
U.S. Treasury Ultra Bond Futures	Short	40	Sep-2019	(7,102,500)	(35,643)
U.S. 5-Year Treasury Notes	Short	100	Dec-2019	(11,789,062)	10,521
				$(281,374,125)	$(1,063,720)

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

(a)	Floating or variable rate security.
(b)	Zero coupon security.
(c)	Collateral Strip Rate bond. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	Inverse floating rate security.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).
(g)

This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under

Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration,

normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2019, securities noted as such amounted to $546,673,597 or 17.1% of net assets.

(h)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(i)	Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.
(j)	Investment in an affiliated fund.
(k)	Rate shown reflects yield as of July 31, 2019.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $54,819,921 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,742,306. The net unrealized appreciation was $40,077,615. The amounts presented are inclusive of investments sold short and derivative contracts.
(m)	All or portion of this security is part of a mortgage dollar roll agreement.

IO	-	Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
LIBOR	-	London Interbank Offered Rate
PO	-	Principal-Only Security
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TBA	-	To-Be-Announced Security

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:

ASSETS TABLE

	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$2,450,421,884	$—	$2,450,421,884	$—
Mortgage-Backed Securities	310,064,938	—	310,064,938	—
Asset-Backed Securities	184,118,454	—	184,118,454	—
U.S. Government Bonds and Notes	165,066,175	—	165,066,175	—
Exchange-Traded Funds*	19,558,425	19,558,425	—	—
Money Market Funds	97,360,628	97,360,628	—	—
Total Investments	3,226,590,504	116,919,053	3,109,671,451	—
Put Options Purchased	7,969	7,969	—	—
Futures Contracts	10,521	10,521	—	—
Total	$3,226,608,994	$116,937,543	$3,109,671,451	$—

LIABILITIES TABLE

	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(235,245,781)	$—	$(235,245,781)	$—
Call Options Written	(152,969)	(152,969)	—	—
Futures Contracts	(1,074,241)	(1,074,241)	—	—
Total	$(236,472,991)	$(1,227,210)	$(235,245,781)	$—

* See Portfolio of Investments for industry breakout.

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS – 80.1%
	Air Freight & Logistics – 1.5%
$1,525,000	Air Transport Services Group, Inc.	1.13%	10/15/24	$1,522,807
1,375,000	Atlas Air Worldwide Holdings, Inc.	2.25%	06/01/22	1,372,327
				2,895,134
	Automobiles – 1.1%
950,000	Tesla, Inc.	2.00%	05/15/24	971,044
1,105,000	Tesla, Inc.	2.38%	03/15/22	1,124,240
				2,095,284
	Biotechnology – 6.4%
1,525,000	BioMarin Pharmaceutical, Inc.	0.60%	08/01/24	1,554,178
1,790,000	Exact Sciences Corp.	0.38%	03/15/27	2,212,990
915,000	Insmed, Inc.	1.75%	01/15/25	833,558
1,125,000	Intercept Pharmaceuticals, Inc.	2.00%	05/15/26	992,274
1,660,000	Ionis Pharmaceuticals, Inc.	1.00%	11/15/21	2,001,446
1,260,000	Medicines Co. (The)	2.50%	01/15/22	1,512,201
800,000	Neurocrine Biosciences, Inc.	2.25%	05/15/24	1,153,267
985,000	Repligen Corp.	0.38%	07/15/24	1,063,579
600,000	Sarepta Therapeutics, Inc.	1.50%	11/15/24	1,310,256
				12,633,749
	Communications Equipment – 1.3%
785,000	Lumentum Holdings, Inc.	0.25%	03/15/24	943,900
1,275,000	Viavi Solutions, Inc.	1.00%	03/01/24	1,601,012
				2,544,912
	Diversified Consumer Services – 1.3%
2,370,000	Chegg, Inc. (a)	0.13%	03/15/25	2,641,444
	Electronic Equipment, Instruments & Components – 1.1%
745,000	II-VI, Inc.	0.25%	09/01/22	816,093
1,390,000	Vishay Intertechnology, Inc.	2.25%	06/15/25	1,301,272
				2,117,365
	Energy Equipment & Services – 0.8%
870,000	Oil States International, Inc.	1.50%	02/15/23	758,671
845,000	Transocean, Inc.	0.50%	01/30/23	818,770
				1,577,441
	Entertainment – 1.8%
1,140,000	Live Nation Entertainment, Inc.	2.50%	03/15/23	1,417,819
245,000	World Wrestling Entertainment, Inc.	3.38%	12/15/23	735,376
1,435,000	Zynga, Inc. (a)	0.25%	06/01/24	1,480,415
				3,633,610
	Equity Real Estate Investment Trusts – 1.6%
1,625,000	Extra Space Storage LP (a)	3.13%	10/01/35	2,024,194
830,000	IH Merger Sub LLC	3.50%	01/15/22	1,038,965
				3,063,159
	Health Care Equipment & Supplies – 4.8%
1,110,000	CONMED Corp. (a)	2.63%	02/01/24	1,302,703
2,385,000	DexCom, Inc. (a)	0.75%	12/01/23	2,869,453
1,485,000	Insulet Corp.	1.38%	11/15/24	2,158,945
1,045,000	NuVasive, Inc.	2.25%	03/15/21	1,259,440

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care Equipment & Supplies (Continued)
$1,720,000	Wright Medical Group, Inc.	1.63%	06/15/23	$1,871,033
				9,461,574
	Health Care Providers & Services – 1.0%
255,000	Anthem, Inc.	2.75%	10/15/42	1,043,545
265,000	Molina Healthcare, Inc.	1.13%	01/15/20	860,984
				1,904,529
	Health Care Technology – 0.6%
750,000	Teladoc Health, Inc.	1.38%	05/15/25	1,128,766
	Hotels, Restaurants & Leisure – 0.6%
730,000	Caesars Entertainment Corp.	5.00%	10/01/24	1,259,706
	Independent Power and Renewable Electricity Producers – 0.7%
1,360,000	NRG Energy, Inc.	2.75%	06/01/48	1,438,913
	Insurance – 0.6%
1,150,000	AXA S.A. (a)	7.25%	05/15/21	1,242,035
	Interactive Media & Services – 3.1%
2,440,000	IAC Financeco 2, Inc. (a)	0.88%	06/15/26	2,565,486
535,000	IAC FinanceCo., Inc. (a)	0.88%	10/01/22	876,323
1,620,000	Twitter, Inc.	0.25%	06/15/24	1,727,088
705,000	Zillow Group, Inc.	2.00%	12/01/21	825,655
				5,994,552
	Internet & Direct Marketing Retail – 2.3%
860,000	Booking Holdings, Inc.	0.35%	06/15/20	1,244,112
1,210,000	Booking Holdings, Inc.	0.90%	09/15/21	1,396,144
350,000	Etsy, Inc.	(b)	03/01/23	682,216
945,000	Wayfair, Inc. (a)	1.13%	11/01/24	1,290,583
				4,613,055
	IT Services – 6.4%
2,355,000	Akamai Technologies, Inc.	0.13%	05/01/25	2,659,280
1,760,000	Euronet Worldwide, Inc. (a)	0.75%	03/15/49	2,077,549
790,000	KBR, Inc. (a)	2.50%	11/01/23	958,793
355,000	Okta, Inc.	0.25%	02/15/23	972,799
850,000	Perficient, Inc. (a)	2.38%	09/15/23	941,697
1,835,000	Square, Inc.	0.50%	05/15/23	2,341,337
640,000	Twilio, Inc.	0.25%	06/01/23	1,308,916
1,010,000	Wix.com Ltd	(b)	07/01/23	1,281,214
				12,541,585
	Life Sciences Tools & Services – 1.4%
870,000	Illumina, Inc. (a)	(b)	08/15/23	941,306
665,000	Illumina, Inc.	0.50%	06/15/21	886,734
800,000	QIAGEN NV	0.50%	09/13/23	890,808
				2,718,848
	Machinery – 2.1%
445,000	Chart Industries, Inc. (a)	1.00%	11/15/24	628,234
1,850,000	Fortive Corp. (a)	0.88%	02/15/22	1,905,587
1,485,000	Meritor, Inc.	3.25%	10/15/37	1,582,153
				4,115,974

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Media – 3.0%
$3,020,000	DISH Network Corp.	3.38%	08/15/26	$2,774,891
1,625,000	GCI Liberty, Inc. (a)	1.75%	09/30/46	1,904,637
1,050,000	Liberty Media Corp.	1.38%	10/15/23	1,258,114
				5,937,642
	Metals & Mining – 0.7%
360,000	Cleveland-Cliffs, Inc.	1.50%	01/15/25	518,415
805,000	SSR Mining, Inc. (a)	2.50%	04/01/39	923,234
				1,441,649
	Mortgage Real Estate Investment Trusts – 1.6%
1,900,000	Blackstone Mortgage Trust, Inc.	4.38%	05/05/22	1,980,888
1,135,000	Two Harbors Investment Corp.	6.25%	01/15/22	1,157,665
				3,138,553
	Oil, Gas & Consumable Fuels – 3.0%
2,275,000	Cheniere Energy, Inc.	4.25%	03/15/45	1,802,937
685,000	Oasis Petroleum, Inc.	2.63%	09/15/23	599,080
780,000	PDC Energy, Inc.	1.13%	09/15/21	728,276
1,400,000	TOTAL S.A., Series FP	0.50%	12/02/22	1,467,200
1,380,000	Whiting Petroleum Corp.	1.25%	04/01/20	1,346,398
				5,943,891
	Personal Products – 1.2%
2,475,000	Herbalife Nutrition Ltd.	2.63%	03/15/24	2,360,358
	Pharmaceuticals – 1.9%
1,260,000	Horizon Pharma Investment Ltd.	2.50%	03/15/22	1,419,120
1,250,000	Jazz Investments I Ltd.	1.88%	08/15/21	1,278,975
1,010,000	Pacira BioSciences, Inc.	2.38%	04/01/22	1,041,169
				3,739,264
	Professional Services – 0.9%
1,510,000	FTI Consulting, Inc. (a)	2.00%	08/15/23	1,827,763
	Semiconductors & Semiconductor Equipment – 10.3%
810,000	Advanced Micro Devices, Inc.	2.13%	09/01/26	3,149,343
1,300,000	Cree, Inc. (a)	0.88%	09/01/23	1,604,549
870,000	Inphi Corp.	0.75%	09/01/21	1,081,936
570,000	Intel Corp.	3.25%	08/01/39	1,415,162
1,770,000	Microchip Technology, Inc.	1.63%	02/15/25	3,393,967
2,925,000	Microchip Technology, Inc.	1.63%	02/15/27	3,734,640
190,000	Micron Technology, Inc., Series F	2.13%	02/15/33	780,729
175,000	Novellus Systems, Inc.	2.63%	05/15/41	1,127,484
1,390,000	ON Semiconductor Corp.	1.00%	12/01/20	1,774,184
900,000	Silicon Laboratories, Inc.	1.38%	03/01/22	1,193,479
500,000	Teradyne, Inc.	1.25%	12/15/23	917,339
				20,172,812
	Software – 15.4%
940,000	Atlassian, Inc.	0.63%	05/01/23	1,696,520
1,800,000	Coupa Software, Inc. (a)	0.13%	06/15/25	2,024,725
1,530,000	DocuSign, Inc. (a)	0.50%	09/15/23	1,619,711
1,051,000	Envestnet, Inc.	1.75%	06/01/23	1,291,191
420,000	FireEye, Inc.	0.88%	06/01/24	414,015
1,145,000	Guidewire Software, Inc.	1.25%	03/15/25	1,289,101
345,000	HubSport, Inc.	0.25%	06/01/22	671,883

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Software (Continued)
$925,000	LivePerson, Inc. (a)	0.75%	03/01/24	$1,038,377
1,015,000	New Relic, Inc.	0.50%	05/01/23	1,119,885
3,560,000	Palo Alto Networks, Inc.	0.75%	07/01/23	3,928,370
1,175,000	Pluralsight, Inc. (a)	0.38%	03/01/24	1,280,141
1,135,000	Q2 Holdings, Inc. (a)	0.75%	06/01/26	1,258,771
890,000	RingCentral, Inc.	(b)	03/15/23	1,584,987
1,140,000	ServiceNow, Inc.	(b)	06/01/22	2,375,613
2,550,000	Splunk, Inc. (a)	0.50%	09/15/23	2,910,171
1,260,000	Verient Systems, Inc.	1.50%	06/01/21	1,398,506
2,040,000	Workday, Inc.	0.25%	10/01/22	2,993,784
930,000	Zendesk, Inc.	0.25%	03/15/23	1,366,448
				30,262,199
	Specialty Retail – 0.4%
795,000	RH	(b)	06/15/23	778,120
	Technology Hardware, Storage & Peripherals – 0.5%
1,035,000	Pure Storage, Inc.	0.13%	04/15/23	1,001,734
	Trading Companies & Distributors – 0.7%
1,200,000	Kaman Corp.	3.25%	05/01/24	1,397,816
	Total Convertible Corporate Bonds			157,623,436
	(Cost $137,953,533)
Shares	Description	Stated Rate	Stated Maturity (c)	Value
CONVERTIBLE PREFERRED SECURITIES – 18.5%
	Banks – 5.3%
3,510	Bank of America Corp., Series L	7.25%	(d)	4,975,215
3,970	Wells Fargo & Co., Series L	7.50%	(d)	5,520,523
				10,495,738
	Chemicals – 0.8%
31,060	International Flavors & Frangrances, Inc.	6.00%	09/15/21	1,670,096
	Electric Utilities – 1.5%
18,200	American Electric Power Co., Inc.	6.13%	03/15/22	991,536
30,300	NextEra Energy, Inc.	6.12%	09/01/19	2,001,921
				2,993,457
	Equity Real Estate Investment Trusts – 1.2%
1,890	Crown Castle International Corp., Series A	6.88%	08/01/20	2,278,886
	Food Products – 0.5%
8,700	Bunge Ltd.	4.88%	(d)	900,450
	Health Care Equipment & Supplies – 2.9%
51,200	Becton Dickinson and Co., Series A	6.13%	05/01/20	3,156,480
2,275	Danaher Corp., Series A	4.75%	04/15/22	2,581,897
				5,738,377
	Health Care Technology – 0.5%
18,195	Change Healthcare, Inc.	6.00%	06/30/22	982,712
	Life Sciences Tools & Services – 0.6%
18,440	Avantor, Inc., Series A	6.25%	05/15/22	1,130,003

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity (c)	Value
CONVERTIBLE PREFERRED SECURITIES (Continued)
	Machinery – 1.8%
1,775	Fortive Corp., Series A	5.00%	07/01/21	$1,734,015
13,000	Rexnord Corp., Series A	5.75%	11/15/19	767,910
10,500	Stanley Black & Decker, Inc.	5.38%	05/15/20	1,065,645
				3,567,570
	Multi-Utilities – 2.9%
18,500	CenterPoint Energy, Inc., Series B	7.00%	09/01/21	945,535
14,250	Dominion Energy, Inc, Series A	7.25%	06/01/22	1,431,983
14,700	DTE Energy Co.	6.50%	10/01/19	820,260
22,250	Sempra Energy, Series A	6.00%	01/15/21	2,473,310
				5,671,088
	Water Utilities – 0.5%
16,515	Aqua America, Inc.	6.00%	04/30/22	944,328
	Total Convertible Preferred Securities			36,372,705
	(Cost $33,716,544)
	Total Investments – 98.6%			193,996,141
	(Cost $171,670,077) (e)

Net Other Assets and Liabilities – 1.4%	2,674,757
Net Assets – 100.0%	$196,670,898

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by SSI Investment Management Inc. (“SSI”), the Fund’s sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2019, securities noted as such amounted to $40,137,881 or 20.4% of net assets.
(b)	Zero coupon security.
(c)	Stated maturity represents the mandatory conversion date.
(d)	Perpetual maturity.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $24,232,990 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,906,926. The net unrealized appreciation was $22,326,064.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds*	$ 157,623,436	$ —	$ 157,623,436	$ —
Convertible Preferred Securities:
Food Products	900,450	—	900,450	—
Other industry categories*	35,472,255	35,472,255	—	—
Total Investments	$ 193,996,141	$ 35,472,255	$ 158,523,886	$—

*	See Portfolio of Investments for industry breakout.

First Trust Heitman Global Prime Real Estate ETF (PRME)
Portfolio of Investments
July 31, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 82.4%
	Australia – 7.0%
3,905	Dexus (b)	$34,926
4,584	Goodman Group (b)	46,360
10,278	Scentre Group (b)	27,999
20,126	Vicinity Centres (b)	35,849
		145,134
	France – 1.6%
217	Gecina S.A.	33,294
	Hong Kong – 2.1%
58,849	Champion REIT (b)	43,625
	Japan – 6.6%
7	Activia Properties, Inc. (b)	32,086
37	GLP J-REIT	41,289
9	Nippon Building Fund, Inc. (b)	63,171
		136,546
	Multinational – 1.8%
273	Unibail-Rodamco-Westfield	36,568
	Singapore – 2.3%
16,000	CapitaLand Commercial Trust (b)	23,899
16,500	Mapletree Commercial Trust (b)	24,788
		48,687
	Spain – 2.2%
4,091	Inmobiliaria Colonial Socimi S.A.	45,740
	United Kingdom – 4.0%
5,139	British Land (The) Co., PLC (b)	31,725
801	Derwent London PLC (b)	28,374
8,924	Hammerson PLC (b)	23,144
		83,243
	United States – 54.8%
1,058	Acadia Realty Trust	29,698
426	Alexandria Real Estate Equities, Inc.	62,349
636	AvalonBay Communities, Inc.	132,790
511	Boston Properties, Inc.	67,938
1,860	Brookfield Property REIT, Inc.	35,917
2,232	Empire State Realty Trust, Inc., Class A	31,270
120	Equinix, Inc.	60,252
1,636	Equity Residential	129,064
630	Federal Realty Investment Trust	83,166
1,807	Hudson Pacific Properties, Inc.	63,787
758	Kilroy Realty Corp.	60,231
820	Pebblebrook Hotel Trust	22,952
1,805	Prologis, Inc.	145,501
2,315	Rexford Industrial Realty, Inc.	95,841
582	Simon Property Group, Inc.	94,400
Shares	Description	Value

	United States (Continued)
830	Washington Real Estate Investment Trust	$22,369
		1,137,525
	Total Real Estate Investment Trusts	1,710,362
	(Cost $1,603,457)
COMMON STOCKS (a) – 17.0%
	Canada – 2.9%
3,617	First Capital Realty, Inc.	59,881
	Germany – 3.6%
2,048	Deutsche Wohnen SE (b)	74,687
	Hong Kong – 4.0%
2,726	Sun Hung Kai Properties Ltd. (b)	43,931
11,122	Swire Properties Ltd. (b)	40,160
		84,091
	Japan – 4.2%
2,736	Mitsubishi Estate Co., Ltd. (b)	50,362
1,587	Mitsui Fudosan Co., Ltd. (b)	35,825
		86,187
	Sweden – 2.3%
3,044	Fabege AB (b)	46,975
	Total Common Stocks	351,821
	(Cost $346,315)
	Total Investments – 99.4%	2,062,183
	(Cost $1,949,772) (c)
	Net Other Assets and Liabilities – 0.6%	12,589
	Net Assets – 100.0%	$2,074,772

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2019, securities noted as such are valued at $707,886 or 34.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

First Trust Heitman Global Prime Real Estate ETF (PRME)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $201,231 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $88,820. The net unrealized appreciation was $112,411.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Estate Investment Trusts:
Australia	$ 145,134	$ —	$ 145,134	$ —
Hong Kong	43,625	—	43,625	—
Japan	136,546	41,289	95,257	—
Singapore	48,687	—	48,687	—
United Kingdom	83,243	—	83,243	—
Other Country Categories*	1,253,127	1,253,127	—	—
Common Stocks:
Canada	59,881	59,881	—	—
Other Country Categories*	291,940	—	291,940	—
Total Investments	$ 2,062,183	$ 1,354,297	$ 707,886	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
USD	58.1%
JPY	10.8
EUR	9.2
AUD	7.0
HKD	6.2
GBP	4.0
SGD	2.4
SEK	2.3
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Sub-Industry Classification	% of Total Investments
Office REITs	24.0%
Retail REITs	20.5
Industrial REITs	16.0
Residential REITs	12.7
Real Estate Operating Companies	10.7
Diversified Real Estate Activities	6.3
Diversified REITs	5.8
Specialized REITs	2.9
Hotel & Resort REITs	1.1
Total	100.0%

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments
July 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 59.9%

	Collateralized Mortgage Obligations — 48.4%
	Federal Home Loan Mortgage Corporation
$288,282	Series 2003-2649, Class IM, IO	7.00%	07/15/33	$69,191
264,000	Series 2010-3653, Class UJ	5.00%	04/15/40	322,655
726,820	Series 2013-4239, Class OU, PO	(a)	07/15/43	568,296
137,194	Series 2013-4255, Class SN, 1 Mo. LIBOR × -2.67 + 12.27% (b)	5.86%	05/15/35	162,290
	Federal National Mortgage Association
200,689	Series 2005-69, Class JI, IO	6.00%	08/25/35	48,952
373,788	Series 2005-74, Class NZ	6.00%	09/25/35	517,809
1,361,582	Series 2005-113, Class AI, IO, 1 Mo. LIBOR × -1 + 7.23% (b)	4.96%	01/25/36	276,928
157,440	Series 2008-94, Class JS, 1 Mo. LIBOR × -6 + 30.00% (b)	16.40%	04/25/36	246,926
433,000	Series 2012-93, Class LY	2.50%	09/25/42	396,400
173,000	Series 2013-3, Class BC	2.50%	12/25/42	174,540
100,000	Series 2015-34, Class OK, PO	(a)	03/25/44	89,231
298,685	Series 2016-23, Class PL	3.00%	11/25/45	298,933
395,045	Series 2018-9, Class PL	3.50%	02/25/48	405,564
157,062	Series 2018-94, Class KZ	4.50%	01/25/49	186,535
83,150	Series 2018-94, Class LZ	4.50%	01/25/49	96,110
	Government National Mortgage Association
252,689	Series 2009-32, Class ZA	5.50%	05/20/39	330,169
854,857	Series 2015-168, Class GI, IO	5.50%	02/16/33	200,141
79,142	Series 2016-63, Class NZ	3.00%	05/20/46	71,120
403,000	Series 2018-112, Class CG	3.50%	08/20/48	404,068
405,129	Series 2018-125, Class KZ	3.50%	09/20/48	389,869
				5,255,727
	Commercial Mortgage-Backed Securities— 2.1%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
12,693,963	Series 2010-K005, Class AX, IO (c)	1.34%	11/25/19	4,237
8,031,807	Series 2014-K036, Class X1, IO (c)	0.74%	10/25/23	221,688
				225,925
	Pass-through Securities — 9.4%
	Federal Home Loan Mortgage Corporation
711,879	Pool U99176	4.00%	12/01/47	758,677
	Government National Mortgage Association
249,482	Pool 770005	4.00%	11/15/33	266,354
				1,025,031
	Total U.S. Government Agency Mortgage-Backed Securities			6,506,683
	(Cost $6,002,522)

U.S. GOVERNMENT BONDS AND NOTES — 23.3%

500,000	U.S. Treasury Bond	2.75%	11/15/42	524,531
1,000,000	U.S. Treasury Bond	2.88%	05/15/43	1,070,216
1,000,000	U.S. Treasury Bond	2.25%	08/15/46	944,941
	Total U.S. Government Bonds and Notes			2,539,688
	(Cost $2,295,682)

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Shares	Description	Value

EXCHANGE-TRADED FUNDS — 1.1%

	Capital Markets — 1.1%
900	iShares 20+ Year Treasury Bond ETF	$119,601
	Total Exchange-Traded Funds	119,601
	(Cost $107,474)

MONEY MARKET FUNDS — 12.7%

1,377,450	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class – 2.15% (d)	1,377,450
	(Cost $1,377,450)

	Total Investments — 97.0%	10,543,422
	(Cost $9,783,128) (e)
	Net Other Assets and Liabilities — 3.0%	323,540
	Net Assets — 100.0%	$10,866,962

Futures Contracts at July 31, 2019:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 10-Year Treasury Notes	Long	2	Sep-2019	$ 254,844	$ 335

(a)	Zero coupon security.
(b)	Inverse floating rate security.
(c)	Collateral Strip Rate bond. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	Rate shown reflects yield as of July 31, 2019.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $781,664 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $21,035. The net unrealized appreciation was $760,629. The amounts presented are inclusive of derivative contracts.

IO	- Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	- London Interbank Offered Rate
PO	- Principal-Only Security

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

 A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:

	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$6,506,683	$—	$6,506,683	$—
U.S. Government Bonds and Notes	2,539,688	—	2,539,688	—
Exchange-Traded Funds*	119,601	119,601	—	—
Money Market Funds	1,377,450	1,377,450	—	—
Total Investments	10,543,422	1,497,051	9,046,371	—
Futures Contracts	335	335	—	—
Total	$10,543,757	$1,497,386	$9,046,371	$—

* See Portfolio of Investments for industry breakout.